Schedule of Investments (unaudited)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Omnicom Group Inc., 2.60%, 08/01/31
(Call 05/01/31)(a)	$5,747	$4,797,115
Aerospace & Defense — 2.3%
Boeing Co. (The)
2.70%, 02/01/27 (Call 12/01/26)(a)	10,013	9,194,068
2.95%, 02/01/30 (Call 11/01/29)(a)	8,955	7,809,783
3.20%, 03/01/29 (Call 12/01/28)(a)	11,770	10,598,859
3.25%, 02/01/28 (Call 12/01/27)	11,859	10,929,149
3.25%, 02/01/35 (Call 11/01/34)	7,578	6,107,485
3.60%, 05/01/34 (Call 02/01/34)	8,165	6,925,489
3.63%, 02/01/31 (Call 11/01/30)	14,958	13,520,892
3.75%, 02/01/50 (Call 08/01/49)(a)	15,975	11,729,054
3.90%, 05/01/49 (Call 11/01/48)(a)	10,796	8,044,072
3.95%, 08/01/59 (Call 02/01/59)	9,317	6,646,542
5.04%, 05/01/27 (Call 03/01/27)(a)	21,182	21,020,695
5.15%, 05/01/30 (Call 02/01/30)	48,207	47,858,193
5.71%, 05/01/40 (Call 11/01/39)	33,281	32,724,798
5.81%, 05/01/50 (Call 11/01/49)(a)	59,935	58,695,197
5.93%, 05/01/60 (Call 11/01/59)	36,666	35,654,227
General Dynamics Corp.
3.50%, 04/01/27 (Call 02/01/27)	7,879	7,593,244
3.63%, 04/01/30 (Call 01/01/30)	15,863	14,936,052
3.75%, 05/15/28 (Call 02/15/28)(a)	14,416	13,887,819
4.25%, 04/01/40 (Call 10/01/39)	4,907	4,481,589
4.25%, 04/01/50 (Call 10/01/49)	5,869	5,279,917
L3Harris Technologies Inc.
4.40%, 06/15/28 (Call 03/15/28)	11,427	11,102,526
4.40%, 06/15/28 (Call 03/15/28)(a)	11,487	11,160,822
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)(a)	5,202	3,621,627
3.80%, 03/01/45 (Call 09/01/44)	9,305	7,768,713
3.90%, 06/15/32 (Call 03/15/32)(a)	8,561	8,078,051
4.07%, 12/15/42	16,493	14,535,824
4.09%, 09/15/52 (Call 03/15/52)	16,952	14,528,654
4.15%, 06/15/53 (Call 12/15/52)(a)	14,676	12,674,045
4.70%, 05/15/46 (Call 11/15/45)(a)	13,504	13,009,498
4.75%, 02/15/34 (Call 11/15/33)	6,955	6,962,602
5.10%, 11/15/27 (Call 10/15/27)(a)	7,970	8,189,800
5.25%, 01/15/33 (Call 10/15/32)(a)	10,709	11,152,162
5.70%, 11/15/54 (Call 05/15/54)(a)	13,928	15,102,926
5.90%, 11/15/63 (Call 05/15/63)(a)	7,163	7,983,353
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)(a)	6,035	5,749,573
3.25%, 01/15/28 (Call 10/15/27)(a)	22,754	21,421,842
4.03%, 10/15/47 (Call 04/15/47)(a)	24,158	20,241,435
4.40%, 05/01/30 (Call 02/01/30)	10,822	10,602,377
4.70%, 03/15/33 (Call 12/15/32)(a)	10,989	10,803,968
4.75%, 06/01/43	8,594	7,909,486
4.95%, 03/15/53 (Call 09/15/52)(a)	10,273	9,762,583
5.25%, 05/01/50 (Call 11/01/49)(a)	10,608	10,553,970
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	13,421	10,792,214
2.25%, 07/01/30 (Call 04/01/30)	9,609	8,140,899
2.38%, 03/15/32 (Call 12/15/31)	12,264	10,146,342
2.82%, 09/01/51 (Call 03/01/51)(a)	12,279	8,074,956
3.03%, 03/15/52 (Call 09/15/51)(a)	13,834	9,505,442
3.13%, 05/04/27 (Call 02/04/27)(a)	10,827	10,238,514
3.13%, 07/01/50 (Call 01/01/50)(a)	12,096	8,560,102
Security	Par (000)	Value

Aerospace & Defense (continued)
3.50%, 03/15/27 (Call 12/15/26)	$13,471	$12,902,584
3.75%, 11/01/46 (Call 05/01/46)	13,564	10,759,722
4.13%, 11/16/28 (Call 08/16/28)	34,109	32,977,574
4.15%, 05/15/45 (Call 11/16/44)	10,479	8,846,659
4.35%, 04/15/47 (Call 10/15/46)(a)	11,182	9,759,148
4.45%, 11/16/38 (Call 05/16/38)	9,035	8,384,965
4.50%, 06/01/42	39,138	35,708,635
4.63%, 11/16/48 (Call 05/16/48)(a)	18,605	16,940,325
5.15%, 02/27/33 (Call 11/27/32)	12,130	12,344,982
5.38%, 02/27/53 (Call 08/27/52)	15,097	15,273,626
		805,909,650
Agriculture — 1.6%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	17,681	13,840,757
3.40%, 05/06/30 (Call 02/06/30)	6,746	5,965,775
3.40%, 02/04/41 (Call 08/04/40)	14,768	10,128,061
3.70%, 02/04/51 (Call 08/04/50)	12,616	8,161,631
3.88%, 09/16/46 (Call 03/16/46)(a)	15,214	10,618,067
4.00%, 02/04/61 (Call 08/04/60)	9,654	6,539,868
4.25%, 08/09/42(a)	11,802	9,166,288
4.80%, 02/14/29 (Call 11/14/28)(a)	17,618	17,222,506
5.38%, 01/31/44(a)	18,583	17,203,342
5.80%, 02/14/39 (Call 08/14/38)	20,950	20,220,976
5.95%, 02/14/49 (Call 08/14/48)(a)	25,763	23,864,141
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)(a)	2,473	2,331,026
2.70%, 09/15/51 (Call 03/15/51)	2,058	1,371,410
2.90%, 03/01/32 (Call 12/01/31)(a)	8,167	7,148,169
3.25%, 03/27/30 (Call 12/27/29)(a)	11,106	10,295,673
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)(a)	21,264	18,268,821
2.73%, 03/25/31 (Call 12/25/30)	11,860	9,431,999
3.22%, 09/06/26 (Call 07/06/26)	10,045	9,403,486
3.56%, 08/15/27 (Call 05/15/27)	39,213	36,029,849
3.73%, 09/25/40 (Call 03/25/40)(a)	7,806	5,451,079
3.98%, 09/25/50 (Call 03/25/50)(a)	11,333	7,454,106
4.39%, 08/15/37 (Call 02/15/37)	23,307	18,427,321
4.54%, 08/15/47 (Call 02/15/47)(a)	26,238	18,727,965
4.70%, 04/02/27 (Call 02/02/27)(a)	11,497	11,209,304
4.74%, 03/16/32 (Call 12/16/31)(a)	10,244	9,365,104
4.76%, 09/06/49 (Call 03/06/49)	10,371	7,686,818
4.91%, 04/02/30 (Call 01/02/30)(a)	10,487	9,948,062
BAT International Finance PLC, 4.45%, 03/16/28
(Call 02/16/28)(a)	12,862	12,192,681
Bunge Ltd. Finance Corp., 2.75%, 05/14/31
(Call 02/14/31)(a)	11,792	9,881,991
Philip Morris International Inc.
1.75%, 11/01/30 (Call 08/01/30)(a)	8,920	7,084,986
2.10%, 05/01/30 (Call 02/01/30)(a)	11,202	9,275,900
3.38%, 08/15/29 (Call 05/15/29)	16,328	14,840,366
3.88%, 08/21/42	11,756	9,072,016
4.13%, 03/04/43	7,575	6,003,043
4.25%, 11/10/44	8,344	6,714,118
4.38%, 11/15/41	11,008	9,204,658
4.88%, 02/15/28 (Call 01/15/28)	11,439	11,394,213
4.88%, 11/15/43	3,269	2,866,896
5.13%, 11/17/27 (Call 10/17/27)	16,815	16,996,140
5.13%, 02/15/30 (Call 12/15/29)	24,080	23,831,803
5.38%, 02/15/33 (Call 11/15/32)(a)	20,995	20,817,995
5.63%, 11/17/29 (Call 09/17/29)	16,798	17,218,197

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
5.75%, 11/17/32 (Call 08/17/32)(a)	$17,320	$17,760,435
6.38%, 05/16/38	17,872	19,112,147
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	5,315	4,966,347
5.85%, 08/15/45 (Call 02/15/45)(a)	24,117	20,994,541
		565,710,077
Airlines — 0.1%
Southwest Airlines Co., 5.13%, 06/15/27
(Call 04/15/27)(a)	24,078	24,261,840
Apparel — 0.2%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)(a)	7,915	7,423,148
2.75%, 03/27/27 (Call 01/27/27)	8,861	8,386,445
2.85%, 03/27/30 (Call 12/27/29)(a)	16,243	14,817,764
3.25%, 03/27/40 (Call 09/27/39)	7,178	5,862,341
3.38%, 03/27/50 (Call 09/27/49)(a)	12,554	9,943,294
3.88%, 11/01/45 (Call 05/01/45)(a)	8,828	7,639,786
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)(a)	13,187	10,891,801
		64,964,579
Auto Manufacturers — 1.3%
American Honda Finance Corp.
1.30%, 09/09/26(a)	2,028	1,816,621
2.00%, 03/24/28	7,522	6,674,603
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)(a)	5,404	4,415,282
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)(a)	10,205	9,725,842
5.00%, 10/01/28 (Call 07/01/28)(a)	10,884	10,705,687
5.00%, 04/01/35(a)	4,008	3,608,286
5.15%, 04/01/38 (Call 10/01/37)(a)	6,891	6,090,380
5.20%, 04/01/45	12,960	10,722,932
5.40%, 10/15/29 (Call 08/15/29)(a)	15,347	15,023,175
5.40%, 04/01/48 (Call 10/01/47)(a)	9,249	7,752,129
5.60%, 10/15/32 (Call 07/15/32)(a)	17,381	16,753,454
5.95%, 04/01/49 (Call 10/01/48)(a)	10,134	9,204,661
6.25%, 10/02/43	16,002	15,106,472
6.60%, 04/01/36 (Call 10/01/35)(a)	9,580	9,723,027
6.75%, 04/01/46 (Call 10/01/45)(a)	7,601	7,539,618
6.80%, 10/01/27 (Call 08/01/27)(a)	12,547	13,156,115
General Motors Financial Co. Inc.
1.50%, 06/10/26 (Call 05/10/26)	11,769	10,453,034
2.35%, 02/26/27 (Call 01/26/27)(a)	11,642	10,412,946
2.35%, 01/08/31 (Call 10/08/30)	8,429	6,584,686
2.40%, 04/10/28 (Call 02/10/28)	13,396	11,638,614
2.40%, 10/15/28 (Call 08/15/28)(a)	13,771	11,702,834
2.70%, 08/20/27 (Call 06/20/27)	13,172	11,737,812
2.70%, 06/10/31 (Call 03/10/31)(a)	12,802	10,150,926
3.10%, 01/12/32 (Call 10/12/31)(a)	15,481	12,481,310
3.60%, 06/21/30 (Call 03/21/30)(a)	13,181	11,419,955
4.00%, 10/06/26 (Call 07/06/26)	9,365	8,926,263
4.30%, 04/06/29 (Call 02/06/29)	13,945	12,894,880
4.35%, 01/17/27 (Call 10/17/26)	12,744	12,253,439
5.00%, 04/09/27 (Call 03/09/27)	14,992	14,721,541
5.85%, 04/06/30 (Call 02/06/30)(a)	6,704	6,638,758
6.00%, 01/09/28 (Call 12/09/27)(a)	11,867	12,038,960
Honda Motor Co. Ltd.
2.53%, 03/10/27 (Call 02/10/27)(a)	14,073	13,119,734
2.97%, 03/10/32 (Call 12/10/31)(a)	12,399	11,029,463
Mercedes-Benz Finance North America LLC, 8.50%,
01/18/31(a)	20,038	25,105,636
Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Credit Corp.
1.13%, 06/18/26(a)	$5,647	$5,074,760
1.90%, 01/13/27(a)	8,809	8,006,041
1.90%, 04/06/28(a)	11,208	9,907,188
2.15%, 02/13/30(a)	11,618	10,022,189
3.05%, 03/22/27(a)	13,055	12,337,121
3.20%, 01/11/27(a)	8,140	7,751,289
3.38%, 04/01/30(a)	11,143	10,304,208
4.45%, 06/29/29(a)	7,511	7,454,576
4.55%, 09/20/27	16,304	16,258,394
4.63%, 01/12/28(a)	15,772	15,782,662
		464,227,503
Auto Parts & Equipment — 0.1%
Aptiv PLC, 3.10%, 12/01/51 (Call 06/01/51)(a)	14,775	8,889,482
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)(a)	8,830	7,514,865
4.15%, 05/01/52 (Call 11/01/51)	9,804	7,167,420
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)(a)	6,308	5,773,731
Magna International Inc., 2.45%, 06/15/30
(Call 03/15/30)(a)	6,394	5,438,223
		34,783,721
Banks — 23.2%
Banco Bilbao Vizcaya Argentaria SA, 6.13%, 09/14/28 (Call 09/14/27), (1-year CMT + 2.700%)(a)(b)	1,839	1,860,639
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26),
(1-year CMT + 0.900%)(a)(b)	21,202	18,523,556
2.75%, 12/03/30	14,419	11,258,295
2.96%, 03/25/31(a)	5,065	4,191,726
3.31%, 06/27/29(a)	5,724	5,150,133
3.49%, 05/28/30(a)	8,610	7,537,417
3.80%, 02/23/28	14,258	13,150,946
4.18%, 03/24/28 (Call 03/24/27),
(1-year CMT + 2.000%)(a)(b)	23,622	22,196,953
4.25%, 04/11/27(a)	10,330	9,864,605
4.38%, 04/12/28(a)	15,975	15,246,197
5.29%, 08/18/27	22,800	22,536,516
Bank of America Corp.
1.73%, 07/22/27 (Call 07/22/26),
(3-mo. SOFR + 1.432%)(b)	51,242	45,725,332
1.90%, 07/23/31 (Call 07/23/30),
(3-mo. SOFR + 1.432%)(b)	23,712	18,847,116
1.92%, 10/24/31 (Call 10/24/30),
(3-mo. SOFR + 1.432%)(b)	22,056	17,456,645
2.09%, 06/14/29 (Call 06/14/28),
(3-mo. SOFR + 1.432%)(b)	27,803	23,793,187
2.30%, 07/21/32 (Call 07/21/31),
(3-mo. SOFR + 1.432%)(b)	33,700	26,879,936
2.50%, 02/13/31 (Call 02/13/30),
(3-mo. SOFR + 1.252%)(b)	31,520	26,417,388
2.55%, 02/04/28 (Call 02/04/27),
(3-mo. SOFR + 1.432%)(b)	20,222	18,313,646
2.57%, 10/20/32 (Call 10/20/31),
(3-mo. SOFR + 1.432%)(b)	28,964	23,534,820
2.59%, 04/29/31 (Call 04/29/30),
(3-mo. SOFR + 1.432%)(b)	27,085	22,735,767
2.68%, 06/19/41 (Call 06/19/40),
(3-mo. SOFR + 1.432%)(b)	45,103	30,965,564
2.69%, 04/22/32 (Call 04/22/31),
(3-mo. SOFR + 1.432%)(b)	40,082	33,139,409

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.83%, 10/24/51 (Call 10/24/50),
(3-mo. SOFR + 1.432%)(b)	$8,907	$5,676,212
2.88%, 10/22/30 (Call 10/22/29),
(3-mo. SOFR + 1.452%)(b)	18,362	15,814,759
2.97%, 02/04/33 (Call 02/04/32),
(3-mo. SOFR + 1.432%)(b)	33,108	27,616,979
2.97%, 07/21/52 (Call 07/21/51),
(3-mo. SOFR + 1.432%)(a)(b)	17,529	11,625,065
3.19%, 07/23/30 (Call 07/23/29),
(3-mo. SOFR + 1.442%)(b)	22,939	20,245,966
3.25%, 10/21/27 (Call 10/21/26)(a)	22,743	21,296,777
3.31%, 04/22/42 (Call 04/22/41),
(3-mo. SOFR + 1.432%)(b)	31,663	23,760,042
3.42%, 12/20/28 (Call 12/20/27),
(3-mo. SOFR + 1.040%)(b)	52,076	47,945,123
3.59%, 07/21/28 (Call 07/21/27),
(3-mo. SOFR + 1.632%)(a)(b)	18,473	17,253,304
3.71%, 04/24/28 (Call 04/24/27),
(3-mo. SOFR + 1.512%)(a)(b)	18,309	17,194,535
3.82%, 01/20/28 (Call 01/20/27),
(3-mo. SOFR + 1.837%)(b)	22,507	21,322,522
3.95%, 01/23/49 (Call 01/23/48),
(3-mo. SOFR + 1.452%)(b)	11,174	8,821,628
3.97%, 03/05/29 (Call 03/05/28),
(3-mo. SOFR + 1.332%)(b)	22,539	21,207,216
3.97%, 02/07/30 (Call 02/07/29),
(3-mo. SOFR + 1.472%)(a)(b)	27,430	25,461,412
4.08%, 04/23/40 (Call 04/23/39),
(3-mo. SOFR + 1582%)(b)	14,006	11,755,943
4.08%, 03/20/51 (Call 03/20/50),
(3-mo. SOFR + 3.412%)(b)	47,680	38,338,139
4.24%, 04/24/38 (Call 04/24/37),
(3-mo. SOFR + 2.076%)(b)	12,734	11,226,848
4.25%, 10/22/26	15,820	15,306,323
4.27%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.572%)(b)	27,405	26,035,753
4.33%, 03/15/50 (Call 03/15/49),
(3-mo. SOFR + 1.782%)(b)	24,437	20,568,694
4.38%, 04/27/28 (Call 04/27/27),
(3-mo. SOFR + 1.432%)(b)	20,372	19,684,653
4.44%, 01/20/48 (Call 01/20/47),
(3-mo. SOFR + 1.252%)(a)(b)	17,576	15,155,588
4.57%, 04/27/33 (Call 04/27/32),
(3-mo. SOFR + 1.432%)(b)	36,008	33,867,728
4.95%, 07/22/28 (Call 07/22/27),
(3-mo. SOFR + 1.432%)(b)	25,916	25,591,475
5.00%, 01/21/44	17,093	16,141,257
5.02%, 07/22/33 (Call 07/22/32),
(3-mo. SOFR + 1.432%)(a)(b)	43,921	42,911,511
5.20%, 04/25/29 (Call 04/25/28),
(3-mo. SOFR + 1.432%)(b)	36,037	35,910,088
5.29%, 04/25/34(a)	47,230	46,844,329
5.88%, 02/07/42(a)	13,678	14,452,494
6.11%, 01/29/37	17,180	17,962,874
6.20%, 11/10/28 (Call 11/10/27),
(3-mo. SOFR + 1.432%)(b)	16,998	17,599,202
7.75%, 05/14/38	18,820	22,289,119
Series L, 4.18%, 11/25/27 (Call 11/25/26)(a)	18,101	17,291,235
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(3-mo. SOFR + 1.432%)(b)	18,254	15,098,984
Security	Par (000)	Value

Banks (continued)
Series N, 3.48%, 03/13/52 (Call 03/13/51),
(3-mo. SOFR + 1.432%)(b)	$9,160	$6,671,921
Bank of America NA, 6.00%, 10/15/36(a)	12,299	13,064,533
Bank of Montreal
1.25%, 09/15/26(a)	6,246	5,515,931
2.65%, 03/08/27(a)	13,003	12,026,167
5.20%, 02/01/28 (Call 01/01/28)	13,053	13,097,500
Series H, 4.70%, 09/14/27 (Call 08/14/27)	12,893	12,708,009
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27 (Call 12/26/26)(a)	5,193	4,696,818
2.45%, 08/17/26 (Call 05/17/26)	1,769	1,634,893
3.25%, 05/16/27 (Call 02/16/27)	4,555	4,310,648
3.30%, 08/23/29 (Call 05/23/29)	1,571	1,419,510
3.40%, 01/29/28 (Call 10/29/27)(a)	4,469	4,202,704
3.85%, 04/28/28(a)	6,874	6,618,335
4.97%, 04/26/34	12,170	12,086,508
Bank of Nova Scotia (The)
1.30%, 09/15/26(a)	2,602	2,298,548
1.35%, 06/24/26	2,251	2,011,901
1.95%, 02/02/27(a)	5,025	4,524,421
2.45%, 02/02/32(a)	2,767	2,277,157
2.70%, 08/03/26(a)	6,716	6,238,251
4.85%, 02/01/30	22,924	22,350,519
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26),
(1-year CMT + 1.050%)(b)	20,870	18,551,535
2.65%, 06/24/31 (Call 06/24/30),
(1-year CMT + 1.900%)(b)	7,629	6,159,681
2.67%, 03/10/32 (Call 03/10/31),
(1-year CMT + 1.200%)(b)	13,698	10,869,708
2.89%, 11/24/32 (Call 11/24/31),
(1-year CMT + 1.300%)(b)	14,658	11,557,688
3.33%, 11/24/42 (Call 11/24/41),
(1-year CMT + 1.300%)(b)	9,118	6,363,245
4.34%, 01/10/28 (Call 01/10/27)	19,708	18,711,611
4.84%, 05/09/28 (Call 05/07/27)(a)	20,978	19,436,706
4.95%, 01/10/47(a)	16,409	14,420,556
4.97%, 05/16/29 (Call 05/16/28),
(3-mo. LIBOR US + 1.902%)(b)	20,954	19,988,523
5.25%, 08/17/45(a)	13,164	12,095,198
5.50%, 08/09/28 (Call 08/09/27),
(1-year CMT + 2.650%)(b)	23,454	23,093,465
5.75%, 08/09/33 (Call 08/09/32),
(1-year CMT + 3.000%)(b)	11,856	11,516,407
6.22%, 05/09/34 (Call 05/09/33),
(1-day SOFR + 2.980%)(b)	13,850	13,994,662
7.39%, 11/02/28 (Call 11/02/27),
(1-year CMT + 3.300%)(b)	21,052	22,201,780
7.44%, 11/02/33 (Call 11/02/32),
(1-year CMT + 3.500%)(a)(b)	22,735	24,770,380
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	78	69,371
3.45%, 04/07/27	9,076	8,577,533
3.60%, 04/07/32 (Call 03/07/32)(a)	4,032	3,639,692
5.00%, 04/28/28	19,063	18,833,941
Citigroup Inc.
1.46%, 06/09/27 (Call 06/09/26),
(1-day SOFR + 0.770%)(b)	31,334	27,917,757
2.52%, 11/03/32 (Call 11/03/31),
(1-day SOFR + 1.177%)(b)	17,968	14,497,202

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.56%, 05/01/32 (Call 05/01/31),
(1-day SOFR + 1.167%)(a)(b)	$32,125	$26,394,652
2.57%, 06/03/31 (Call 06/03/30),
(1-day SOFR + 2.107%)(b)	38,589	32,318,214
2.67%, 01/29/31 (Call 01/29/30),
(1-day SOFR + 1.146%)(a)(b)	27,232	23,173,906
2.90%, 11/03/42 (Call 11/03/41),
(1-day SOFR + 1.379%)(a)(b)	13,934	9,726,435
2.98%, 11/05/30 (Call 11/05/29),
(1-day SOFR + 1.422%)(a)(b)	24,853	21,524,741
3.06%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.351%)(b)	32,362	27,175,899
3.07%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.280%)(b)	27,662	25,627,098
3.20%, 10/21/26 (Call 07/21/26)	23,045	21,590,895
3.52%, 10/27/28 (Call 10/27/27),
(3-mo. SOFR + 1.412%)(b)	24,401	22,712,297
3.67%, 07/24/28 (Call 07/24/27),
(3-mo. SOFR + 1.652%)(b)	27,938	26,273,351
3.79%, 03/17/33 (Call 03/17/32),
(1-day SOFR + 1.939%)(b)	32,508	28,888,745
3.88%, 01/24/39 (Call 01/24/38),
(3-mo. SOFR + 1.430%)(b)	2,750	2,306,709
3.89%, 01/10/28 (Call 01/10/27),
(3-mo. SOFR + 1.825%)(b)	30,696	29,205,992
3.98%, 03/20/30 (Call 03/20/29),
(3-mo. SOFR + 1.600%)(b)	29,158	27,017,088
4.08%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.454%)(a)(b)	20,861	19,708,569
4.13%, 07/25/28	25,319	23,666,604
4.28%, 04/24/48 (Call 04/24/47),
(3-mo. SOFR + 2.101%)(a)(b)	11,433	9,633,154
4.30%, 11/20/26	11,968	11,526,686
4.41%, 03/31/31 (Call 03/31/30),
(1-day SOFR + 3.914%)(a)(b)	44,868	42,470,528
4.45%, 09/29/27(a)	37,353	35,884,052
4.65%, 07/30/45(a)	11,905	10,511,391
4.65%, 07/23/48 (Call 06/23/48)(a)	27,214	24,178,885
4.66%, 05/24/28 (Call 05/24/27),
(1-day SOFR + 1.887%)(b)	17,847	17,576,024
4.75%, 05/18/46	22,062	18,605,348
4.91%, 05/24/33 (Call 05/24/32),
(1-day SOFR + 2.086%)(a)(b)	26,951	26,155,088
5.30%, 05/06/44	9,926	9,055,072
5.32%, 03/26/41 (Call 03/26/40),
(1-day SOFR + 4.548%)(b)	14,347	13,915,966
5.88%, 01/30/42	11,132	11,546,953
6.17%, 05/25/34	5,520	5,594,867
6.27%, 11/17/33 (Call 11/17/32),
(1-day SOFR + 2.338%)(a)(b)	30,371	32,467,841
6.63%, 06/15/32	10,622	11,220,458
6.68%, 09/13/43	10,610	11,300,200
8.13%, 07/15/39(a)	21,056	26,736,629
Citizens Bank NA, 4.58%, 08/09/28 (Call 08/09/27),
(1-day SOFR + 2.000%)(a)(b)	5,738	5,228,102
Citizens Financial Group Inc., 3.25%, 04/30/30
(Call 01/30/30)(a)	2,124	1,734,232
Cooperatieve Rabobank UA
5.25%, 05/24/41	24,300	25,263,055
5.25%, 08/04/45(a)	7,775	7,230,953
Security	Par (000)	Value

Banks (continued)
5.75%, 12/01/43	$11,360	$11,358,721
Credit Suisse AG/New York NY
1.25%, 08/07/26(a)	16,465	14,117,498
5.00%, 07/09/27	13,893	13,392,064
7.50%, 02/15/28	15,241	16,189,668
Credit Suisse Group AG, 4.88%, 05/15/45	18,060	15,207,784
Deutsche Bank AG/New York NY
2.31%, 11/16/27 (Call 11/16/26),
(1-day SOFR + 1.219%)(b)	19,342	16,647,762
2.55%, 01/07/28 (Call 01/07/27),
(1-day SOFR + 1.318%)(b)	15,432	13,448,133
3.04%, 05/28/32 (Call 05/28/31),
(1-day SOFR + 1.718%)(b)	9,218	7,290,713
3.55%, 09/18/31 (Call 09/18/30),
(1-day SOFR + 3.043%)(b)	13,246	11,025,845
6.72%, 01/18/29 (Call 01/18/28),
(1-day SOFR + 3.180%)(b)	17,968	18,059,966
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)	3,024	2,775,143
4.65%, 09/13/28 (Call 06/13/28)	10,836	10,078,213
Fifth Third Bancorp.
2.55%, 05/05/27 (Call 04/05/27)	2,738	2,394,491
4.77%, 07/28/30 (Call 07/28/29),
(1-day SOFR + 2.127%)(b)	12,105	11,269,702
6.36%, 10/27/28 (Call 10/27/27),
(1-day SOFR + 2.192%)(b)	6,506	6,538,702
8.25%, 03/01/38(a)	13,420	15,105,607
Goldman Sachs Capital I, 6.35%, 02/15/34(a)	6,963	7,092,250
Goldman Sachs Group Inc. (The)
1.54%, 09/10/27 (Call 09/10/26),
(1-day SOFR + 0.818%)(a)(b)	32,863	28,960,923
1.95%, 10/21/27 (Call 10/21/26),
(1-day SOFR + 0.913%)(b)	48,672	43,319,530
1.99%, 01/27/32 (Call 01/27/31),
(1-day SOFR + 1.090%)(b)	29,290	23,132,255
2.38%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.248%)(b)	43,342	34,945,276
2.60%, 02/07/30 (Call 11/07/29)(a)	22,690	19,450,154
2.62%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.281%)(b)	40,674	33,576,525
2.64%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.114%)(b)	33,933	30,732,351
2.65%, 10/21/32 (Call 10/21/31),
(1-day SOFR + 1.264%)(b)	34,511	28,312,852
2.91%, 07/21/42 (Call 07/21/41),
(1-day SOFR + 1.472%)(a)(b)	14,954	10,375,674
3.10%, 02/24/33 (Call 02/24/32),
(1-day SOFR + 1.410%)(a)(b)	44,381	37,658,561
3.21%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.513%)(b)	22,297	16,266,400
3.44%, 02/24/43 (Call 02/24/42),
(1-day SOFR + 1.632%)(b)	20,445	15,261,591
3.62%, 03/15/28 (Call 03/15/27),
(1-day SOFR + 1.846%)(b)	37,406	35,298,168
3.69%, 06/05/28 (Call 06/05/27),
(3-mo. SOFR + 1.510%)(a)(b)	28,338	26,686,949
3.80%, 03/15/30 (Call 12/15/29)(a)	26,880	24,878,607
3.81%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.420%)(b)	28,996	27,022,924
3.85%, 01/26/27 (Call 01/26/26)	35,676	34,247,041

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.02%, 10/31/38 (Call 10/31/37),
(3-mo. SOFR + 1.634%)(b)	$27,356	$23,092,690
4.22%, 05/01/29 (Call 05/01/28),
(3-mo. SOFR + 1.562%)(b)	38,709	36,705,790
4.41%, 04/23/39 (Call 04/23/38),
(3-mo. SOFR + 1.430%)(b)	15,822	13,836,891
4.48%, 08/23/28 (Call 08/23/27),
(1-day SOFR + 1.725%)(b)	29,042	28,211,227
4.75%, 10/21/45 (Call 04/21/45)(a)	17,856	15,943,576
4.80%, 07/08/44 (Call 01/08/44)	17,574	15,805,254
5.15%, 05/22/45	21,176	19,496,241
5.95%, 01/15/27(a)	11,895	12,171,370
6.13%, 02/15/33(a)	12,222	12,968,439
6.25%, 02/01/41	27,394	29,217,977
6.75%, 10/01/37	65,753	70,149,357
HSBC Holdings PLC
2.01%, 09/22/28 (Call 09/22/27),
(1-day SOFR + 1.732%)(a)(b)	22,867	19,755,057
2.21%, 08/17/29 (Call 08/17/28),
(1-day SOFR + 1.285%)(a)(b)	22,753	19,179,184
2.25%, 11/22/27 (Call 11/22/26),
(1-day SOFR + 1.100%)(b)	30,520	27,141,341
2.36%, 08/18/31 (Call 08/18/30),
(1-day SOFR + 1.947%)(a)(b)	16,193	12,979,653
2.80%, 05/24/32 (Call 05/24/31),
(1-day SOFR + 1.187%)(b)	34,645	28,058,826
2.85%, 06/04/31 (Call 06/04/30),
(1-day SOFR + 2.387%)(b)	16,393	13,674,254
2.87%, 11/22/32 (Call 11/22/31),
(1-day SOFR + 1.410%)(a)(b)	19,023	15,394,863
3.97%, 05/22/30 (Call 05/22/29),
(3-mo. LIBOR US + 1.610%)(a)(b)	33,212	30,297,557
4.04%, 03/13/28 (Call 03/13/27),
(3-mo. LIBOR US + 1.546%)(a)(b)	28,557	26,938,903
4.38%, 11/23/26(a)	100	95,844
4.58%, 06/19/29 (Call 06/19/28),
(3-mo. LIBOR US + 1.535%)(b)	33,038	31,340,716
4.76%, 06/09/28 (Call 06/09/27),
(1-day SOFR + 2.110%)(b)	27,958	27,116,735
4.95%, 03/31/30(a)	27,911	27,171,130
5.21%, 08/11/28 (Call 08/11/27),
(1-day SOFR + 2.610%)(b)	26,752	26,379,912
5.25%, 03/14/44(a)	15,280	13,722,948
5.40%, 08/11/33 (Call 08/11/32),
(1-day SOFR + 2.870%)(b)	28,695	28,116,595
6.10%, 01/14/42(a)	9,583	10,068,103
6.16%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 1.970%)(a)(b)	23,464	23,898,574
6.25%, 03/09/34 (Call 03/09/33),
(1-day SOFR + 2.390%)(a)(b)	25,685	26,415,425
6.33%, 03/09/44 (Call 03/09/43),
(1-day SOFR + 2.650%)(b)	33,233	34,420,761
6.50%, 05/02/36(a)	11,527	11,906,252
6.50%, 09/15/37(a)	10,171	10,576,419
6.50%, 09/15/37	7,579	7,662,138
6.80%, 06/01/38(a)	6,723	6,864,349
7.39%, 11/03/28 (Call 11/03/27),
(1-day SOFR + 3.350%)(b)	26,506	28,267,154
Security	Par (000)	Value

Banks (continued)
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 11/04/29)	$4,949	$3,929,704
4.44%, 08/04/28 (Call 08/04/27),
(1-day SOFR + 1.970%)(a)(b)	5,297	4,934,531
Huntington National Bank (The)
4.55%, 05/17/28 (Call 05/17/27),
(1-day SOFR + 1.650%)(a)(b)	4,987	4,648,788
5.65%, 01/10/30 (Call 11/10/29)(a)	7,711	7,406,493
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31),
(1-day SOFR + 1.316%)(a)(b)	4,476	3,706,134
3.95%, 03/29/27	19,226	18,336,540
4.02%, 03/28/28 (Call 03/28/27),
(1-day SOFR + 1.830%)(b)	16,730	15,854,882
4.05%, 04/09/29(a)	5,374	5,062,243
4.25%, 03/28/33 (Call 03/28/32),
(1-day SOFR + 2.070%)(a)(b)	6,802	6,216,767
4.55%, 10/02/28	8,760	8,500,100
JPMorgan Chase & Co.
1.47%, 09/22/27 (Call 09/22/26),
(1-day SOFR + 0.765%)(b)	30,316	26,933,923
1.76%, 11/19/31 (Call 11/19/30),
(3-mo. SOFR + 1.105%)(a)(b)	12,878	10,149,319
1.95%, 02/04/32 (Call 02/04/31),
(1-day SOFR + 1.065%)(b)	31,126	24,799,441
2.07%, 06/01/29 (Call 06/01/28),
(1-day SOFR + 1.015%)(b)	20,866	18,031,442
2.18%, 06/01/28 (Call 06/01/27),
(1-day SOFR + 1.890%)(b)	16,116	14,382,748
2.52%, 04/22/31 (Call 04/22/30),
(1-day SOFR + 2.040%)(a)(b)	28,982	24,592,317
2.53%, 11/19/41 (Call 11/19/40),
(3-mo. SOFR + 1.510%)(a)(b)	17,268	11,765,263
2.55%, 11/08/32 (Call 11/08/31),
(1-day SOFR + 1.180%)(b)	32,824	26,911,610
2.58%, 04/22/32 (Call 04/22/31),
(3-mo. SOFR + 1.250%)(b)	37,422	31,150,825
2.74%, 10/15/30 (Call 10/15/29),
(3-mo. SOFR + 1.510%)(a)(b)	39,052	33,870,046
2.95%, 10/01/26 (Call 07/01/26)(a)	27,287	25,673,839
2.95%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.170%)(b)	17,524	16,181,951
2.96%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.260%)(b)	37,687	31,931,472
3.11%, 04/22/41 (Call 04/22/40),
(3-mo. SOFR + 2.460%)(b)	16,284	12,176,464
3.11%, 04/22/51 (Call 04/22/50),
(1-day SOFR + 2.440%)(b)	24,124	16,662,020
3.16%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 2.460%)(b)	21,420	15,999,134
3.33%, 04/22/52 (Call 04/22/51),
(1-day SOFR + 1.580%)(b)	37,346	26,736,057
3.51%, 01/23/29 (Call 01/23/28),
(3-mo. SOFR + 0.945%)(b)	23,198	21,606,339
3.54%, 05/01/28 (Call 05/01/27),
(3-mo. SOFR + 1.642%)(a)(b)	27,065	25,547,693
3.63%, 12/01/27 (Call 12/01/26)	11,053	10,442,775
3.70%, 05/06/30 (Call 05/06/29),
(3-mo. SOFR + 1.422%)(b)	25,594	23,629,077

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.78%, 02/01/28 (Call 02/01/27),
(3-mo. SOFR + 1.599%)(b)	$29,864	$28,396,525
3.88%, 07/24/38 (Call 07/24/37),
(3-mo. SOFR + 1.622%)(b)	23,629	20,305,777
3.90%, 01/23/49 (Call 01/23/48),
(3-mo. SOFR + 1.482%)(a)(b)	19,387	15,436,573
3.96%, 11/15/48 (Call 11/15/47),
(3-mo. SOFR + 1.642%)(b)	37,787	30,461,060
4.01%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.382%)(b)	23,208	22,006,220
4.03%, 07/24/48 (Call 07/24/47),
(3-mo. SOFR + 1.722%)(b)	16,533	13,507,912
4.13%, 12/15/26	21,814	21,316,416
4.20%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.522%)(b)	26,455	25,333,110
4.25%, 10/01/27(a)	15,729	15,347,221
4.26%, 02/22/48 (Call 02/22/47),
(3-mo. SOFR + 1.842%)(b)	20,238	17,297,307
4.32%, 04/26/28 (Call 04/26/27),
(1-day SOFR + 1.560%)(b)	32,176	31,317,435
4.45%, 12/05/29 (Call 12/05/28),
(3-mo. SOFR + 1.330%)(b)	26,502	25,518,076
4.49%, 03/24/31 (Call 03/24/30),
(3-mo. SOFR + 3.790%)(a)(b)	30,547	29,517,615
4.57%, 06/14/30 (Call 06/14/29),
(1-day SOFR + 1.750%)(a)(b)	21,484	20,778,788
4.59%, 04/26/33 (Call 04/26/32),
(1-day SOFR + 1.800%)(b)	21,500	20,655,031
4.85%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.990%)(b)	37,811	37,624,085
4.85%, 02/01/44	10,676	10,005,431
4.91%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.080%)(a)(b)	48,395	47,644,853
4.95%, 06/01/45(a)	17,764	16,457,113
5.35%, 06/01/34	15,120	15,318,882
5.40%, 01/06/42	13,539	13,578,090
5.50%, 10/15/40(a)	13,802	13,926,305
5.60%, 07/15/41	19,269	19,980,604
5.63%, 08/16/43(a)	13,498	13,566,178
6.40%, 05/15/38(a)	27,629	30,879,052
KeyBank NA, 5.00%, 01/26/33 (Call 10/26/32)(a)	9,960	8,761,097
KeyBank NA/Cleveland OH
4.90%, 08/08/32(a)	7,989	6,402,915
5.85%, 11/15/27 (Call 10/16/27)(a)	9,465	8,914,042
KeyCorp
2.25%, 04/06/27(a)	8,243	6,799,483
2.55%, 10/01/29(a)	8,414	6,445,004
4.10%, 04/30/28	8,287	7,251,621
4.79%, 06/01/33 (Call 06/01/32),
(1-day SOFR + 2.060%)(a)(b)	6,237	5,388,701
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26),
(1-year CMT + 0.850%)(b)	12,499	11,169,049
3.57%, 11/07/28 (Call 11/07/27),
(3-mo. LIBOR US + 1.205%)(a)(b)	28,702	26,282,083
3.75%, 01/11/27(a)	22,879	21,651,178
3.75%, 03/18/28 (Call 03/18/27),
(1-year CMT + 1.800%)(b)	14,451	13,483,260
4.34%, 01/09/48(a)	14,696	10,996,893
4.38%, 03/22/28	22,715	21,862,588
Security	Par (000)	Value

Banks (continued)
4.55%, 08/16/28	$11,512	$11,072,893
4.98%, 08/11/33 (Call 08/11/32),
(1-year CMT + 2.300%)(b)	8,112	7,676,476
5.30%, 12/01/45(a)	4,719	4,089,545
5.87%, 03/06/29 (Call 03/06/28),
(1-year CMT + 1.700%)(a)(b)	23,074	23,240,525
M&T Bank Corp., 5.05%, 01/27/34 (Call 01/27/33),
(1-day SOFR + 1.850%)(b)	8,585	7,926,681
Manufacturers & Traders Trust Co., 4.70%, 01/27/28
(Call 12/27/27)(a)	12,896	12,065,422
Mitsubishi UFJ Financial Group Inc.
1.54%, 07/20/27 (Call 07/20/26),
(1-year CMT + 0.750%)(b)	14,950	13,226,954
1.64%, 10/13/27 (Call 10/13/26),
(1-year CMT + 0.670%)(b)	16,305	14,365,432
2.05%, 07/17/30	11,736	9,548,539
2.31%, 07/20/32 (Call 07/20/31),
(1-year CMT + 0.950%)(b)	21,040	16,849,558
2.34%, 01/19/28 (Call 01/19/27),
(1-year CMT + 0.830%)(b)	18,363	16,490,563
2.49%, 10/13/32 (Call 10/13/31),
(1-year CMT + 0.970%)(b)	8,855	7,158,590
2.56%, 02/25/30(a)	14,023	11,940,077
2.76%, 09/13/26	7,148	6,603,132
2.85%, 01/19/33 (Call 01/19/32),
(1-year CMT + 1.100%)(b)	12,427	10,316,642
3.20%, 07/18/29(a)	18,358	16,334,073
3.29%, 07/25/27(a)	12,944	12,099,566
3.68%, 02/22/27(a)	11,818	11,458,463
3.74%, 03/07/29	18,114	16,898,869
3.75%, 07/18/39(a)	11,785	9,920,052
3.96%, 03/02/28(a)	14,121	13,477,346
4.05%, 09/11/28(a)	9,382	8,978,127
4.08%, 04/19/28 (Call 04/19/27),
(1-year CMT + 1.300%)(b)	10,210	9,758,515
5.02%, 07/20/28 (Call 07/20/27),
(1-year CMT + 1.950%)(b)	16,673	16,486,779
5.13%, 07/20/33 (Call 07/20/32),
(1-year CMT + 2.125%)(b)	16,723	16,535,294
5.35%, 09/13/28 (Call 09/13/27),
(1-year CMT + 1.900%)(b)	17,440	17,460,487
5.41%, 04/19/34(a)	8,848	8,894,655
5.42%, 02/22/29 (Call 02/22/28),
(1-year CMT + 1.380%)(a)(b)	13,675	13,730,417
5.44%, 02/22/34 (Call 02/22/33),
(1-year CMT + 1.630%)(b)	13,148	13,227,956
5.47%, 09/13/33 (Call 09/13/32),
(1-year CMT + 2.125%)(a)(b)	8,656	8,751,563
Mizuho Financial Group Inc.
1.55%, 07/09/27 (Call 07/09/26),
(1-year CMT + 0.750%)(b)	13,659	12,110,985
1.98%, 09/08/31 (Call 09/08/30),
(1-day SOFR + 1.532%)(a)(b)	6,977	5,506,153
2.20%, 07/10/31 (Call 07/10/30),
(1-day SOFR + 1.772%)(b)	12,027	9,735,484
2.56%, 09/13/31	12,168	9,620,975
2.84%, 09/13/26(a)	6,396	5,893,225
3.15%, 07/16/30 (Call 07/16/29),
(3-mo. SOFR + 1.392%)(a)(b)	5,099	4,475,709
3.17%, 09/11/27(a)	13,281	12,260,728

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.02%, 03/05/28(a)	$14,802	$14,079,609
4.25%, 09/11/29 (Call 09/11/28),
(3-mo. SOFR + 1.532%)(a)(b)	7,693	7,280,078
5.41%, 09/13/28 (Call 09/13/27),
(1-year CMT + 2.050%)(b)	9,438	9,463,934
5.67%, 05/27/29 (Call 05/27/28),
(1-year CMT + 1.500%)(a)(b)	14,543	14,727,027
5.67%, 09/13/33 (Call 09/13/32),
(1-year CMT + 2.400%)(b)	9,357	9,523,809
5.75%, 05/27/34 (Call 05/27/33),
(1-year CMT + 1.800%)(b)	10,409	10,662,523
Morgan Stanley
1.51%, 07/20/27 (Call 07/20/26),
(1-day SOFR + 0.858%)(b)	34,159	30,425,302
1.79%, 02/13/32 (Call 02/13/31),
(1-day SOFR + 1.034%)(b)	30,902	23,981,809
1.93%, 04/28/32 (Call 04/28/31),
(1-day SOFR + 1.020%)(b)	28,182	22,021,790
2.24%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.178%)(a)(b)	39,167	31,273,451
2.48%, 01/21/28 (Call 01/21/27),
(1-day SOFR + 1.000%)(b)	25,148	22,890,658
2.51%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.200%)(b)	27,304	22,211,542
2.70%, 01/22/31 (Call 01/22/30),
(1-day SOFR + 1.143%)(b)	37,085	31,736,360
2.80%, 01/25/52 (Call 01/25/51),
(1-day SOFR + 1.430%)(a)(b)	20,585	13,203,929
2.94%, 01/21/33 (Call 01/21/32),
(1-day SOFR + 1.290%)(b)	28,446	23,751,298
3.22%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.485%)(a)(b)	21,452	15,998,470
3.59%, 07/22/28 (Call 07/22/27),
(3-mo. LIBOR US + 1.340%)(b)	31,957	29,833,783
3.62%, 04/01/31 (Call 04/01/30),
(1-day SOFR + 3.120%)(b)	31,325	28,327,821
3.63%, 01/20/27(a)	34,626	33,157,844
3.77%, 01/24/29 (Call 01/24/28),
(3-mo. SOFR + 1.140%)(b)	32,720	30,684,080
3.95%, 04/23/27(a)	23,676	22,501,474
3.97%, 07/22/38 (Call 07/22/37),
(3-mo. LIBOR US + 1.455%)(b)	22,917	19,819,508
4.21%, 04/20/28 (Call 04/20/27),
(1-day SOFR + 1.610%)(b)	28,796	27,773,307
4.30%, 01/27/45	26,351	22,701,078
4.35%, 09/08/26	18,993	18,541,470
4.38%, 01/22/47	23,542	20,487,237
4.43%, 01/23/30 (Call 01/23/29),
(3-mo. SOFR + 1.628%)(a)(b)	29,951	28,751,717
4.46%, 04/22/39 (Call 04/22/38),
(3-mo. SOFR + 1.693%)(b)	10,236	9,142,273
4.89%, 07/20/33 (Call 07/20/32),
(1-day SOFR + 2.076%)(b)	21,499	20,789,527
5.12%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.730%)(b)	27,676	27,496,117
5.16%, 04/20/29 (Call 04/20/28),
(1-day SOFR + 1.590%)(b)	20,161	20,105,567
5.25%, 04/21/34	23,197	23,037,075
5.60%, 03/24/51 (Call 03/24/50),
(1-day SOFR + 4.840%)(a)(b)	21,731	22,330,341
Security	Par (000)	Value

Banks (continued)
6.30%, 10/18/28 (Call 10/18/27),
(1-day SOFR + 2.240%)(b)	$24,272	$25,224,494
6.34%, 10/18/33 (Call 10/18/32),
(1-day SOFR + 2.560%)(b)	32,782	35,133,466
6.38%, 07/24/42(a)	21,940	24,070,381
7.25%, 04/01/32(a)	12,778	14,694,000
National Australia Bank Ltd., 3.91%, 06/09/27(a)	5,598	5,432,954
National Australia Bank Ltd./New York, 2.50%,
07/12/26(a)	3,690	3,446,399
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26),
(1-year CMT + 0.900%)(a)(b)	9,541	8,446,350
3.07%, 05/22/28 (Call 05/22/27),
(1-year CMT + 2.550%)(a)(b)	12,251	11,147,360
4.45%, 05/08/30 (Call 05/08/29),
(3-mo. LIBOR US + 1.871%)(b)	16,857	15,777,033
4.89%, 05/18/29 (Call 05/18/28),
(3-mo. LIBOR US + 1.754%)(a)(b)	26,535	25,609,016
5.08%, 01/27/30 (Call 01/27/29),
(3-mo. LIBOR US + 1.905%)(b)	22,187	21,544,007
5.52%, 09/30/28 (Call 09/30/27),
(1-year CMT + 2.270%)(a)(b)	10,129	10,095,023
6.02%, 03/02/34 (Call 03/02/33),
(1-year CMT + 2.100%)(a)(b)	8,064	8,242,869
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)(a)	8,334	6,875,883
4.00%, 05/10/27 (Call 04/10/27)(a)	10,140	9,875,343
6.13%, 11/02/32 (Call 08/02/32)(a)	12,663	13,293,733
PNC Bank NA
2.70%, 10/22/29(a)	7,439	6,350,600
3.10%, 10/25/27 (Call 09/25/27)(a)	9,592	8,822,663
4.05%, 07/26/28	15,841	14,693,052
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31),
(1-day SOFR + 0.979%)(a)(b)	6,872	5,544,536
2.55%, 01/22/30 (Call 10/24/29)(a)	22,641	19,121,977
2.60%, 07/23/26 (Call 05/23/26)(a)	4,522	4,192,198
3.15%, 05/19/27 (Call 04/19/27)(a)	8,209	7,641,036
3.45%, 04/23/29 (Call 01/23/29)(a)	18,197	16,615,826
5.07%, 01/24/34 (Call 01/24/33),
(1-day SOFR + 1.933%)(a)(b)	16,218	15,667,905
5.35%, 12/02/28 (Call 12/02/27),
(1-day SOFR + 1.630%)(a)(b)	11,493	11,495,008
6.04%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.140%)(a)(b)	15,559	16,037,382
Royal Bank of Canada
1.15%, 07/14/26	2,573	2,296,892
1.40%, 11/02/26	12,167	10,780,125
2.30%, 11/03/31	14,181	11,551,579
3.63%, 05/04/27	11,342	10,806,088
3.88%, 05/04/32	8,983	8,230,415
4.24%, 08/03/27	17,232	16,741,831
4.90%, 01/12/28(a)	11,382	11,288,272
5.00%, 02/01/33(a)	16,690	16,440,152
5.00%, 05/02/33	9,819	9,667,738
6.00%, 11/01/27	18,434	19,098,411
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27),
(1-day SOFR + 1.249%)(b)	11,740	10,301,436
3.24%, 10/05/26 (Call 08/05/26)	7,752	7,031,632

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.40%, 07/13/27 (Call 04/14/27)	$10,197	$9,682,566
6.50%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 2.356%)(b)	13,134	13,321,665
Santander UK Group Holdings PLC
2.47%, 01/11/28 (Call 01/11/27),
(1-day SOFR + 1.220%)(b)	11,257	9,893,129
3.82%, 11/03/28 (Call 11/03/27),
(3-mo. LIBOR US + 1.400%)(b)	10,482	9,541,839
6.53%, 01/10/29 (Call 01/10/28),
(1-day SOFR + 2.600%)(a)(b)	12,632	12,837,001
State Street Corp.
2.20%, 03/03/31(a)	1,614	1,306,448
2.40%, 01/24/30(a)	5,054	4,338,425
5.16%, 05/18/34	4,000	3,982,487
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26(a)	15,066	13,297,615
1.90%, 09/17/28(a)	29,630	25,127,719
2.13%, 07/08/30	20,299	16,698,680
2.14%, 09/23/30(a)	6,372	5,104,083
2.22%, 09/17/31(a)	7,178	5,773,237
2.75%, 01/15/30(a)	19,126	16,585,776
2.93%, 09/17/41(a)	1,938	1,374,915
3.01%, 10/19/26(a)	14,225	13,265,335
3.04%, 07/16/29	32,264	28,447,362
3.35%, 10/18/27(a)	7,067	6,567,724
3.36%, 07/12/27(a)	18,229	17,047,943
3.45%, 01/11/27(a)	12,250	11,565,528
3.54%, 01/17/28	7,296	6,821,351
3.94%, 07/19/28	12,479	11,788,483
5.52%, 01/13/28(a)	26,870	27,296,567
5.71%, 01/13/30	22,241	22,840,648
5.77%, 01/13/33	21,340	22,281,706
Toronto-Dominion Bank (The)
1.25%, 09/10/26	5,367	4,747,591
1.95%, 01/12/27	10,066	9,030,781
2.00%, 09/10/31	11,674	9,259,118
2.80%, 03/10/27	17,535	16,140,538
3.20%, 03/10/32	19,307	16,648,992
4.11%, 06/08/27	21,562	20,765,907
4.46%, 06/08/32	24,406	23,100,496
4.69%, 09/15/27	19,585	19,243,530
5.16%, 01/10/28	17,497	17,523,230
Truist Bank
2.25%, 03/11/30 (Call 12/11/29)	15,275	12,136,337
3.80%, 10/30/26 (Call 09/30/26)(a)	9,527	8,696,979
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)(a)	6,490	5,447,247
1.89%, 06/07/29 (Call 06/07/28),
(1-day SOFR + 0.862%)(b)	13,018	10,810,556
1.95%, 06/05/30 (Call 03/05/30)(a)	6,562	5,285,183
4.12%, 06/06/28 (Call 06/06/27),
(1-day SOFR + 1.368%)(a)(b)	9,852	9,334,907
4.87%, 01/26/29 (Call 01/26/28),
(1-day SOFR + 1.435%)(a)(b)	23,572	22,802,775
5.12%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.852%)(a)(b)	15,423	14,740,265
6.12%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.300%)(a)(b)	6,824	6,993,377
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)(a)	14,811	11,272,597
Security	Par (000)	Value

Banks (continued)
2.22%, 01/27/28 (Call 01/27/27),
(1-day SOFR + 0.730%)(b)	$14,075	$12,550,495
2.68%, 01/27/33 (Call 01/27/32),
(1-day SOFR + 1.020%)(a)(b)	11,156	8,889,795
3.00%, 07/30/29 (Call 04/30/29)(a)	3,674	3,130,470
3.90%, 04/26/28 (Call 03/24/28)(a)	10,705	10,105,015
4.55%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 1.660%)(a)(b)	21,281	20,488,427
4.65%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.230%)(a)(b)	19,594	18,900,263
4.84%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.600%)(b)	21,956	20,574,217
5.85%, 10/21/33 (Call 10/21/32),
(1-day SOFR + 2.090%)(a)(b)	17,441	17,557,473
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	10,975	10,050,712
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	17,087	15,889,844
Wachovia Corp., 5.50%, 08/01/35(a)	15,932	15,755,430
Wells Fargo & Co.
2.39%, 06/02/28 (Call 06/02/27),
(1-day SOFR + 2.100%)(b)	31,906	28,534,975
2.57%, 02/11/31 (Call 02/11/30),
(1-day SOFR + 1.262%)(b)	33,031	27,882,118
2.88%, 10/30/30 (Call 10/30/29),
(3-mo. SOFR + 1.432%)(b)	36,924	31,906,959
3.07%, 04/30/41 (Call 04/30/40),
(1-day SOFR + 2.530%)(b)	39,150	28,446,359
3.20%, 06/17/27 (Call 06/17/26),
(3-mo. SOFR + 1.432%)(a)(b)	25,965	24,384,098
3.35%, 03/02/33 (Call 03/02/32),
(1-day SOFR + 1.500%)(a)(b)	40,215	34,568,794
3.53%, 03/24/28 (Call 03/24/27),
(1-day SOFR + 1.510%)(b)	41,786	39,205,468
3.58%, 05/22/28 (Call 05/22/27),
(3-mo. SOFR + 1.572%)(b)	30,692	28,790,075
3.90%, 05/01/45	22,461	17,781,999
4.10%, 06/03/26(a)	12,758	12,288,865
4.15%, 01/24/29 (Call 10/24/28)(a)	27,071	25,667,788
4.30%, 07/22/27	26,148	25,172,499
4.40%, 06/14/46	21,719	17,548,974
4.48%, 04/04/31 (Call 04/04/30),
(1-day SOFR + 4.032%)(b)	25,491	24,269,752
4.61%, 04/25/53 (Call 04/25/52),
(1-day SOFR + 2.130%)(b)	36,860	31,643,282
4.65%, 11/04/44	22,366	18,941,307
4.75%, 12/07/46	22,156	18,712,286
4.81%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.980%)(b)	31,362	30,855,814
4.90%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.100%)(a)(b)	44,075	42,552,213
4.90%, 11/17/45	23,908	20,831,672
5.01%, 04/04/51 (Call 04/04/50),
(3-mo. SOFR + 4.502%)(b)	58,522	53,473,137
5.38%, 11/02/43	21,399	20,092,563
5.39%, 04/24/34	28,702	28,735,888
5.61%, 01/15/44	27,200	25,977,229
Wells Fargo Bank NA
5.85%, 02/01/37(a)	11,165	11,356,538
6.60%, 01/15/38(a)	18,488	20,328,946
Westpac Banking Corp.
1.15%, 06/03/26	5,206	4,669,796

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.95%, 11/20/28	$14,529	$12,584,886
2.15%, 06/03/31	5,714	4,787,210
2.65%, 01/16/30(a)	8,118	7,203,713
2.70%, 08/19/26(a)	7,121	6,664,973
2.96%, 11/16/40	10,572	7,013,396
3.13%, 11/18/41(a)	9,499	6,435,664
3.35%, 03/08/27(a)	13,182	12,548,457
3.40%, 01/25/28(a)	15,747	14,942,045
4.04%, 08/26/27	14,973	14,592,163
4.42%, 07/24/39	9,559	7,926,835
5.46%, 11/18/27	20,655	21,264,917
		8,184,747,977
Beverages — 2.7%
Anheuser-Busch Companies LLC/Anheuser-Busch
InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	56,121	54,972,798
4.90%, 02/01/46 (Call 08/01/45)	101,665	95,901,662
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	9,817	9,076,996
4.90%, 02/01/46 (Call 08/01/45)	16,545	15,652,063
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	19,424	18,238,538
4.00%, 04/13/28 (Call 01/13/28)(a)	27,946	27,329,947
4.35%, 06/01/40 (Call 12/01/39)	11,417	10,468,947
4.38%, 04/15/38 (Call 10/15/37)	14,384	13,463,562
4.44%, 10/06/48 (Call 04/06/48)	18,803	16,867,086
4.50%, 06/01/50 (Call 12/01/49)(a)	17,130	15,525,162
4.60%, 04/15/48 (Call 10/15/47)	23,866	21,915,897
4.75%, 01/23/29 (Call 10/23/28)	45,439	45,739,116
4.75%, 04/15/58 (Call 10/15/57)	10,515	9,671,581
4.90%, 01/23/31 (Call 10/23/30)(a)	6,522	6,741,625
4.95%, 01/15/42	16,764	16,361,486
5.45%, 01/23/39 (Call 07/23/38)	21,222	22,052,765
5.55%, 01/23/49 (Call 07/23/48)	43,045	45,028,290
5.80%, 01/23/59 (Call 07/23/58)	21,242	22,848,447
8.20%, 01/15/39(a)	13,062	17,040,109
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	12,933	11,159,147
1.38%, 03/15/31(a)	14,100	11,341,631
1.45%, 06/01/27(a)	12,922	11,717,605
1.50%, 03/05/28(a)	8,179	7,263,765
1.65%, 06/01/30	15,433	12,934,544
2.00%, 03/05/31(a)	8,904	7,526,313
2.13%, 09/06/29	10,079	8,891,999
2.25%, 01/05/32(a)	22,057	18,821,040
2.50%, 06/01/40	10,440	7,809,562
2.50%, 03/15/51(a)	16,002	10,736,649
2.60%, 06/01/50(a)	15,904	10,968,551
2.75%, 06/01/60(a)	10,035	6,813,273
2.88%, 05/05/41	8,834	6,860,065
3.00%, 03/05/51(a)	18,634	13,901,489
3.38%, 03/25/27(a)	10,745	10,475,194
3.45%, 03/25/30(a)	13,664	12,984,193
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)(a)	8,982	7,338,090
3.15%, 08/01/29 (Call 05/01/29)	8,708	7,850,737
4.90%, 05/01/33	8,263	8,125,410
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)	10,713	9,072,499
2.13%, 04/29/32 (Call 01/29/32)	7,083	5,808,111
Security	Par (000)	Value

Beverages (continued)
2.38%, 10/24/29 (Call 07/24/29)	$9,571	$8,387,866
5.30%, 10/24/27 (Call 09/24/27)(a)	4,357	4,481,531
5.50%, 01/24/33 (Call 10/24/32)	7,688	8,189,192
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (Call 02/01/30)(a)	4,697	4,226,889
3.80%, 05/01/50 (Call 11/01/49)(a)	7,160	5,493,607
3.95%, 04/15/29 (Call 02/15/29)(a)	13,620	12,995,500
4.05%, 04/15/32 (Call 01/15/32)(a)	9,506	8,856,369
4.50%, 04/15/52 (Call 10/15/51)(a)	11,159	9,661,149
4.60%, 05/25/28 (Call 02/25/28)(a)	14,301	14,140,809
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)(a)	9,948	9,369,542
4.20%, 07/15/46 (Call 01/15/46)	20,157	16,275,296
5.00%, 05/01/42(a)	12,911	11,955,724
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	10,874	8,821,584
1.63%, 05/01/30 (Call 02/01/30)	11,985	10,029,478
1.95%, 10/21/31 (Call 07/21/31)	17,462	14,532,145
2.38%, 10/06/26 (Call 07/06/26)(a)	5,074	4,777,908
2.63%, 07/29/29 (Call 04/29/29)(a)	12,714	11,533,599
2.63%, 10/21/41 (Call 04/21/41)	7,897	5,913,458
2.75%, 03/19/30 (Call 12/19/29)	17,832	16,146,165
2.75%, 10/21/51 (Call 04/21/51)	10,820	7,657,517
2.88%, 10/15/49 (Call 04/15/49)	9,902	7,241,709
3.00%, 10/15/27 (Call 07/15/27)(a)	19,385	18,440,582
3.45%, 10/06/46 (Call 04/06/46)	9,209	7,520,679
3.60%, 02/18/28 (Call 01/18/28)	11,150	10,867,708
3.63%, 03/19/50 (Call 09/19/49)	9,688	8,089,195
3.90%, 07/18/32 (Call 04/18/32)(a)	16,153	15,615,288
4.45%, 02/15/33 (Call 11/15/32)(a)	1,134	1,143,702
4.45%, 04/14/46 (Call 10/14/45)	10,266	9,821,896
		965,482,031
Biotechnology — 2.1%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	13,358	11,493,313
2.00%, 01/15/32 (Call 10/15/31)(a)	14,114	11,213,744
2.20%, 02/21/27 (Call 12/21/26)	19,872	18,196,264
2.30%, 02/25/31 (Call 11/25/30)(a)	13,611	11,328,209
2.45%, 02/21/30 (Call 11/21/29)	13,808	11,868,132
2.60%, 08/19/26 (Call 05/19/26)	9,020	8,416,913
2.77%, 09/01/53 (Call 03/01/53)	11,602	7,092,258
2.80%, 08/15/41 (Call 02/15/41)(a)	12,932	9,063,291
3.00%, 02/22/29 (Call 12/22/28)	7,287	6,625,618
3.00%, 01/15/52 (Call 07/15/51)	15,282	9,987,802
3.15%, 02/21/40 (Call 08/21/39)	21,500	16,191,725
3.20%, 11/02/27 (Call 08/02/27)(a)	8,269	7,777,675
3.35%, 02/22/32 (Call 11/22/31)	11,559	10,207,301
3.38%, 02/21/50 (Call 08/21/49)(a)	24,827	17,626,497
4.05%, 08/18/29 (Call 06/18/29)(a)	13,613	12,965,197
4.20%, 03/01/33 (Call 12/01/32)(a)	8,411	7,886,895
4.20%, 02/22/52 (Call 08/22/51)	12,147	9,879,007
4.40%, 05/01/45 (Call 11/01/44)(a)	23,419	19,831,479
4.40%, 02/22/62 (Call 08/22/61)(a)	12,227	9,851,829
4.56%, 06/15/48 (Call 12/15/47)	15,865	13,853,940
4.66%, 06/15/51 (Call 12/15/50)	37,524	32,969,434
4.88%, 03/01/53 (Call 09/01/52)(a)	12,008	10,829,707
5.15%, 03/02/28 (Call 02/02/28)	40,462	40,791,175
5.25%, 03/02/30 (Call 01/02/30)	29,869	30,058,181
5.25%, 03/02/33 (Call 12/02/32)	46,245	46,423,959
5.60%, 03/02/43 (Call 09/02/42)	30,134	29,846,772

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
5.65%, 03/02/53 (Call 09/02/52)(a)	$45,427	$45,335,819
5.75%, 03/02/63 (Call 09/02/62)	28,887	28,585,596
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)(a)	15,790	13,235,056
3.15%, 05/01/50 (Call 11/01/49)	20,311	13,641,706
5.20%, 09/15/45 (Call 03/15/45)(a)	7,100	6,942,024
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	10,990	9,540,981
1.65%, 10/01/30 (Call 07/01/30)(a)	6,932	5,655,035
2.60%, 10/01/40 (Call 04/01/40)(a)	11,754	8,404,158
2.80%, 10/01/50 (Call 04/01/50)(a)	18,107	12,040,925
2.95%, 03/01/27 (Call 12/01/26)	18,718	17,680,641
4.00%, 09/01/36 (Call 03/01/36)	2,380	2,158,472
4.15%, 03/01/47 (Call 09/01/46)	20,464	17,469,057
4.50%, 02/01/45 (Call 08/01/44)(a)	20,554	18,558,274
4.60%, 09/01/35 (Call 03/01/35)	5,372	5,194,826
4.75%, 03/01/46 (Call 09/01/45)(a)	25,858	24,197,508
4.80%, 04/01/44 (Call 10/01/43)(a)	19,865	18,641,999
5.65%, 12/01/41 (Call 06/01/41)(a)	12,093	12,603,743
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)(a)	12,629	10,174,218
2.80%, 09/15/50 (Call 03/15/50)	4,854	3,085,870
Royalty Pharma PLC
1.75%, 09/02/27 (Call 07/02/27)	9,990	8,624,209
2.20%, 09/02/30 (Call 06/02/30)(a)	9,933	8,013,227
3.30%, 09/02/40 (Call 03/02/40)(a)	8,057	5,657,337
3.55%, 09/02/50 (Call 03/02/50)(a)	11,755	7,829,037
		725,546,035
Building Materials — 0.2%
Carrier Global Corp.
2.49%, 02/15/27 (Call 12/15/26)(a)	8,854	8,114,343
2.70%, 02/15/31 (Call 11/15/30)(a)	8,066	6,817,381
2.72%, 02/15/30 (Call 11/15/29)	24,817	21,384,231
3.38%, 04/05/40 (Call 10/05/39)	14,504	10,927,897
3.58%, 04/05/50 (Call 10/05/49)(a)	20,775	14,891,217
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)(a)	10,054	8,215,328
3.20%, 07/15/51 (Call 01/15/51)(a)	4,996	3,416,861
Trane Technologies Luxembourg Finance SA, 3.80%,
03/21/29 (Call 12/21/28)(a)	9,349	8,804,654
Vulcan Materials Co., 3.50%, 06/01/30 (Call 03/01/30)	3,019	2,726,251
		85,298,163
Chemicals — 1.0%
Air Products and Chemicals Inc.
2.05%, 05/15/30 (Call 02/15/30)(a)	10,283	8,809,038
2.70%, 05/15/40 (Call 11/15/39)	6,278	4,679,166
2.80%, 05/15/50 (Call 11/15/49)(a)	8,720	6,123,326
Celanese U.S. Holdings LLC
6.17%, 07/15/27 (Call 06/15/27)(a)	20,840	20,974,328
6.33%, 07/15/29 (Call 05/15/29)(a)	11,212	11,287,976
6.38%, 07/15/32 (Call 04/15/32)(a)	12,603	12,768,501
CF Industries Inc.
4.95%, 06/01/43(a)	7,192	6,018,479
5.15%, 03/15/34(a)	10,879	10,324,058
5.38%, 03/15/44(a)	7,238	6,347,342
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	10,176	8,467,128
3.60%, 11/15/50 (Call 05/15/50)(a)	9,369	6,794,756
4.38%, 11/15/42 (Call 05/15/42)(a)	17,219	14,427,025
5.25%, 11/15/41 (Call 05/15/41)	10,512	9,914,020
Security	Par (000)	Value

Chemicals (continued)
5.55%, 11/30/48 (Call 05/30/48)	$8,444	$8,066,268
6.90%, 05/15/53 (Call 11/15/52)(a)	9,321	10,377,845
7.38%, 11/01/29(a)	13,320	14,829,564
DuPont de Nemours Inc.
4.73%, 11/15/28 (Call 08/15/28)(a)	26,838	26,669,323
5.32%, 11/15/38 (Call 05/15/38)	16,011	15,781,771
5.42%, 11/15/48 (Call 05/15/48)(a)	22,430	21,972,930
Eastman Chemical Co., 4.65%, 10/15/44
(Call 04/15/44)(a)	7,553	6,275,905
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)(a)	3,809	3,598,441
2.70%, 12/15/51 (Call 06/15/51)(a)	6,293	4,057,510
International Flavors & Fragrances Inc., 5.00%,
09/26/48 (Call 03/26/48)(a)	4,931	4,096,918
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	10,304	8,895,467
5.25%, 07/15/43	7,876	7,045,822
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)	7,757	5,554,279
3.63%, 04/01/51 (Call 10/01/50)(a)	10,434	7,116,113
4.20%, 10/15/49 (Call 04/15/49)	10,491	7,838,209
4.20%, 05/01/50 (Call 11/01/49)	10,725	8,000,822
LyondellBasell Industries NV, 4.63%, 02/26/55
(Call 08/26/54)	14,461	11,446,936
Nutrien Ltd.
4.20%, 04/01/29 (Call 01/01/29)(a)	10,510	10,017,866
4.90%, 03/27/28 (Call 02/27/28)(a)	7,905	7,831,630
5.00%, 04/01/49 (Call 10/01/48)(a)	4,982	4,412,279
5.80%, 03/27/53 (Call 09/27/52)(a)	9,634	9,465,580
Sherwin-Williams Co. (The)
2.95%, 08/15/29 (Call 05/15/29)	11,594	10,286,676
3.45%, 06/01/27 (Call 03/01/27)(a)	15,466	14,692,980
4.50%, 06/01/47 (Call 12/01/46)	10,011	8,541,542
Westlake Corp., 3.60%, 08/15/26 (Call 05/15/26)(a)	5,088	4,841,440
		368,649,259
Commercial Services — 0.7%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)(a)	9,444	7,707,377
1.70%, 05/15/28 (Call 03/15/28)	9,847	8,712,957
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)(a)	11,486	9,152,818
5.10%, 12/15/27 (Call 11/15/27)(a)	10,216	10,193,574
Global Payments Inc.
2.15%, 01/15/27 (Call 12/15/26)	4,636	4,137,041
2.90%, 05/15/30 (Call 02/15/30)(a)	12,449	10,500,397
2.90%, 11/15/31 (Call 08/15/31)(a)	10,494	8,552,004
3.20%, 08/15/29 (Call 05/15/29)(a)	16,390	14,305,326
4.15%, 08/15/49 (Call 02/15/49)(a)	5,504	4,022,339
5.40%, 08/15/32 (Call 05/15/32)(a)	11,326	11,033,488
5.95%, 08/15/52 (Call 02/15/52)(a)	5,880	5,483,476
Massachusetts Institute of Technology, 5.60%,
07/01/2111(a)	9,318	10,212,047
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)(a)	9,700	8,239,975
2.65%, 10/01/26 (Call 08/01/26)(a)	5,450	5,112,370
2.85%, 10/01/29 (Call 07/01/29)(a)	16,984	15,120,679
3.25%, 06/01/50 (Call 12/01/49)(a)	12,813	9,008,112
4.40%, 06/01/32 (Call 03/01/32)(a)	10,502	10,117,219
5.05%, 06/01/52 (Call 12/01/51)(a)	11,884	11,181,127
Quanta Services Inc., 2.90%, 10/01/30
(Call 07/01/30)(a)	17,821	15,120,953

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)(a)	$7,577	$6,718,574
4.00%, 03/18/29 (Call 12/18/28)	13,203	12,669,315
S&P Global Inc.
2.45%, 03/01/27 (Call 02/01/27)(a)	11,894	11,037,646
2.70%, 03/01/29 (Call 01/01/29)	18,582	16,805,217
2.90%, 03/01/32 (Call 12/01/31)	18,582	16,167,866
3.70%, 03/01/52 (Call 09/01/51)(a)	6,718	5,398,117
4.25%, 05/01/29 (Call 02/01/29)	14,498	14,180,163
		260,890,177
Computers — 3.0%
Apple Inc.
1.25%, 08/20/30 (Call 05/20/30)(a)	15,622	12,814,986
1.40%, 08/05/28 (Call 06/05/28)	26,169	22,880,153
1.65%, 05/11/30 (Call 02/11/30)	20,482	17,445,191
1.65%, 02/08/31 (Call 11/08/30)	27,715	23,119,321
1.70%, 08/05/31 (Call 05/05/31)(a)	12,301	10,217,152
2.05%, 09/11/26 (Call 07/11/26)	21,042	19,625,703
2.20%, 09/11/29 (Call 06/11/29)(a)	19,563	17,435,825
2.38%, 02/08/41 (Call 08/08/40)(a)	16,875	12,421,139
2.40%, 08/20/50 (Call 02/20/50)(a)	12,618	8,279,665
2.45%, 08/04/26 (Call 05/04/26)(a)	21,818	20,661,159
2.55%, 08/20/60 (Call 02/20/60)(a)	19,835	12,829,806
2.65%, 05/11/50 (Call 11/11/49)(a)	28,855	19,882,163
2.65%, 02/08/51 (Call 08/08/50)	33,224	22,671,287
2.70%, 08/05/51 (Call 02/05/51)	20,929	14,455,734
2.80%, 02/08/61 (Call 08/08/60)	17,552	11,606,664
2.85%, 08/05/61 (Call 02/05/61)	14,446	9,637,071
2.90%, 09/12/27 (Call 06/12/27)(a)	22,177	21,085,954
2.95%, 09/11/49 (Call 03/11/49)	18,166	13,364,902
3.00%, 06/20/27 (Call 03/20/27)(a)	11,975	11,496,592
3.00%, 11/13/27 (Call 08/13/27)(a)	16,620	15,858,355
3.20%, 05/11/27 (Call 02/11/27)(a)	21,041	20,329,454
3.25%, 08/08/29 (Call 06/08/29)	11,740	11,148,411
3.35%, 02/09/27 (Call 11/09/26)(a)	25,136	24,488,429
3.35%, 08/08/32 (Call 05/08/32)(a)	15,380	14,395,905
3.45%, 02/09/45	21,346	17,915,162
3.75%, 09/12/47 (Call 03/12/47)(a)	12,932	11,049,193
3.75%, 11/13/47 (Call 05/13/47)	14,302	12,267,013
3.85%, 05/04/43	33,279	29,536,710
3.85%, 08/04/46 (Call 02/04/46)	23,219	20,306,313
3.95%, 08/08/52 (Call 02/08/52)(a)	19,371	16,889,005
4.00%, 05/10/28(a)	8,145	8,113,747
4.10%, 08/08/62 (Call 02/08/62)	12,705	11,000,296
4.25%, 02/09/47 (Call 08/09/46)(a)	10,849	10,205,078
4.30%, 05/10/33(a)	9,120	9,137,466
4.38%, 05/13/45	22,733	21,517,219
4.45%, 05/06/44	12,006	11,727,156
4.50%, 02/23/36 (Call 08/23/35)(a)	7,619	7,824,765
4.65%, 02/23/46 (Call 08/23/45)(a)	43,657	42,992,274
4.85%, 05/10/53(a)	8,739	8,769,801
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(c)	10,809	7,467,412
3.45%, 12/15/51 (Call 06/15/51)(a)(c)	12,865	8,251,161
4.90%, 10/01/26 (Call 08/01/26)(a)	16,393	16,274,542
5.25%, 02/01/28 (Call 01/01/28)(a)	12,910	12,979,430
5.30%, 10/01/29 (Call 07/01/29)	21,534	21,424,605
5.75%, 02/01/33 (Call 11/01/32)(a)	11,543	11,549,833
6.02%, 06/15/26 (Call 03/15/26)(a)	30,251	30,946,355
6.20%, 07/15/30 (Call 04/15/30)(a)	9,722	10,116,501
Security	Par (000)	Value

Computers (continued)
8.10%, 07/15/36 (Call 01/15/36)(a)	$8,480	$9,819,285
8.35%, 07/15/46 (Call 01/15/46)(a)	8,650	10,242,298
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)(a)	4,432	4,682,945
6.35%, 10/15/45 (Call 04/15/45)(a)	16,678	16,991,526
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(a)	3,131	2,817,055
2.65%, 06/17/31 (Call 03/17/31)	10,367	8,367,434
3.00%, 06/17/27 (Call 04/17/27)(a)	11,451	10,570,740
3.40%, 06/17/30 (Call 03/17/30)(a)	10,355	9,016,220
4.00%, 04/15/29 (Call 02/15/29)(a)	11,825	11,087,403
4.20%, 04/15/32 (Call 01/15/32)	11,377	10,171,066
4.75%, 01/15/28 (Call 12/15/27)(a)	11,024	10,875,292
5.50%, 01/15/33 (Call 10/15/32)(a)	12,378	12,168,611
6.00%, 09/15/41(a)	15,019	14,954,677
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)(a)	15,301	13,701,117
1.95%, 05/15/30 (Call 02/15/30)(a)	15,752	13,159,552
2.95%, 05/15/50 (Call 11/15/49)(a)	6,670	4,378,722
3.50%, 05/15/29	34,523	32,233,842
4.00%, 06/20/42(a)	15,100	12,610,356
4.15%, 07/27/27 (Call 06/27/27)(a)	11,826	11,604,131
4.15%, 05/15/39	20,859	18,162,144
4.25%, 05/15/49(a)	31,587	26,470,923
4.40%, 07/27/32 (Call 04/27/32)(a)	9,262	8,925,777
4.50%, 02/06/28 (Call 01/06/28)(a)	12,689	12,561,033
4.75%, 02/06/33 (Call 11/06/32)(a)	10,003	9,851,354
4.90%, 07/27/52 (Call 01/27/52)(a)	7,407	6,738,751
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	10,786	8,421,922
4.38%, 05/15/30 (Call 02/15/30)(a)	6,256	5,712,961
5.75%, 03/15/33 (Call 12/15/32)(a)	902	896,318
		1,063,605,513
Cosmetics & Personal Care — 0.7%
GSK Consumer Healthcare Capital U.S. LLC
3.38%, 03/24/27 (Call 02/24/27)	22,691	21,444,261
3.38%, 03/24/29 (Call 01/24/29)	10,375	9,528,444
3.63%, 03/24/32 (Call 12/24/31)	21,812	19,572,747
4.00%, 03/24/52 (Call 09/24/51)	6,674	5,405,877
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)(a)(c)	17,168	17,473,457
5.00%, 03/22/30 (Call 01/22/30)(c)	14,583	14,878,873
5.05%, 03/22/28 (Call 02/22/28)(c)	12,586	12,851,538
5.05%, 03/22/53 (Call 09/22/52)(c)	16,529	16,622,348
5.10%, 03/22/43 (Call 09/22/42)(c)	8,857	8,899,237
5.20%, 03/22/63 (Call 09/22/62)(c)	8,688	8,715,644
Procter & Gamble Co. (The)
1.20%, 10/29/30	18,579	15,081,708
1.90%, 02/01/27(a)	11,157	10,322,899
1.95%, 04/23/31(a)	10,089	8,635,099
2.30%, 02/01/32(a)	9,475	8,309,452
2.45%, 11/03/26	7,715	7,268,428
2.85%, 08/11/27(a)	10,125	9,621,358
3.00%, 03/25/30(a)	15,406	14,357,794
4.05%, 01/26/33(a)	4,505	4,469,842
Unilever Capital Corp.
1.75%, 08/12/31 (Call 05/12/31)(a)	6,305	5,113,037
2.13%, 09/06/29 (Call 06/06/29)(a)	8,158	7,146,627
2.90%, 05/05/27 (Call 02/05/27)	6,902	6,542,558
3.50%, 03/22/28 (Call 12/22/27)(a)	12,276	11,830,752

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
5.90%, 11/15/32(a)	$12,962	$14,266,869
		258,358,849
Diversified Financial Services — 2.8%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
2.45%, 10/29/26 (Call 09/29/26)	39,763	35,467,355
3.00%, 10/29/28 (Call 08/29/28)	41,818	36,215,182
3.30%, 01/30/32 (Call 10/30/31)	38,499	31,273,034
3.40%, 10/29/33 (Call 07/29/33)(a)	19,432	15,438,668
3.65%, 07/21/27 (Call 04/21/27)(a)	12,810	11,783,163
3.85%, 10/29/41 (Call 04/29/41)(a)	17,771	13,313,523
5.75%, 06/06/28	5,340	5,293,753
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	11,342	10,032,926
2.20%, 01/15/27 (Call 12/15/26)	10,324	9,103,405
2.88%, 01/15/32 (Call 10/15/31)(a)	6,337	5,095,510
3.13%, 12/01/30 (Call 09/01/30)	5,929	4,918,560
3.75%, 06/01/26 (Call 04/01/26)(a)	6,313	5,978,057
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)(a)	3,151	2,513,540
4.75%, 06/09/27 (Call 05/09/27)(a)	4,885	4,564,738
7.10%, 11/15/27 (Call 10/15/27)(a)	6,039	6,182,426
8.00%, 11/01/31(a)	27,265	28,416,401
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)(a)	9,102	8,157,027
2.55%, 03/04/27 (Call 02/01/27)	16,038	14,733,779
3.30%, 05/03/27 (Call 04/03/27)(a)	15,629	14,851,465
4.05%, 05/03/29 (Call 03/03/29)(a)	3,085	2,967,846
4.05%, 12/03/42(a)	13,484	11,596,262
5.04%, 05/01/34	20,000	19,764,342
5.85%, 11/05/27 (Call 10/05/27)	13,823	14,364,823
Ameriprise Financial Inc., 5.15%, 05/15/33
(Call 02/15/33)(a)	9,129	9,107,767
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)(a)	6,933	4,547,570
3.90%, 01/25/28 (Call 10/25/27)	11,869	11,098,018
4.35%, 04/15/30 (Call 01/15/30)	8,058	7,509,837
4.70%, 09/20/47 (Call 03/20/47)	9,946	8,257,811
4.85%, 03/29/29 (Call 12/29/28)	14,978	14,413,927
Capital One Financial Corp.
3.65%, 05/11/27 (Call 04/11/27)(a)	9,532	8,937,245
3.75%, 07/28/26 (Call 06/28/26)	6,830	6,386,911
3.75%, 03/09/27 (Call 02/09/27)(a)	14,549	13,623,404
3.80%, 01/31/28 (Call 12/31/27)(a)	16,188	15,010,456
Charles Schwab Corp. (The)
1.65%, 03/11/31 (Call 12/11/30)(a)	8,927	6,747,370
1.95%, 12/01/31 (Call 09/01/31)(a)	9,828	7,473,926
2.00%, 03/20/28 (Call 01/20/28)(a)	16,714	14,351,357
2.30%, 05/13/31 (Call 02/13/31)(a)	8,048	6,404,329
2.45%, 03/03/27 (Call 02/03/27)(a)	19,358	17,289,379
2.90%, 03/03/32 (Call 12/03/31)(a)	11,088	9,082,079
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	4,983	4,271,545
5.30%, 09/15/43 (Call 03/15/43)	6,506	6,702,832
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	12,012	11,202,671
6.70%, 11/29/32 (Call 08/29/32)(a)	5,921	6,131,870
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)(a)	18,040	14,004,768
2.10%, 06/15/30 (Call 03/15/30)(a)	14,538	12,185,118
Security	Par (000)	Value

Diversified Financial Services (continued)
2.65%, 09/15/40 (Call 03/15/40)	$14,441	$10,256,397
3.00%, 06/15/50 (Call 12/15/49)(a)	12,812	8,754,755
3.00%, 09/15/60 (Call 03/15/60)(a)	14,808	9,368,988
4.00%, 09/15/27 (Call 08/15/27)(a)	16,266	15,978,528
4.25%, 09/21/48 (Call 03/21/48)(a)	12,808	10,929,461
4.35%, 06/15/29 (Call 04/15/29)(a)	16,615	16,338,257
4.60%, 03/15/33 (Call 12/15/32)(a)	17,761	17,351,937
4.95%, 06/15/52 (Call 12/15/51)(a)	17,435	16,521,158
5.20%, 06/15/62 (Call 12/15/61)(a)	11,143	11,015,612
Jefferies Financial Group Inc.
4.15%, 01/23/30(a)	14,166	12,839,540
4.85%, 01/15/27(a)	4,558	4,494,018
Jefferies Group LLC/Jefferies Group Capital
Finance Inc., 2.63%, 10/15/31 (Call 07/15/31)(a)	13,369	10,394,630
Mastercard Inc.
2.00%, 11/18/31 (Call 08/18/31)	6,520	5,448,681
2.95%, 11/21/26 (Call 08/21/26)(a)	5,857	5,585,700
2.95%, 06/01/29 (Call 03/01/29)(a)	14,025	12,949,350
3.30%, 03/26/27 (Call 01/26/27)	9,563	9,204,881
3.35%, 03/26/30 (Call 12/26/29)(a)	19,592	18,374,559
3.65%, 06/01/49 (Call 12/01/48)	6,207	5,104,275
3.85%, 03/26/50 (Call 09/26/49)(a)	12,367	10,537,059
4.85%, 03/09/33 (Call 12/09/32)	9,398	9,640,442
4.88%, 03/09/28 (Call 02/09/28)(a)	8,538	8,746,846
Nomura Holdings Inc.
1.65%, 07/14/26	10,762	9,479,088
2.17%, 07/14/28(a)	14,708	12,424,339
2.33%, 01/22/27(a)	16,765	14,922,196
2.61%, 07/14/31	12,532	9,991,681
2.68%, 07/16/30	14,600	12,026,503
3.00%, 01/22/32(a)	9,547	7,771,972
3.10%, 01/16/30(a)	15,981	13,691,386
6.18%, 01/18/33(a)	4,900	5,076,965
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	8,645	6,307,813
4.95%, 07/15/46(a)	8,559	7,604,069
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)(a)	4,362	3,116,064
3.95%, 12/01/27 (Call 09/01/27)(a)	8,441	7,284,019
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)(a)	9,774	7,754,690
1.90%, 04/15/27 (Call 02/15/27)(a)	13,435	12,375,339
2.00%, 08/15/50 (Call 02/15/50)(a)	18,875	11,515,468
2.05%, 04/15/30 (Call 01/15/30)	16,923	14,633,751
2.70%, 04/15/40 (Call 10/15/39)	10,689	8,198,313
2.75%, 09/15/27 (Call 06/15/27)(a)	5,678	5,354,471
3.65%, 09/15/47 (Call 03/15/47)(a)	9,098	7,692,078
4.15%, 12/14/35 (Call 06/14/35)(a)	13,572	13,072,917
4.30%, 12/14/45 (Call 06/14/45)	37,562	34,883,416
		981,777,587
Electric — 3.4%
AES Corp. (The)
2.45%, 01/15/31 (Call 10/15/30)(a)	19,310	15,463,500
5.45%, 06/01/28 (Call 05/01/28)	7,360	7,261,839
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)(a)	5,558	4,960,830
American Electric Power Co. Inc., 5.63%, 03/01/33
(Call 12/01/32)	6,991	7,131,757
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	11,666	10,827,433
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)	16,845	11,055,631

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.70%, 07/15/30 (Call 04/15/30)	$7,955	$7,501,469
3.80%, 07/15/48 (Call 01/15/48)(a)	8,204	6,479,454
4.25%, 10/15/50 (Call 04/15/50)(a)	10,833	9,105,551
4.45%, 01/15/49 (Call 07/15/48)	11,092	9,635,046
4.50%, 02/01/45 (Call 08/01/44)	7,449	6,560,045
4.60%, 05/01/53 (Call 11/01/52)(a)	11,221	9,904,057
5.15%, 11/15/43 (Call 05/15/43)	8,052	7,715,187
6.13%, 04/01/36	18,154	19,650,757
Commonwealth Edison Co., 4.00%, 03/01/48
(Call 09/01/47)	7,797	6,456,251
Connecticut Light & Power Co. (The), 4.00%, 04/01/48
(Call 10/01/47)	3,805	3,168,214
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)(a)	6,621	5,531,207
3.60%, 06/15/61 (Call 12/15/60)(a)	13,790	9,898,695
4.45%, 03/15/44 (Call 09/15/43)	2,624	2,254,572
4.63%, 12/01/54 (Call 06/01/54)	2,945	2,526,857
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)(a)	10,262	8,233,872
Constellation Energy Generation LLC
5.60%, 03/01/28 (Call 02/01/28)	5,194	5,311,638
5.60%, 06/15/42 (Call 12/15/41)(a)	9,214	8,900,004
6.25%, 10/01/39(a)	10,778	11,152,049
Dominion Energy Inc.
5.38%, 11/15/32 (Call 08/15/32)(a)	3,746	3,757,122
Series C, 2.25%, 08/15/31 (Call 05/15/31)	16,038	13,024,333
Series C, 3.38%, 04/01/30 (Call 01/01/30)	13,036	11,681,287
DTE Energy Co., 4.88%, 06/01/28 (Call 05/01/28)(a)	10,200	10,069,137
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	9,190	6,500,354
4.95%, 01/15/33 (Call 10/15/32)(a)	7,281	7,296,021
5.30%, 02/15/40(a)	9,944	10,037,145
5.35%, 01/15/53 (Call 07/15/52)(a)	12,449	12,466,041
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	9,933	8,330,329
2.55%, 06/15/31 (Call 03/15/31)	11,525	9,511,669
2.65%, 09/01/26 (Call 06/01/26)(a)	12,284	11,402,038
3.15%, 08/15/27 (Call 05/15/27)(a)	5,920	5,500,100
3.30%, 06/15/41 (Call 12/15/40)	8,557	6,280,663
3.50%, 06/15/51 (Call 12/15/50)(a)	9,742	6,883,912
3.75%, 09/01/46 (Call 03/01/46)(a)	12,765	9,582,248
4.30%, 03/15/28 (Call 02/15/28)	11,537	11,162,659
4.50%, 08/15/32 (Call 05/15/32)	12,055	11,401,378
5.00%, 08/15/52 (Call 02/15/52)(a)	10,880	9,691,621
Duke Energy Florida LLC, 6.40%, 06/15/38(a)	10,191	11,360,562
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)	2,033	1,925,159
4.75%, 06/15/46 (Call 12/15/45)	12,308	9,806,356
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)	2,476	2,308,020
Entergy Louisiana LLC, 4.20%, 09/01/48
(Call 03/01/48)	5,750	4,787,558
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)(a)	6,478	5,716,518
Eversource Energy
5.13%, 05/15/33	11,239	11,107,942
5.45%, 03/01/28 (Call 02/01/28)(a)	8,826	8,979,246
Exelon Corp.
4.05%, 04/15/30 (Call 01/15/30)	11,580	10,864,274
4.45%, 04/15/46 (Call 10/15/45)	8,180	6,860,209
4.70%, 04/15/50 (Call 10/15/49)	9,042	7,848,137
5.15%, 03/15/28 (Call 02/15/28)(a)	11,875	11,927,644
5.30%, 03/15/33 (Call 12/15/32)	8,215	8,266,173
Security	Par (000)	Value

Electric (continued)
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	$17,536	$14,693,374
2.88%, 12/04/51 (Call 06/04/51)(a)	14,083	9,554,828
3.15%, 10/01/49 (Call 04/01/49)	10,048	7,242,928
3.95%, 03/01/48 (Call 09/01/47)	12,072	10,056,016
4.40%, 05/15/28 (Call 03/15/28)(a)	3,895	3,863,457
4.80%, 05/15/33 (Call 02/15/33)	3,016	3,013,762
5.05%, 04/01/28 (Call 03/01/28)	8,413	8,590,608
5.10%, 04/01/33 (Call 01/01/33)(a)	9,473	9,675,384
5.30%, 04/01/53 (Call 10/01/52)(a)	8,687	8,860,583
Georgia Power Co.
4.30%, 03/15/42(a)	15,828	13,476,928
4.65%, 05/16/28(a)	10,050	9,928,665
4.95%, 05/17/33	10,443	10,305,500
5.13%, 05/15/52 (Call 11/15/51)(a)	7,217	6,895,854
Series A, 3.25%, 03/15/51 (Call 09/15/50)(a)	3,961	2,743,080
MidAmerican Energy Co.
3.65%, 04/15/29 (Call 01/15/29)	10,458	9,918,093
4.25%, 07/15/49 (Call 01/15/49)	11,795	10,145,199
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)(a)	9,001	8,082,855
1.90%, 06/15/28 (Call 04/15/28)	24,702	21,368,075
2.25%, 06/01/30 (Call 03/01/30)	22,436	18,645,685
2.44%, 01/15/32 (Call 10/15/31)	12,124	9,866,578
2.75%, 11/01/29 (Call 08/01/29)	4,183	3,667,336
3.55%, 05/01/27 (Call 02/01/27)	16,893	16,006,109
4.63%, 07/15/27 (Call 06/15/27)	13,768	13,670,021
4.90%, 02/28/28 (Call 01/28/28)	16,888	16,805,455
5.00%, 07/15/32 (Call 04/15/32)(a)	12,284	12,136,606
5.05%, 02/28/33 (Call 11/28/32)(a)	11,907	11,794,576
5.25%, 02/28/53 (Call 08/28/52)(a)	11,050	10,451,489
Northern States Power Co./MN, 5.10%, 05/15/53	1,134	1,108,585
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	8,021	6,947,254
2.50%, 02/01/31 (Call 11/01/30)(a)	22,366	17,646,570
3.00%, 06/15/28 (Call 04/15/28)	6,866	6,011,233
3.25%, 06/01/31 (Call 03/01/31)(a)	9,126	7,557,261
3.30%, 12/01/27 (Call 09/01/27)(a)	11,997	10,719,388
3.30%, 08/01/40 (Call 02/01/40)(a)	11,861	7,970,597
3.50%, 08/01/50 (Call 02/01/50)(a)	21,445	13,364,284
3.75%, 07/01/28(a)	6,938	6,305,319
3.95%, 12/01/47 (Call 06/01/47)	9,154	6,190,135
4.50%, 07/01/40 (Call 01/01/40)(a)	19,511	15,136,154
4.55%, 07/01/30 (Call 01/01/30)	33,100	30,215,405
4.95%, 07/01/50 (Call 01/01/50)(a)	31,931	24,886,622
6.15%, 01/15/33 (Call 10/15/32)	7,259	7,176,024
6.70%, 04/01/53 (Call 10/01/52)	8,431	8,189,441
6.75%, 01/15/53 (Call 07/15/52)	8,432	8,244,579
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	13,519	8,849,493
5.35%, 12/01/53 (Call 06/01/53)	12,607	12,455,194
5.50%, 05/15/54	8,948	9,029,451
PPL Electric Utilities Corp., 5.25%, 05/15/53
(Call 11/15/52)(a)	5,085	5,089,307
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	5,587	4,518,688
5.25%, 04/01/53 (Call 10/01/52)	15,910	15,704,444
Public Service Enterprise Group Inc., 2.45%, 11/15/31 (Call 08/15/31)(a)	5,178	4,208,744

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
San Diego Gas & Electric Co.
5.35%, 04/01/53 (Call 10/01/52)	$6,128	$6,043,307
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)(a)	5,706	4,613,902
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)(a)	11,551	7,789,781
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	7,544	7,038,380
3.40%, 02/01/28 (Call 11/01/27)	11,802	10,980,733
3.80%, 02/01/38 (Call 08/01/37)(a)	11,933	9,934,853
4.00%, 02/01/48 (Call 08/01/47)	7,906	6,138,137
6.00%, 10/15/39(a)	10,233	10,438,577
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)(a)	15,497	11,461,116
4.00%, 04/01/47 (Call 10/01/46)	17,533	13,832,113
4.65%, 10/01/43 (Call 04/01/43)(a)	10,825	9,447,326
5.85%, 11/01/27 (Call 10/01/27)(a)	6,149	6,373,936
5.95%, 11/01/32 (Call 08/01/32)(a)	5,205	5,509,741
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	7,010	4,528,133
Series C, 4.13%, 03/01/48 (Call 09/01/47)(a)	13,981	11,210,710
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	10,568	10,029,549
4.40%, 07/01/46 (Call 01/01/46)	18,490	15,441,206
4.85%, 06/15/28 (Call 04/15/28)	7,093	7,002,049
5.20%, 06/15/33 (Call 12/15/32)	7,657	7,579,899
Series A, 3.70%, 04/30/30 (Call 01/30/30)	7,867	7,243,072
Series B, 4.00%, 01/15/51 (Call 10/15/25),
(5-year CMT + 3.733%)(b)	14,011	13,077,338
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)(a)	2,629	1,549,125
2.95%, 11/15/51 (Call 05/15/51)	3,985	2,600,377
5.00%, 04/01/33 (Call 01/01/33)	8,744	8,660,681
5.45%, 04/01/53 (Call 10/01/52)	14,029	13,729,666
Series A, 3.50%, 03/15/27 (Call 12/15/26)	4,246	4,062,451
		1,198,321,144
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)(a)	6,167	5,482,407
2.00%, 12/21/28 (Call 10/21/28)(a)	14,079	12,326,057
2.20%, 12/21/31 (Call 09/21/31)(a)	11,876	9,832,959
2.80%, 12/21/51 (Call 06/21/51)	4,895	3,198,259
		30,839,682
Electronics — 0.3%
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)(a)	8,645	7,049,433
2.80%, 02/15/30 (Call 11/15/29)	8,924	7,882,073
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)(a)	11,729	10,438,441
1.75%, 09/01/31 (Call 06/01/31)	16,163	13,091,403
1.95%, 06/01/30 (Call 03/01/30)	10,425	8,797,662
2.50%, 11/01/26 (Call 08/01/26)(a)	12,918	12,191,393
2.70%, 08/15/29 (Call 05/15/29)(a)	8,592	7,783,573
2.80%, 06/01/50 (Call 12/01/49)(a)	2,918	2,110,180
4.25%, 01/15/29 (Call 12/15/28)	5,219	5,154,587
4.50%, 01/15/34 (Call 10/15/33)	4,531	4,470,360
5.00%, 02/15/33 (Call 11/15/32)(a)	11,826	12,171,629
		91,140,734
Entertainment — 0.6%
Warnermedia Holdings Inc.
3.76%, 03/15/27 (Call 02/15/27)(a)	35,852	33,566,991
4.05%, 03/15/29 (Call 01/15/29)	10,178	9,296,117
Security	Par (000)	Value

Entertainment (continued)
4.28%, 03/15/32 (Call 12/15/31)(a)	$49,179	$42,920,677
5.05%, 03/15/42 (Call 09/15/41)(a)	46,522	37,643,360
5.14%, 03/15/52	79,570	62,186,342
5.39%, 03/15/62	28,166	21,922,096
		207,535,583
Environmental Control — 0.2%
Republic Services Inc.
1.75%, 02/15/32 (Call 11/15/31)(a)	7,755	6,121,182
3.95%, 05/15/28 (Call 02/15/28)(a)	9,325	8,976,631
5.00%, 04/01/34 (Call 01/01/34)	8,453	8,491,147
Waste Connections Inc.
2.95%, 01/15/52 (Call 07/15/51)(a)	4,682	3,107,590
4.20%, 01/15/33 (Call 10/15/32)	8,091	7,621,396
Waste Management Inc.
1.50%, 03/15/31 (Call 12/15/30)	10,759	8,553,840
3.15%, 11/15/27 (Call 08/15/27)(a)	5,653	5,356,736
4.15%, 04/15/32 (Call 01/15/32)(a)	10,915	10,477,056
4.63%, 02/15/30 (Call 12/15/29)(a)	9,810	9,738,368
		68,443,946
Food — 1.1%
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	11,141	10,817,204
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)(a)	13,038	11,138,255
4.85%, 11/01/28 (Call 08/01/28)	15,347	15,117,274
5.30%, 11/01/38 (Call 05/01/38)	7,501	7,180,500
5.40%, 11/01/48 (Call 05/01/48)(a)	12,746	11,844,649
General Mills Inc.
2.88%, 04/15/30 (Call 01/15/30)(a)	7,619	6,798,138
3.20%, 02/10/27 (Call 11/10/26)(a)	8,949	8,532,441
4.20%, 04/17/28 (Call 01/17/28)(a)	16,247	15,909,865
4.95%, 03/29/33 (Call 12/29/32)(a)	12,655	12,653,090
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)(a)	8,508	7,484,206
1.80%, 06/11/30 (Call 03/11/30)(a)	6,872	5,751,547
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc.
2.50%, 01/15/27 (Call 12/15/26)(c)	3,948	3,475,326
3.63%, 01/15/32 (Call 01/15/27)(a)(c)	9,229	7,447,388
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	8,532	8,092,773
3.88%, 05/15/27 (Call 02/15/27)	13,756	13,327,432
4.38%, 06/01/46 (Call 12/01/45)	33,583	28,276,708
4.88%, 10/01/49 (Call 04/01/49)(a)	18,893	17,083,759
5.00%, 06/04/42	17,947	16,661,103
5.20%, 07/15/45 (Call 01/15/45)(a)	22,417	21,169,494
5.50%, 06/01/50 (Call 12/01/49)	9,596	9,429,598
6.88%, 01/26/39	11,554	12,896,459
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(a)	3,917	3,653,418
3.95%, 01/15/50 (Call 07/15/49)(a)	9,232	7,321,074
4.45%, 02/01/47 (Call 08/01/46)(a)	7,225	6,200,001
McCormick & Co. Inc./MD, 3.40%, 08/15/27
(Call 05/15/27)	4,505	4,248,588
Mondelez International Inc.
2.63%, 03/17/27 (Call 02/17/27)	6,783	6,318,061
2.63%, 09/04/50 (Call 03/04/50)(a)	3,821	2,446,673
2.75%, 04/13/30 (Call 01/13/30)(a)	10,174	8,961,916
3.00%, 03/17/32 (Call 12/17/31)(a)	7,701	6,735,804
Sysco Corp.
3.15%, 12/14/51 (Call 06/14/51)(a)	6,434	4,346,310

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
3.25%, 07/15/27 (Call 04/15/27)(a)	$6,051	$5,705,106
3.30%, 07/15/26 (Call 04/15/26)	6,180	5,910,697
5.95%, 04/01/30 (Call 01/01/30)	12,112	12,754,773
6.60%, 04/01/50 (Call 10/01/49)(a)	14,897	16,599,824
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)(a)	12,970	12,274,586
4.35%, 03/01/29 (Call 12/01/28)(a)	11,614	11,103,624
4.55%, 06/02/47 (Call 12/02/46)(a)	6,715	5,508,645
5.10%, 09/28/48 (Call 03/28/48)(a)	14,780	13,370,125
		384,546,434
Gas — 0.2%
Atmos Energy Corp., 4.13%, 10/15/44 (Call 04/15/44)	8,079	6,827,019
CenterPoint Energy Resources Corp., 5.25%, 03/01/28
(Call 02/01/28)	1,213	1,230,586
NiSource Inc.
1.70%, 02/15/31 (Call 11/15/30)(a)	12,606	9,885,891
2.95%, 09/01/29 (Call 06/01/29)	13,829	12,175,054
3.49%, 05/15/27 (Call 02/15/27)	8,778	8,314,492
3.60%, 05/01/30 (Call 02/01/30)(a)	14,767	13,432,438
3.95%, 03/30/48 (Call 09/30/47)(a)	9,042	7,101,929
4.38%, 05/15/47 (Call 11/15/46)(a)	9,614	8,071,571
4.80%, 02/15/44 (Call 08/15/43)	9,457	8,514,235
5.25%, 03/30/28 (Call 02/29/28)(a)	8,742	8,813,452
		84,366,667
Hand & Machine Tools — 0.2%
Regal Rexnord Corp.
6.05%, 04/15/28 (Call 03/15/28)(c)	13,857	13,703,049
6.30%, 02/15/30 (Call 12/15/29)(a)(c)	12,515	12,499,356
6.40%, 04/15/33 (Call 01/15/33)(a)(c)	13,365	13,228,378
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)(a)	14,513	11,924,521
2.75%, 11/15/50 (Call 05/15/50)(a)	1,803	1,042,076
		52,397,380
Health Care - Products — 0.9%
Abbott Laboratories
3.75%, 11/30/26 (Call 08/30/26)(a)	17,008	16,734,141
4.75%, 11/30/36 (Call 05/30/36)	12,998	13,080,186
4.90%, 11/30/46 (Call 05/30/46)	30,766	30,710,114
Baxter International Inc.
1.92%, 02/01/27 (Call 01/01/27)	14,564	12,962,372
2.27%, 12/01/28 (Call 10/01/28)	14,781	12,728,265
2.54%, 02/01/32 (Call 11/01/31)(a)	17,280	13,976,577
2.60%, 08/15/26 (Call 05/15/26)	4,782	4,426,937
3.13%, 12/01/51 (Call 06/01/51)(a)	7,411	4,729,762
Boston Scientific Corp., 2.65%, 06/01/30
(Call 03/01/30)(a)	11,828	10,337,292
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)(a)	9,673	6,323,393
2.80%, 12/10/51 (Call 06/10/51)(a)	10,331	6,931,556
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)(a)	8,357	7,426,926
3.25%, 11/15/39 (Call 05/15/39)(a)	7,860	6,352,527
3.40%, 11/15/49 (Call 05/15/49)(a)	8,224	6,292,955
GE Healthcare Holding LLC
5.65%, 11/15/27 (Call 10/15/27)(c)	17,723	18,055,682
5.86%, 03/15/30 (Call 01/15/30)(c)	16,206	16,698,064
5.91%, 11/22/32 (Call 08/22/32)(a)(c)	17,569	18,339,618
6.38%, 11/22/52 (Call 05/22/52)(c)	7,688	8,377,308
Security	Par (000)	Value

Health Care - Products (continued)
Medtronic Global Holdings SCA
4.25%, 03/30/28 (Call 02/29/28)(a)	$10,656	$10,487,479
4.50%, 03/30/33 (Call 12/30/32)(a)	13,847	13,680,076
Medtronic Inc.
4.38%, 03/15/35(a)	16,604	16,080,625
4.63%, 03/15/45(a)	14,583	14,011,362
Revvity Inc., 3.30%, 09/15/29 (Call 06/15/29)	9,564	8,544,214
Stryker Corp.
1.95%, 06/15/30 (Call 03/15/30)	9,520	7,934,786
4.63%, 03/15/46 (Call 09/15/45)(a)	5,881	5,308,346
Thermo Fisher Scientific Inc.
2.00%, 10/15/31 (Call 07/15/31)(a)	15,967	13,051,989
2.60%, 10/01/29 (Call 07/01/29)	9,266	8,230,397
2.80%, 10/15/41 (Call 04/15/41)	8,717	6,421,786
4.10%, 08/15/47 (Call 02/15/47)	3,709	3,269,640
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31
(Call 08/24/31)(a)	6,423	5,369,451
		326,873,826
Health Care - Services — 3.3%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	5,227	4,010,275
6.63%, 06/15/36(a)	12,473	13,670,600
Ascension Health
3.95%, 11/15/46	5,765	4,820,234
Series B, 2.53%, 11/15/29 (Call 08/15/29)	8,959	7,790,511
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)(a)	25,250	21,709,698
2.50%, 03/01/31 (Call 12/01/30)(a)	23,885	19,173,462
2.63%, 08/01/31 (Call 05/01/31)(a)	14,393	11,548,101
3.00%, 10/15/30 (Call 07/15/30)(a)	24,054	20,172,916
3.38%, 02/15/30 (Call 02/15/25)(a)	22,929	19,769,613
4.25%, 12/15/27 (Call 06/16/23)(a)	25,160	23,656,843
4.63%, 12/15/29 (Call 12/15/24)(a)	37,480	34,750,122
CommonSpirit Health
3.35%, 10/01/29 (Call 04/01/29)	6,324	5,643,279
4.19%, 10/01/49 (Call 04/01/49)	2,040	1,636,206
Elevance Health Inc.
2.25%, 05/15/30 (Call 02/15/30)(a)	10,260	8,664,102
2.55%, 03/15/31 (Call 12/15/30)	8,515	7,218,733
2.88%, 09/15/29 (Call 06/15/29)(a)	7,360	6,589,760
3.13%, 05/15/50 (Call 11/15/49)(a)	12,478	8,581,128
3.60%, 03/15/51 (Call 09/15/50)(a)	10,951	8,249,209
3.65%, 12/01/27 (Call 09/01/27)	18,189	17,339,172
3.70%, 09/15/49 (Call 03/15/49)	10,226	7,842,808
4.10%, 03/01/28 (Call 12/01/27)(a)	14,078	13,695,544
4.38%, 12/01/47 (Call 06/01/47)	16,042	13,810,202
4.55%, 03/01/48 (Call 09/01/47)(a)	10,111	8,854,664
4.63%, 05/15/42	11,044	9,866,011
4.65%, 01/15/43	12,852	11,594,883
4.65%, 08/15/44 (Call 02/15/44)	9,727	8,641,968
4.75%, 02/15/33 (Call 11/15/32)(a)	9,508	9,332,178
5.13%, 02/15/53 (Call 08/15/52)(a)	14,084	13,491,575
6.10%, 10/15/52 (Call 04/15/52)(a)	9,668	10,417,560
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)(a)	9,806	7,853,728
3.13%, 03/15/27 (Call 02/15/27)(c)	10,559	9,813,782
3.50%, 09/01/30 (Call 03/01/30)	28,576	25,286,077
3.50%, 07/15/51 (Call 01/15/51)(a)	16,106	10,798,012
3.63%, 03/15/32 (Call 12/15/31)(a)(c)	21,759	18,967,477
4.13%, 06/15/29 (Call 03/15/29)(a)	21,889	20,328,988

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.50%, 02/15/27 (Call 08/15/26)	$10,350	$10,099,889
4.63%, 03/15/52 (Call 09/15/51)(a)(c)	22,512	18,071,589
5.13%, 06/15/39 (Call 12/15/38)	9,508	8,685,359
5.20%, 06/01/28	8,534	8,485,168
5.25%, 06/15/26 (Call 12/15/25)	9,344	9,283,699
5.25%, 06/15/49 (Call 12/15/48)(a)	21,501	18,962,474
5.38%, 09/01/26 (Call 03/01/26)	6,083	6,056,782
5.50%, 06/01/33 (Call 03/01/33)	13,489	13,468,510
5.50%, 06/15/47 (Call 12/15/46)	16,057	14,713,763
5.63%, 09/01/28 (Call 03/01/28)(a)	14,989	15,092,274
5.88%, 02/01/29 (Call 08/01/28)	10,704	10,881,563
5.90%, 06/01/53 (Call 12/01/52)	11,312	10,908,229
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	9,022	7,927,077
2.15%, 02/03/32 (Call 11/03/31)(a)	8,687	6,918,713
3.70%, 03/23/29 (Call 02/23/29)	8,454	7,833,558
4.95%, 10/01/44 (Call 04/01/44)	2,557	2,311,509
5.50%, 03/15/53 (Call 09/15/52)	10,755	10,530,964
5.88%, 03/01/33 (Call 12/01/32)(a)	10,556	11,099,510
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	11,490	9,993,121
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)(a)	5,471	4,036,840
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	14,814	10,783,554
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)(a)	6,891	4,764,648
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	7,537	6,593,839
Quest Diagnostics Inc., 2.95%, 06/30/30
(Call 03/30/30)(a)	7,592	6,687,814
UnitedHealth Group Inc.
2.00%, 05/15/30	12,984	11,028,168
2.30%, 05/15/31 (Call 02/15/31)	14,059	12,002,694
2.75%, 05/15/40 (Call 11/15/39)	10,963	8,100,426
2.88%, 08/15/29(a)	10,684	9,678,645
2.90%, 05/15/50 (Call 11/15/49)(a)	15,083	10,434,683
2.95%, 10/15/27	10,278	9,687,561
3.05%, 05/15/41 (Call 11/15/40)(a)	16,908	12,879,980
3.13%, 05/15/60 (Call 11/15/59)(a)	10,339	7,007,739
3.25%, 05/15/51 (Call 11/15/50)(a)	22,196	16,192,455
3.45%, 01/15/27	8,984	8,690,386
3.50%, 08/15/39 (Call 02/15/39)(a)	14,506	12,092,689
3.70%, 08/15/49 (Call 02/15/49)	15,146	12,043,987
3.75%, 10/15/47 (Call 04/15/47)	10,766	8,648,985
3.85%, 06/15/28(a)	12,348	11,961,914
3.88%, 12/15/28(a)	9,876	9,561,771
3.88%, 08/15/59 (Call 02/15/59)	12,407	9,757,665
4.00%, 05/15/29 (Call 03/15/29)	10,531	10,180,756
4.20%, 05/15/32 (Call 02/15/32)	17,220	16,577,902
4.20%, 01/15/47 (Call 07/15/46)	8,471	7,348,097
4.25%, 01/15/29 (Call 12/15/28)(a)	16,189	15,944,334
4.25%, 03/15/43 (Call 09/15/42)	8,393	7,529,069
4.25%, 06/15/48 (Call 12/15/47)(a)	14,438	12,586,351
4.45%, 12/15/48 (Call 06/15/48)	11,326	10,168,957
4.50%, 04/15/33 (Call 01/15/33)	16,248	15,939,866
4.63%, 07/15/35(a)	6,779	6,660,095
4.75%, 07/15/45(a)	21,496	20,213,080
4.75%, 05/15/52 (Call 11/15/51)(a)	23,853	22,388,994
4.95%, 05/15/62 (Call 11/15/61)	12,152	11,392,620
5.05%, 04/15/53 (Call 10/15/52)	18,905	18,549,028
5.20%, 04/15/63 (Call 10/15/62)	14,681	14,353,790
5.25%, 02/15/28 (Call 01/15/28)	12,520	12,883,190
Security	Par (000)	Value

Health Care - Services (continued)
5.30%, 02/15/30 (Call 12/15/29)	$13,389	$13,884,307
5.35%, 02/15/33 (Call 11/15/32)(a)	21,411	22,261,867
5.80%, 03/15/36	11,868	12,706,309
5.88%, 02/15/53 (Call 08/15/52)(a)	23,072	25,167,556
6.05%, 02/15/63 (Call 08/15/62)	16,391	18,056,632
6.88%, 02/15/38	14,266	16,970,716
Universal Health Services Inc., 2.65%, 10/15/30
(Call 07/15/30)(a)	7,118	5,766,828
		1,167,079,959
Holding Companies - Diversified — 0.2%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)(a)	7,410	6,436,728
2.88%, 06/15/28 (Call 04/15/28)	15,246	12,696,111
Blackstone Private Credit Fund
2.63%, 12/15/26 (Call 11/15/26)(a)	14,396	12,231,462
3.25%, 03/15/27 (Call 02/15/27)	14,628	12,601,141
FS KKR Capital Corp., 3.13%, 10/12/28
(Call 08/12/28)(a)	10,820	8,800,555
Owl Rock Capital Corp.
2.88%, 06/11/28 (Call 04/11/28)	10,647	8,671,594
3.40%, 07/15/26 (Call 06/15/26)	7,024	6,209,990
		67,647,581
Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.10%, 03/26/30 (Call 12/26/29)	7,670	7,050,983

Insurance — 1.7%
Allstate Corp. (The), 5.25%, 03/30/33 (Call 12/30/32)(a)	4,717	4,713,171
American International Group Inc.
4.38%, 06/30/50 (Call 12/30/49)(a)	11,159	9,221,749
4.75%, 04/01/48 (Call 10/01/47)	11,035	9,642,109
4.80%, 07/10/45 (Call 01/10/45)	8,147	7,149,454
5.13%, 03/27/33 (Call 12/27/32)	8,590	8,421,139
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)(a)	10,923	9,511,958
3.75%, 05/02/29 (Call 02/02/29)(a)	6,055	5,704,410
Aon Corp./Aon Global Holdings PLC
3.90%, 02/28/52 (Call 08/28/51)(a)	11,496	8,878,725
5.35%, 02/28/33 (Call 11/28/32)(a)	8,168	8,294,394
Arch Capital Group Ltd., 3.64%, 06/30/50
(Call 12/30/49)	6,507	4,733,902
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)(a)	10,094	9,334,834
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)(a)	5,480	4,475,128
2.30%, 03/15/27 (Call 02/15/27)(a)	6,287	5,958,284
2.50%, 01/15/51 (Call 07/15/50)(a)	10,088	6,444,807
2.85%, 10/15/50 (Call 04/15/50)	20,194	13,926,271
2.88%, 03/15/32 (Call 12/15/31)	7,099	6,296,274
3.85%, 03/15/52 (Call 09/15/51)(a)	31,147	25,380,930
4.20%, 08/15/48 (Call 02/15/48)(a)	25,527	22,804,875
4.25%, 01/15/49 (Call 07/15/48)(a)	22,577	20,336,097
5.75%, 01/15/40(a)	10,723	11,801,360
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	14,551	13,827,145
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	4,162	3,831,535
4.70%, 06/22/47 (Call 12/22/46)(a)	4,222	3,069,455
Chubb Corp. (The), 6.00%, 05/11/37	11,032	11,937,809
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)(a)	7,370	5,861,123
3.05%, 12/15/61 (Call 06/15/61)(a)	5,937	3,903,747
4.35%, 11/03/45 (Call 05/03/45)(a)	9,774	8,735,366

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Corebridge Financial Inc.
3.65%, 04/05/27	$12,918	$12,088,686
3.85%, 04/05/29(a)	11,822	10,669,303
3.90%, 04/05/32(a)	15,191	13,175,422
4.40%, 04/05/52(a)	10,576	8,027,891
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)(a)	21,060	19,982,874
5.00%, 04/20/48 (Call 10/20/47)	15,876	13,331,657
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	7,823	5,003,688
3.50%, 10/15/50 (Call 04/15/50)	8,266	5,808,614
Fairfax Financial Holdings Ltd., 5.63%, 08/16/32	4,977	4,876,947
Hartford Financial Services Group Inc. (The), 3.60%, 08/19/49 (Call 02/19/49)	6,099	4,543,929
Manulife Financial Corp.
3.70%, 03/16/32 (Call 12/16/31)(a)	9,167	8,413,991
5.38%, 03/04/46(a)	2,382	2,335,908
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)(a)	7,586	6,344,537
4.38%, 03/15/29 (Call 12/15/28)	16,063	15,691,119
4.90%, 03/15/49 (Call 09/15/48)(a)	12,125	11,138,898
MetLife Inc.
4.05%, 03/01/45	10,810	8,833,489
4.13%, 08/13/42(a)	11,244	9,280,503
4.55%, 03/23/30 (Call 12/23/29)(a)	8,291	8,174,046
4.60%, 05/13/46 (Call 11/13/45)(a)	6,689	5,826,437
4.88%, 11/13/43	10,188	9,227,381
5.00%, 07/15/52 (Call 01/15/52)(a)	11,052	10,135,968
5.25%, 01/15/54 (Call 07/15/53)(a)	9,111	8,679,507
5.70%, 06/15/35(a)	13,534	13,982,247
5.88%, 02/06/41(a)	9,980	10,155,095
6.38%, 06/15/34	12,105	13,316,437
Progressive Corp. (The), 4.13%, 04/15/47
(Call 10/15/46)	4,048	3,401,086
Prudential Financial Inc.
3.70%, 03/13/51 (Call 09/13/50)(a)	16,585	12,410,017
3.91%, 12/07/47 (Call 06/07/47)(a)	10,153	7,893,947
3.94%, 12/07/49 (Call 06/07/49)(a)	11,241	8,794,375
4.35%, 02/25/50 (Call 08/25/49)(a)	11,396	9,500,785
4.60%, 05/15/44	8,674	7,562,606
5.70%, 12/14/36(a)	10,329	10,851,048
Travelers Companies Inc. (The)
3.05%, 06/08/51 (Call 12/08/50)(a)	1,909	1,330,532
5.35%, 11/01/40(a)	7,284	7,423,786
6.25%, 06/15/37	12,370	13,755,299
Travelers Cos. Inc. (The), 5.45%, 05/25/53	4,212	4,332,752
Willis North America Inc.
4.65%, 06/15/27 (Call 05/15/27)	7,777	7,591,854
5.35%, 05/15/33	3,884	3,829,918
		591,918,630
Internet — 2.4%
Alphabet Inc.
0.80%, 08/15/27 (Call 06/15/27)(a)	9,062	7,939,319
1.10%, 08/15/30 (Call 05/15/30)(a)	23,511	19,203,921
1.90%, 08/15/40 (Call 02/15/40)(a)	10,376	7,094,982
2.00%, 08/15/26 (Call 05/15/26)(a)	14,878	13,910,918
2.05%, 08/15/50 (Call 02/15/50)(a)	22,697	13,925,588
2.25%, 08/15/60 (Call 02/15/60)(a)	20,301	12,130,103
Amazon.com Inc.
1.20%, 06/03/27 (Call 04/03/27)	17,541	15,543,973
Security	Par (000)	Value

Internet (continued)
1.50%, 06/03/30 (Call 03/03/30)	$23,231	$19,202,689
1.65%, 05/12/28 (Call 03/12/28)	24,909	21,935,877
2.10%, 05/12/31 (Call 02/12/31)	32,686	27,648,620
2.50%, 06/03/50 (Call 12/03/49)(a)	31,066	20,276,539
2.70%, 06/03/60 (Call 12/03/59)(a)	23,460	14,798,777
2.88%, 05/12/41 (Call 11/12/40)	22,797	17,428,521
3.10%, 05/12/51 (Call 11/12/50)	37,584	27,415,329
3.15%, 08/22/27 (Call 05/22/27)(a)	41,318	39,402,559
3.25%, 05/12/61 (Call 11/12/60)	20,717	14,683,047
3.30%, 04/13/27 (Call 03/13/27)	25,788	24,856,898
3.45%, 04/13/29 (Call 02/13/29)	17,139	16,348,527
3.60%, 04/13/32 (Call 01/13/32)(a)	27,978	26,242,371
3.88%, 08/22/37 (Call 02/22/37)	24,577	22,538,067
3.95%, 04/13/52 (Call 10/13/51)(a)	28,500	24,384,908
4.05%, 08/22/47 (Call 02/22/47)(a)	37,027	32,618,173
4.10%, 04/13/62 (Call 10/13/61)(a)	15,065	12,742,649
4.25%, 08/22/57 (Call 02/22/57)	25,685	22,739,095
4.55%, 12/01/27 (Call 11/01/27)	11,318	11,402,198
4.65%, 12/01/29 (Call 10/01/29)(a)	16,081	16,262,852
4.70%, 12/01/32 (Call 09/01/32)(a)	25,258	25,615,921
4.80%, 12/05/34 (Call 06/05/34)	7,070	7,223,783
4.95%, 12/05/44 (Call 06/05/44)	17,648	17,802,844
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)	2,384	2,305,882
4.63%, 04/13/30 (Call 01/13/30)(a)	17,475	17,373,435
eBay Inc.
2.60%, 05/10/31 (Call 02/10/31)(a)	8,580	7,199,033
2.70%, 03/11/30 (Call 12/11/29)(a)	11,868	10,278,410
3.60%, 06/05/27 (Call 03/05/27)(a)	5,187	4,939,795
3.65%, 05/10/51 (Call 11/10/50)	3,326	2,384,041
4.00%, 07/15/42 (Call 01/15/42)	13,435	10,662,798
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)(a)	17,387	15,022,029
3.80%, 02/15/28 (Call 11/15/27)(a)	9,882	9,264,117
4.63%, 08/01/27 (Call 05/01/27)	4,987	4,855,991
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)(a)	23,928	22,989,537
3.85%, 08/15/32 (Call 05/15/32)	29,763	27,644,910
4.45%, 08/15/52 (Call 02/15/52)	28,197	23,853,055
4.60%, 05/15/28	9,459	9,450,719
4.65%, 08/15/62 (Call 02/15/62)	12,075	10,251,917
4.80%, 05/15/30	8,885	8,913,953
4.95%, 05/15/33	8,606	8,584,352
5.60%, 05/15/53 (Call 11/15/52)	24,750	24,694,080
5.75%, 05/15/63	18,929	18,811,460
Netflix Inc.
4.38%, 11/15/26	8,185	8,048,374
4.88%, 04/15/28	22,651	22,508,002
5.88%, 11/15/28	15,701	16,283,507
6.38%, 05/15/29(a)	5,148	5,454,769
		845,093,214
Iron & Steel — 0.1%
ArcelorMittal SA
6.55%, 11/29/27 (Call 10/29/27)	16,182	16,757,432
6.80%, 11/29/32 (Call 08/29/32)(a)	13,475	13,891,950
		30,649,382
Lodging — 0.2%
Marriott International Inc./MD
4.90%, 04/15/29 (Call 03/15/29)	12,413	12,157,987
5.00%, 10/15/27 (Call 09/15/27)	8,949	8,967,303

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	$15,950	$15,277,242
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	14,174	12,224,851
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	7,619	6,404,069
Series R, 3.13%, 06/15/26 (Call 03/15/26)	2,315	2,191,592
Sands China Ltd., 5.90%, 08/08/28 (Call 05/08/28)(a)	17,963	16,976,831
		74,199,875
Machinery — 0.4%
Caterpillar Financial Services Corp., 1.10%,
09/14/27(a)	9,059	7,867,265
Caterpillar Inc.
2.60%, 04/09/30 (Call 01/09/30)(a)	10,948	9,758,501
3.25%, 09/19/49 (Call 03/19/49)	7,471	5,778,613
3.25%, 04/09/50 (Call 10/09/49)(a)	9,757	7,551,220
3.80%, 08/15/42(a)	21,325	18,516,647
5.20%, 05/27/41	9,794	10,150,672
Deere & Co.
3.75%, 04/15/50 (Call 10/15/49)(a)	2,304	2,005,585
3.90%, 06/09/42 (Call 12/09/41)(a)	16,719	14,952,240
John Deere Capital Corp.
4.15%, 09/15/27(a)	12,824	12,655,430
4.75%, 01/20/28(a)	11,027	11,132,403
Otis Worldwide Corp.
2.57%, 02/15/30 (Call 11/15/29)	19,393	16,775,711
3.11%, 02/15/40 (Call 08/15/39)(a)	1,707	1,292,260
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	6,155	5,801,134
4.95%, 09/15/28 (Call 06/15/28)	14,393	14,013,025
		138,250,706
Manufacturing — 0.5%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)(a)	13,978	11,992,559
2.88%, 10/15/27 (Call 07/15/27)(a)	9,318	8,585,410
3.25%, 08/26/49 (Call 02/26/49)(a)	9,940	6,770,683
3.38%, 03/01/29 (Call 12/01/28)(a)	10,803	9,932,708
4.00%, 09/14/48 (Call 03/14/48)(a)	11,433	9,085,974
Eaton Corp.
4.15%, 03/15/33 (Call 12/15/32)(a)	14,331	13,713,762
4.15%, 11/02/42	5,236	4,564,922
GE Capital International Funding Co. Unlimited Co.,
4.42%, 11/15/35(a)	7,405	7,023,002
General Electric Co.
5.88%, 01/14/38(a)	13,218	14,146,241
6.75%, 03/15/32(a)	9,488	10,701,487
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)(a)	9,183	8,678,686
3.90%, 09/01/42 (Call 03/01/42)	9,439	8,248,412
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	13,270	12,153,489
4.00%, 06/14/49 (Call 12/14/48)	7,394	6,070,634
4.25%, 09/15/27 (Call 08/15/27)(a)	13,758	13,391,488
4.50%, 09/15/29 (Call 07/15/29)	13,941	13,606,645
Teledyne Technologies Inc., 2.75%, 04/01/31
(Call 01/01/31)(a)	11,605	9,818,975
		168,485,077
Media — 4.0%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	13,229	10,973,561
2.30%, 02/01/32 (Call 11/01/31)	6,353	4,756,964
2.80%, 04/01/31 (Call 01/01/31)	12,185	9,725,647
Security	Par (000)	Value

Media (continued)
3.50%, 06/01/41 (Call 12/01/40)(a)	$16,358	$10,758,544
3.50%, 03/01/42 (Call 09/01/41)	15,198	9,892,700
3.70%, 04/01/51 (Call 10/01/50)(a)	22,747	13,934,305
3.75%, 02/15/28 (Call 11/15/27)	15,198	13,940,359
3.85%, 04/01/61 (Call 10/01/60)	20,241	11,935,757
3.90%, 06/01/52 (Call 12/01/51)(a)	26,644	16,758,695
3.95%, 06/30/62 (Call 12/30/61)	15,095	8,987,350
4.20%, 03/15/28 (Call 12/15/27)	10,058	9,403,419
4.40%, 04/01/33 (Call 01/01/33)(a)	8,640	7,485,742
4.40%, 12/01/61 (Call 06/01/61)	15,982	10,394,317
4.80%, 03/01/50 (Call 09/01/49)	31,548	23,030,785
5.05%, 03/30/29 (Call 12/30/28)(a)	16,193	15,520,388
5.13%, 07/01/49 (Call 01/01/49)	14,358	10,899,968
5.25%, 04/01/53 (Call 10/01/52)(a)	16,289	12,694,469
5.38%, 04/01/38 (Call 10/01/37)	6,918	5,838,031
5.38%, 05/01/47 (Call 11/01/46)	26,971	21,516,110
5.50%, 04/01/63 (Call 10/01/62)	11,135	8,598,815
5.75%, 04/01/48 (Call 10/01/47)	26,575	21,983,215
6.38%, 10/23/35 (Call 04/23/35)	18,734	18,126,396
6.48%, 10/23/45 (Call 04/23/45)	36,818	33,319,171
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)(a)	15,618	12,411,047
1.95%, 01/15/31 (Call 10/15/30)(a)	16,083	13,203,722
2.35%, 01/15/27 (Call 10/15/26)	13,585	12,564,663
2.45%, 08/15/52 (Call 02/15/52)(a)	15,899	9,519,766
2.65%, 02/01/30 (Call 11/01/29)	17,649	15,550,552
2.65%, 08/15/62 (Call 02/15/62)(a)	9,524	5,546,903
2.80%, 01/15/51 (Call 07/15/50)	17,675	11,571,294
2.89%, 11/01/51 (Call 05/01/51)(a)	53,967	35,505,013
2.94%, 11/01/56 (Call 05/01/56)	58,922	37,724,327
2.99%, 11/01/63 (Call 05/01/63)(a)	41,491	25,664,569
3.15%, 02/15/28 (Call 11/15/27)(a)	14,510	13,630,138
3.20%, 07/15/36 (Call 01/15/36)(a)	9,713	8,020,597
3.25%, 11/01/39 (Call 05/01/39)	14,700	11,564,763
3.30%, 02/01/27 (Call 11/01/26)	13,309	12,730,675
3.30%, 04/01/27 (Call 02/01/27)	8,587	8,191,439
3.40%, 04/01/30 (Call 01/01/30)	17,593	16,265,473
3.40%, 07/15/46 (Call 01/15/46)(a)	15,380	11,477,463
3.45%, 02/01/50 (Call 08/01/49)(a)	18,289	13,625,543
3.55%, 05/01/28 (Call 02/01/28)	11,187	10,626,445
3.75%, 04/01/40 (Call 10/01/39)	17,175	14,359,138
3.90%, 03/01/38 (Call 09/01/37)	12,672	11,018,817
3.97%, 11/01/47 (Call 05/01/47)	21,635	17,723,446
4.00%, 08/15/47 (Call 02/15/47)	8,579	7,047,523
4.00%, 03/01/48 (Call 09/01/47)(a)	10,297	8,469,912
4.00%, 11/01/49 (Call 05/01/49)	21,445	17,446,074
4.05%, 11/01/52 (Call 05/01/52)(a)	10,592	8,622,229
4.15%, 10/15/28 (Call 07/15/28)	40,098	39,068,572
4.20%, 08/15/34 (Call 02/15/34)	10,393	9,785,735
4.25%, 10/15/30 (Call 07/15/30)(a)	16,157	15,667,756
4.25%, 01/15/33	18,676	17,834,183
4.40%, 08/15/35 (Call 02/15/35)	7,149	6,778,542
4.55%, 01/15/29(a)	10,402	10,344,922
4.60%, 10/15/38 (Call 04/15/38)	10,796	10,080,600
4.60%, 08/15/45 (Call 02/15/45)	8,050	7,227,306
4.65%, 02/15/33 (Call 11/15/32)(a)	10,771	10,709,169
4.70%, 10/15/48 (Call 04/15/48)(a)	20,060	18,406,356
4.80%, 05/15/33 (Call 02/15/33)	10,479	10,454,789
4.95%, 10/15/58 (Call 04/15/58)(a)	9,086	8,518,928
5.35%, 11/15/27 (Call 10/15/27)	8,813	9,062,092

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.35%, 05/15/53	$18,290	$18,232,154
5.50%, 11/15/32 (Call 08/15/32)(a)	10,615	11,129,236
5.50%, 05/15/64	16,695	16,498,752
5.65%, 06/15/35	9,119	9,593,208
7.05%, 03/15/33	10,526	12,187,932
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)	5,686	4,937,475
3.95%, 03/20/28 (Call 12/20/27)(a)	11,521	10,661,690
4.00%, 09/15/55 (Call 03/15/55)(a)	14,256	9,059,555
4.13%, 05/15/29 (Call 02/15/29)(a)	2,161	1,971,040
4.65%, 05/15/50 (Call 11/15/49)(a)	8,296	6,063,241
5.20%, 09/20/47 (Call 03/20/47)	10,473	8,281,738
5.30%, 05/15/49 (Call 11/15/48)(a)	4,727	3,760,584
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)(a)	22,825	22,242,305
5.48%, 01/25/39 (Call 07/25/38)(a)	11,176	10,358,772
5.58%, 01/25/49 (Call 07/25/48)(a)	19,527	17,656,747
Paramount Global
4.20%, 05/19/32 (Call 02/19/32)(a)	11,156	9,340,243
4.38%, 03/15/43	16,585	11,428,967
4.95%, 01/15/31 (Call 10/15/30)(a)	13,743	12,312,457
4.95%, 05/19/50 (Call 11/19/49)(a)	11,583	8,616,975
5.85%, 09/01/43 (Call 03/01/43)	11,129	9,241,247
6.88%, 04/30/36	13,033	12,752,247
7.88%, 07/30/30(a)	12,053	12,752,565
Time Warner Cable Enterprises LLC, 8.38%,
07/15/33(a)	11,686	12,980,918
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)(a)	14,175	10,500,426
5.50%, 09/01/41 (Call 03/01/41)	15,255	12,650,250
5.88%, 11/15/40 (Call 05/15/40)	13,326	11,491,255
6.55%, 05/01/37	17,481	16,658,654
6.75%, 06/15/39	15,319	14,505,946
7.30%, 07/01/38(a)	16,294	16,499,277
TWDC Enterprises 18 Corp.
1.85%, 07/30/26(a)	5,470	5,045,344
2.95%, 06/15/27(a)	9,294	8,771,253
4.13%, 06/01/44(a)	13,006	11,199,390
Walt Disney Co. (The)
2.00%, 09/01/29 (Call 06/01/29)(a)	21,982	18,859,657
2.20%, 01/13/28(a)	10,153	9,230,705
2.65%, 01/13/31(a)	29,249	25,411,634
2.75%, 09/01/49 (Call 03/01/49)(a)	24,565	16,272,691
3.50%, 05/13/40 (Call 11/13/39)(a)	21,563	17,673,445
3.60%, 01/13/51 (Call 07/13/50)(a)	31,538	24,308,935
3.80%, 03/22/30(a)	18,376	17,403,314
3.80%, 05/13/60 (Call 11/13/59)(a)	7,176	5,555,910
4.63%, 03/23/40 (Call 09/23/39)	9,481	8,928,124
4.70%, 03/23/50 (Call 09/23/49)(a)	20,150	18,733,463
6.20%, 12/15/34(a)	7,694	8,473,914
6.40%, 12/15/35	10,808	12,077,836
6.65%, 11/15/37(a)	13,989	15,971,218
		1,412,777,878
Mining — 0.6%
Barrick North America Finance LLC
5.70%, 05/30/41(a)	11,946	12,053,485
5.75%, 05/01/43	5,135	5,223,904
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	11,075	11,477,900
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	12,468	10,993,855
Security	Par (000)	Value

Mining (continued)
4.75%, 02/28/28 (Call 01/28/28)	$10,422	$10,495,242
4.90%, 02/28/33 (Call 11/28/32)(a)	7,499	7,532,257
5.00%, 09/30/43	21,725	21,299,166
Freeport-McMoRan Inc.
4.63%, 08/01/30 (Call 08/01/25)(a)	9,726	9,153,181
5.40%, 11/14/34 (Call 05/14/34)(a)	10,231	9,827,193
5.45%, 03/15/43 (Call 09/15/42)	17,957	16,292,675
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	10,998	9,099,781
2.60%, 07/15/32 (Call 04/15/32)	11,170	9,176,993
4.88%, 03/15/42 (Call 09/15/41)(a)	12,007	11,138,798
6.25%, 10/01/39	11,436	12,114,611
Rio Tinto Alcan Inc., 6.13%, 12/15/33	9,955	10,745,348
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	14,063	9,330,287
5.20%, 11/02/40	10,718	10,717,874
7.13%, 07/15/28	11,101	12,360,377
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)(a)	8,466	7,373,600
5.13%, 03/09/53 (Call 09/09/52)	13,069	12,945,404
		219,351,931
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)(a)	7,459	6,699,985
3.57%, 12/01/31 (Call 09/01/31)	10,171	8,493,325
		15,193,310
Oil & Gas — 3.9%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)(a)	13,945	11,464,910
2.72%, 01/12/32 (Call 10/12/31)(a)	25,291	21,551,711
2.77%, 11/10/50 (Call 05/10/50)(a)	18,865	12,149,656
2.94%, 06/04/51 (Call 12/04/50)(a)	24,145	16,073,882
3.00%, 02/24/50 (Call 08/24/49)	25,391	17,282,943
3.00%, 03/17/52 (Call 09/17/51)(a)	13,569	9,110,893
3.02%, 01/16/27 (Call 10/16/26)(a)	10,641	10,073,709
3.06%, 06/17/41 (Call 12/17/40)	18,196	13,517,612
3.38%, 02/08/61 (Call 08/08/60)(a)	19,841	13,731,591
3.63%, 04/06/30 (Call 01/06/30)	15,872	14,903,154
3.94%, 09/21/28 (Call 06/21/28)(a)	14,125	13,680,630
4.23%, 11/06/28 (Call 08/06/28)(a)	24,305	23,887,776
4.81%, 02/13/33 (Call 11/13/32)	17,923	17,732,274
4.89%, 09/11/33 (Call 06/11/33)	7,594	7,547,990
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)(a)	12,056	11,493,283
3.72%, 11/28/28 (Call 08/28/28)(a)	9,209	8,812,849
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (Call 03/01/27)	12,598	11,987,753
4.95%, 06/01/47 (Call 12/01/46)	5,243	4,576,310
6.25%, 03/15/38	17,453	17,875,092
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)(a)	9,801	6,767,653
5.40%, 06/15/47 (Call 12/15/46)	7,012	6,264,919
6.75%, 11/15/39(a)	18,460	19,315,543
Chevron Corp.
2.00%, 05/11/27 (Call 03/11/27)	12,350	11,294,401
2.24%, 05/11/30 (Call 02/11/30)(a)	11,122	9,745,787
3.08%, 05/11/50 (Call 11/11/49)	8,294	6,093,446
Chevron USA Inc.
1.02%, 08/12/27 (Call 06/12/27)(a)	8,940	7,839,257
2.34%, 08/12/50 (Call 02/12/50)	4,841	3,041,904

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
ConocoPhillips Co.
3.76%, 03/15/42 (Call 09/15/41)	$8,999	$7,456,870
3.80%, 03/15/52 (Call 09/15/51)(a)	12,632	10,055,787
4.03%, 03/15/62 (Call 09/15/61)(a)	17,423	13,844,455
4.30%, 11/15/44 (Call 05/15/44)	7,816	6,823,344
5.30%, 05/15/53	7,465	7,453,700
6.50%, 02/01/39(a)	15,975	18,077,064
6.95%, 04/15/29	15,612	17,340,184
Continental Resources Inc./OK, 4.38%, 01/15/28
(Call 10/15/27)(a)	10,869	10,205,649
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	11,478	9,603,800
5.00%, 06/15/45 (Call 12/15/44)	2,354	2,009,676
5.60%, 07/15/41 (Call 01/15/41)(a)	18,091	16,763,419
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)(a)	10,906	9,300,754
3.25%, 12/01/26 (Call 10/01/26)(a)	7,835	7,469,879
3.50%, 12/01/29 (Call 09/01/29)(a)	15,217	13,755,047
4.25%, 03/15/52 (Call 09/15/51)(a)	5,415	4,089,328
6.25%, 03/15/33 (Call 12/15/32)(a)	15,518	16,122,785
EOG Resources Inc.
4.38%, 04/15/30 (Call 01/15/30)(a)	7,607	7,500,513
4.95%, 04/15/50 (Call 10/15/49)(a)	3,311	3,203,687
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	14,494	13,479,956
7.00%, 02/01/30 (Call 11/01/29)(a)	7,900	8,204,972
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	3,135	2,733,751
3.13%, 04/06/30 (Call 01/06/30)(a)	13,509	12,431,584
3.25%, 11/18/49 (Call 05/18/49)(a)	7,265	5,399,408
3.63%, 09/10/28 (Call 06/10/28)(a)	8,411	8,125,712
3.70%, 04/06/50 (Call 10/06/49)	8,958	7,208,517
3.95%, 05/15/43(a)	6,533	5,584,073
4.80%, 11/08/43	5,260	5,001,088
5.10%, 08/17/40	7,163	7,101,048
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	9,757	9,141,618
2.44%, 08/16/29 (Call 05/16/29)(a)	12,987	11,687,736
2.61%, 10/15/30 (Call 07/15/30)(a)	19,736	17,382,293
3.00%, 08/16/39 (Call 02/16/39)	9,711	7,599,052
3.10%, 08/16/49 (Call 02/16/49)(a)	17,760	12,820,642
3.29%, 03/19/27 (Call 01/19/27)(a)	11,418	11,085,743
3.45%, 04/15/51 (Call 10/15/50)(a)	30,320	23,195,091
3.48%, 03/19/30 (Call 12/19/29)	20,602	19,413,866
3.57%, 03/06/45 (Call 09/06/44)	12,615	10,153,696
4.11%, 03/01/46 (Call 09/01/45)	28,025	24,311,374
4.23%, 03/19/40 (Call 09/19/39)	22,035	20,124,826
4.33%, 03/19/50 (Call 09/19/49)	29,985	26,649,169
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)(a)	11,370	11,014,381
5.60%, 02/15/41(a)	15,811	14,864,909
6.00%, 01/15/40(a)	10,486	10,316,541
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)(a)	11,063	10,645,592
6.60%, 10/01/37	14,002	13,962,310
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	2,148	1,766,700
6.50%, 03/01/41 (Call 09/01/40)	19,698	20,042,975
Occidental Petroleum Corp.
6.13%, 01/01/31 (Call 07/01/30)(a)	655	665,644
Security	Par (000)	Value

Oil & Gas (continued)
6.45%, 09/15/36(a)	$1,072	$1,093,204
6.60%, 03/15/46 (Call 09/15/45)(a)	5,647	5,774,615
6.63%, 09/01/30 (Call 03/01/30)(a)	486	506,655
7.50%, 05/01/31(a)	231	250,936
8.88%, 07/15/30 (Call 01/15/30)	332	382,376
Phillips 66
2.15%, 12/15/30 (Call 09/15/30)(a)	7,673	6,267,021
3.30%, 03/15/52 (Call 09/15/51)(a)	11,171	7,515,277
3.90%, 03/15/28 (Call 12/15/27)(a)	9,547	9,145,494
4.65%, 11/15/34 (Call 05/15/34)(a)	10,016	9,341,836
4.88%, 11/15/44 (Call 05/15/44)(a)	14,868	13,419,330
5.88%, 05/01/42	17,397	17,752,123
Phillips 66 Co., 4.95%, 12/01/27 (Call 11/01/27)(a)	8,168	8,145,693
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)(a)	11,778	9,564,988
2.15%, 01/15/31 (Call 10/15/30)(a)	10,224	8,355,348
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)	17,810	15,672,360
2.50%, 09/12/26	10,124	9,503,816
2.75%, 04/06/30 (Call 01/06/30)(a)	21,119	18,875,803
3.00%, 11/26/51 (Call 05/26/51)	13,335	9,186,974
3.13%, 11/07/49 (Call 05/07/49)(a)	14,643	10,510,193
3.25%, 04/06/50 (Call 10/06/49)(a)	23,111	16,867,030
3.75%, 09/12/46	14,001	11,243,444
3.88%, 11/13/28 (Call 08/13/28)(a)	18,835	18,417,125
4.00%, 05/10/46	25,319	21,180,817
4.13%, 05/11/35	16,396	15,262,645
4.38%, 05/11/45	32,013	28,360,217
4.55%, 08/12/43(a)	14,325	13,104,149
5.50%, 03/25/40	10,794	11,103,276
6.38%, 12/15/38(a)	30,724	34,324,377
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)	3,715	2,687,712
4.00%, 11/15/47 (Call 05/15/47)	3,653	2,789,246
6.50%, 06/15/38	16,099	16,826,398
6.80%, 05/15/38	13,018	13,808,340
6.85%, 06/01/39	10,001	10,676,327
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)(a)	17,152	15,477,498
2.99%, 06/29/41 (Call 12/29/40)(a)	11,187	8,450,404
3.13%, 05/29/50 (Call 11/29/49)(a)	30,075	21,343,758
3.39%, 06/29/60 (Call 12/29/59)(a)	7,070	5,058,176
3.46%, 02/19/29 (Call 11/19/28)	19,145	18,065,111
3.46%, 07/12/49 (Call 01/12/49)	7,499	5,701,664
TotalEnergies Capital SA, 3.88%, 10/11/28	17,380	16,952,482
Valero Energy Corp.
3.65%, 12/01/51 (Call 06/01/51)(a)	7,743	5,304,438
6.63%, 06/15/37(a)	19,167	20,498,351
7.50%, 04/15/32(a)	10,603	11,938,312
		1,367,712,475
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40(a)	15,382	14,510,429
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
3.34%, 12/15/27 (Call 09/15/27)(a)	14,032	13,142,166
4.08%, 12/15/47 (Call 06/15/47)	7,949	6,243,894
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(a)	9,750	8,628,710
4.75%, 08/01/43 (Call 02/01/43)	9,380	8,055,578
4.85%, 11/15/35 (Call 05/15/35)	13,721	12,981,884

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
5.00%, 11/15/45 (Call 05/15/45)	$19,561	$17,306,149
6.70%, 09/15/38(a)	13,209	14,416,242
7.45%, 09/15/39	11,128	12,677,404
Schlumberger Investment SA, 2.65%, 06/26/30
(Call 03/26/30)(a)	11,374	10,015,179
		117,977,635
Packaging & Containers — 0.1%
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)	7,621	6,243,488
WRKCo Inc., 4.90%, 03/15/29 (Call 12/15/28)(a)	11,777	11,481,479
		17,724,967
Pharmaceuticals — 7.6%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)(a)	39,316	37,036,690
3.20%, 11/21/29 (Call 08/21/29)	60,846	55,230,577
4.05%, 11/21/39 (Call 05/21/39)	43,965	37,613,530
4.25%, 11/14/28 (Call 08/14/28)(a)	21,542	21,088,224
4.25%, 11/21/49 (Call 05/21/49)(a)	63,198	53,468,339
4.30%, 05/14/36 (Call 11/14/35)	11,025	10,122,632
4.40%, 11/06/42	28,497	24,993,103
4.45%, 05/14/46 (Call 11/14/45)(a)	21,696	18,702,972
4.50%, 05/14/35 (Call 11/14/34)	27,188	25,714,674
4.55%, 03/15/35 (Call 09/15/34)(a)	17,485	16,633,377
4.70%, 05/14/45 (Call 11/14/44)	29,742	26,743,144
4.75%, 03/15/45 (Call 09/15/44)(a)	10,219	9,221,670
4.85%, 06/15/44 (Call 12/15/43)(a)	12,217	11,182,216
4.88%, 11/14/48 (Call 05/14/48)(a)	19,795	18,342,564
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)(a)	9,713	8,301,932
3.45%, 12/15/27 (Call 09/15/27)	4,597	4,368,304
Astrazeneca Finance LLC
1.75%, 05/28/28 (Call 03/28/28)	15,398	13,488,015
2.25%, 05/28/31 (Call 02/28/31)(a)	8,966	7,627,812
4.88%, 03/03/28 (Call 02/03/28)	12,105	12,246,137
AstraZeneca PLC
1.38%, 08/06/30 (Call 05/06/30)	15,527	12,571,246
3.00%, 05/28/51 (Call 11/28/50)	5,651	4,116,184
3.13%, 06/12/27 (Call 03/12/27)(a)	9,689	9,209,911
4.00%, 01/17/29 (Call 10/17/28)(a)	12,882	12,563,114
4.00%, 09/18/42	12,621	11,119,049
4.38%, 11/16/45	7,877	7,227,344
4.38%, 08/17/48 (Call 02/17/48)	5,239	4,793,426
6.45%, 09/15/37	30,690	35,444,262
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	12,670	10,291,327
2.82%, 05/20/30 (Call 02/20/30)(a)	10,487	9,195,709
3.70%, 06/06/27 (Call 03/06/27)	19,618	18,821,931
4.67%, 06/06/47 (Call 12/06/46)(a)	17,523	15,756,962
4.69%, 02/13/28 (Call 01/13/28)(a)	14,553	14,528,948
4.69%, 12/15/44 (Call 06/15/44)(a)	7,654	6,877,717
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (Call 09/13/27)(a)	12,615	11,035,700
1.45%, 11/13/30 (Call 08/13/30)	13,245	10,682,175
2.35%, 11/13/40 (Call 05/13/40)	10,648	7,424,104
2.55%, 11/13/50 (Call 05/13/50)	19,166	12,205,884
2.95%, 03/15/32 (Call 12/15/31)(a)	17,057	15,067,992
3.20%, 06/15/26 (Call 04/15/26)(a)	9,587	9,250,803
3.40%, 07/26/29 (Call 04/26/29)(a)	24,453	23,013,310
3.55%, 03/15/42 (Call 09/15/41)(a)	14,246	11,680,576
3.70%, 03/15/52 (Call 09/15/51)(a)	22,942	18,325,643
Security	Par (000)	Value

Pharmaceuticals (continued)
3.90%, 02/20/28 (Call 11/20/27)	$19,223	$18,870,589
3.90%, 03/15/62 (Call 09/15/61)	10,752	8,400,733
4.13%, 06/15/39 (Call 12/15/38)(a)	23,300	21,111,161
4.25%, 10/26/49 (Call 04/26/49)	40,314	35,083,162
4.35%, 11/15/47 (Call 05/15/47)	12,797	11,371,847
4.55%, 02/20/48 (Call 08/20/47)(a)	15,059	13,759,601
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)(a)	8,385	7,975,632
Cigna Group (The)
2.38%, 03/15/31 (Call 12/15/30)(a)	14,584	12,189,335
2.40%, 03/15/30 (Call 12/15/29)	17,656	15,054,018
3.20%, 03/15/40 (Call 09/15/39)(a)	10,513	8,013,044
3.40%, 03/01/27 (Call 12/01/26)(a)	10,722	10,191,492
3.40%, 03/15/50 (Call 09/15/49)	15,969	11,371,897
3.40%, 03/15/51 (Call 09/15/50)(a)	16,661	11,903,385
3.88%, 10/15/47 (Call 04/15/47)	12,789	9,939,849
4.38%, 10/15/28 (Call 07/15/28)	46,135	44,963,665
4.80%, 08/15/38 (Call 02/15/38)	26,580	24,934,121
4.80%, 07/15/46 (Call 01/16/46)	10,863	9,713,872
4.90%, 12/15/48 (Call 06/15/48)	34,165	31,058,933
5.40%, 03/15/33 (Call 12/15/32)(a)	8,712	8,888,579
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	26,739	23,087,645
1.75%, 08/21/30 (Call 05/21/30)(a)	13,303	10,697,139
1.88%, 02/28/31 (Call 11/28/30)(a)	13,238	10,561,074
2.13%, 09/15/31 (Call 06/15/31)(a)	10,663	8,577,361
2.70%, 08/21/40 (Call 02/21/40)(a)	14,757	10,181,539
2.88%, 06/01/26 (Call 03/01/26)(a)	8,025	7,589,294
3.00%, 08/15/26 (Call 06/15/26)(a)	6,654	6,271,340
3.25%, 08/15/29 (Call 05/15/29)	20,715	18,704,893
3.63%, 04/01/27 (Call 02/01/27)	10,119	9,646,094
3.75%, 04/01/30 (Call 01/01/30)	18,429	16,958,510
4.13%, 04/01/40 (Call 10/01/39)(a)	11,488	9,540,885
4.25%, 04/01/50 (Call 10/01/49)(a)	9,084	7,323,372
4.30%, 03/25/28 (Call 12/25/27)	53,893	52,513,194
4.78%, 03/25/38 (Call 09/25/37)	51,799	47,904,528
5.00%, 01/30/29	10,440	10,460,918
5.05%, 03/25/48 (Call 09/25/47)(a)	85,215	77,025,557
5.13%, 02/21/30 (Call 12/21/29)(a)	19,992	19,915,171
5.13%, 07/20/45 (Call 01/20/45)	37,990	34,626,882
5.25%, 01/30/31	7,835	7,937,449
5.25%, 02/21/33 (Call 11/21/32)(a)	16,561	16,627,656
5.30%, 06/01/33	8,440	8,532,258
5.30%, 12/05/43 (Call 06/05/43)	9,445	8,887,460
5.63%, 02/21/53 (Call 08/21/52)(a)	14,696	14,339,863
5.88%, 06/01/53	8,440	8,490,192
6.00%, 06/01/63	7,440	7,814,725
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(a)	11,605	7,428,960
2.50%, 09/15/60 (Call 03/15/60)(a)	9,584	5,878,136
3.38%, 03/15/29 (Call 12/15/28)	9,947	9,438,128
3.95%, 03/15/49 (Call 09/15/48)(a)	7,779	6,863,025
4.70%, 02/27/33 (Call 11/27/32)(a)	9,328	9,491,561
4.88%, 02/27/53 (Call 08/27/52)	11,880	11,961,466
4.95%, 02/27/63 (Call 08/27/62)(a)	10,661	10,563,825
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28(a)	21,476	20,884,534
6.38%, 05/15/38	31,311	35,798,975
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29
(Call 03/01/29)(a)	10,448	9,862,921

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Johnson & Johnson
0.95%, 09/01/27 (Call 07/01/27)(a)	$15,122	$13,301,980
1.30%, 09/01/30 (Call 06/01/30)(a)	17,144	14,190,763
2.10%, 09/01/40 (Call 03/01/40)(a)	9,567	6,682,448
2.25%, 09/01/50 (Call 03/01/50)(a)	10,082	6,530,180
2.45%, 09/01/60 (Call 03/01/60)(a)	12,787	8,035,504
2.90%, 01/15/28 (Call 10/15/27)(a)	19,832	18,848,725
2.95%, 03/03/27 (Call 12/03/26)(a)	12,898	12,389,992
3.40%, 01/15/38 (Call 07/15/37)	9,994	8,790,654
3.50%, 01/15/48 (Call 07/15/47)(a)	7,680	6,442,287
3.55%, 03/01/36 (Call 09/01/35)	11,155	10,129,030
3.63%, 03/03/37 (Call 09/03/36)	14,620	13,282,336
3.70%, 03/01/46 (Call 09/01/45)	21,009	18,151,755
3.75%, 03/03/47 (Call 09/03/46)	9,773	8,514,128
4.38%, 12/05/33 (Call 06/05/33)	7,899	8,000,171
5.95%, 08/15/37(a)	11,176	12,731,130
Merck & Co. Inc.
1.45%, 06/24/30 (Call 03/24/30)(a)	13,609	11,177,737
1.70%, 06/10/27 (Call 05/10/27)	15,810	14,302,961
1.90%, 12/10/28 (Call 10/10/28)(a)	13,595	11,957,667
2.15%, 12/10/31 (Call 09/10/31)(a)	23,125	19,373,750
2.35%, 06/24/40 (Call 12/24/39)(a)	14,005	9,907,292
2.45%, 06/24/50 (Call 12/24/49)(a)	14,659	9,454,391
2.75%, 12/10/51 (Call 06/10/51)(a)	23,423	15,961,350
2.90%, 12/10/61 (Call 06/10/61)(a)	14,801	9,633,360
3.40%, 03/07/29 (Call 12/07/28)(a)	21,407	20,395,481
3.70%, 02/10/45 (Call 08/10/44)	21,959	18,420,713
3.90%, 03/07/39 (Call 09/07/38)(a)	9,984	8,865,872
4.00%, 03/07/49 (Call 09/07/48)	17,012	14,821,006
4.15%, 05/18/43	14,312	12,940,429
4.30%, 05/17/30	8,023	7,920,443
4.50%, 05/17/33 (Call 02/17/33)	5,410	5,390,125
4.90%, 05/17/44	6,545	6,508,344
5.00%, 05/17/53 (Call 11/17/52)	12,106	12,195,380
5.15%, 05/17/63 (Call 11/17/62)	9,620	9,703,767
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)(a)	9,610	9,083,071
5.20%, 04/15/48 (Call 10/15/47)	7,596	5,716,707
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	14,784	13,665,843
2.20%, 08/14/30 (Call 05/14/30)	15,328	13,319,414
2.75%, 08/14/50 (Call 02/14/50)(a)	11,203	7,897,199
3.10%, 05/17/27 (Call 02/17/27)(a)	9,653	9,263,654
4.00%, 11/20/45 (Call 05/20/45)	11,577	10,255,123
4.40%, 05/06/44	17,565	16,590,283
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)	11,985	9,995,078
1.75%, 08/18/31 (Call 05/18/31)(a)	10,811	8,810,800
2.55%, 05/28/40 (Call 11/28/39)(a)	11,059	8,020,094
2.63%, 04/01/30 (Call 01/01/30)(a)	13,973	12,422,138
2.70%, 05/28/50 (Call 11/28/49)(a)	12,948	9,018,108
2.75%, 06/03/26	7,791	7,445,369
3.00%, 12/15/26(a)	17,005	16,223,552
3.45%, 03/15/29 (Call 12/15/28)(a)	19,879	18,919,592
3.60%, 09/15/28 (Call 06/15/28)(a)	12,568	12,100,522
3.90%, 03/15/39 (Call 09/15/38)(a)	8,921	7,910,979
4.00%, 12/15/36	3,423	3,179,118
4.00%, 03/15/49 (Call 09/15/48)(a)	11,322	9,795,031
4.13%, 12/15/46	14,018	12,312,370
4.20%, 09/15/48 (Call 03/15/48)(a)	11,334	10,117,216
Security	Par (000)	Value

Pharmaceuticals (continued)
4.30%, 06/15/43	$8,485	$7,694,800
4.40%, 05/15/44(a)	11,058	10,326,670
7.20%, 03/15/39(a)	24,922	30,938,375
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28 (Call 04/19/28)	38,842	38,655,714
4.65%, 05/19/30 (Call 03/19/30)	75	75,147
4.75%, 05/19/33 (Call 02/19/33)	41,426	41,629,634
5.11%, 05/19/43 (Call 11/19/42)	25,000	24,826,432
5.30%, 05/19/53 (Call 11/19/52)	45,161	46,522,744
5.34%, 05/19/63	25,034	25,026,382
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	26,685	25,156,459
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	28,534	23,825,091
3.03%, 07/09/40 (Call 01/09/40)(a)	12,711	9,511,438
3.18%, 07/09/50 (Call 01/09/50)	22,939	15,828,954
3.38%, 07/09/60 (Call 01/09/60)(a)	9,875	6,669,069
5.00%, 11/26/28 (Call 08/26/28)	20,033	20,088,207
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	17,217	16,355,501
5.25%, 06/15/46 (Call 12/15/45)	10,201	7,788,218
Viatris Inc.
2.30%, 06/22/27 (Call 04/22/27)	8,699	7,598,886
2.70%, 06/22/30 (Call 03/22/30)(a)	15,095	12,120,468
3.85%, 06/22/40 (Call 12/22/39)(a)	16,751	11,233,907
4.00%, 06/22/50 (Call 12/22/49)(a)	21,238	13,592,227
Wyeth LLC
5.95%, 04/01/37(a)	23,891	26,302,675
6.50%, 02/01/34	10,950	12,355,636
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)(a)	8,376	6,994,337
3.00%, 09/12/27 (Call 06/12/27)(a)	3,911	3,676,344
4.70%, 02/01/43 (Call 08/01/42)	11,698	10,699,054
5.60%, 11/16/32 (Call 08/16/32)	7,678	8,086,503
		2,681,101,958
Pipelines — 3.4%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)(a)	16,661	15,187,050
5.13%, 06/30/27 (Call 01/01/27)	17,006	16,855,332
Cheniere Energy Inc., 4.63%, 10/15/28
(Call 10/15/23)(a)	17,807	16,713,828
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)(a)	13,320	10,900,555
4.00%, 03/01/31 (Call 03/01/26)	13,175	11,598,480
4.50%, 10/01/29 (Call 10/01/24)(a)	11,962	10,998,193
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)	12,418	9,710,008
3.13%, 11/15/29 (Call 08/15/29)(a)	14,800	13,226,258
3.40%, 08/01/51 (Call 02/01/51)(a)	6,508	4,391,490
4.25%, 12/01/26 (Call 09/01/26)(a)	9,396	9,127,409
5.50%, 12/01/46 (Call 06/01/46)(a)	4,400	4,120,296
5.70%, 03/08/33 (Call 12/08/32)	20,194	20,542,508
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)	16,691	15,105,166
4.00%, 10/01/27 (Call 07/01/27)	8,256	7,816,300
4.95%, 05/15/28 (Call 02/15/28)	8,643	8,431,120
4.95%, 06/15/28 (Call 03/15/28)	11,525	11,278,365
5.00%, 05/15/50 (Call 11/15/49)	20,672	16,914,560
5.15%, 03/15/45 (Call 09/15/44)	11,775	9,866,845
5.25%, 04/15/29 (Call 01/15/29)	15,778	15,546,445

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.30%, 04/15/47 (Call 10/15/46)	$10,165	$8,622,946
5.35%, 05/15/45 (Call 11/15/44)	9,634	8,221,464
5.40%, 10/01/47 (Call 04/01/47)	16,875	14,448,675
5.50%, 06/01/27 (Call 03/01/27)(a)	11,141	11,161,817
5.55%, 02/15/28 (Call 01/15/28)(a)	11,463	11,508,264
5.75%, 02/15/33 (Call 11/15/32)	14,838	14,905,319
6.00%, 06/15/48 (Call 12/15/47)	9,426	8,654,661
6.13%, 12/15/45 (Call 06/15/45)	9,415	8,760,928
6.25%, 04/15/49 (Call 10/15/48)(a)	19,559	18,644,977
6.50%, 02/01/42 (Call 08/01/41)(a)	10,956	10,895,801
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	14,839	13,044,961
3.13%, 07/31/29 (Call 04/30/29)(a)	15,370	13,861,753
3.20%, 02/15/52 (Call 08/15/51)(a)	11,808	8,055,036
3.30%, 02/15/53 (Call 08/15/52)(a)	12,072	8,400,420
3.70%, 01/31/51 (Call 07/31/50)(a)	11,487	8,540,786
3.95%, 01/31/60 (Call 07/31/59)	8,606	6,406,758
4.15%, 10/16/28 (Call 07/16/28)	12,781	12,329,895
4.20%, 01/31/50 (Call 07/31/49)	13,670	11,070,979
4.25%, 02/15/48 (Call 08/15/47)(a)	14,367	11,880,982
4.45%, 02/15/43 (Call 08/15/42)	12,780	10,985,528
4.80%, 02/01/49 (Call 08/01/48)	11,792	10,524,562
4.85%, 08/15/42 (Call 02/15/42)	9,259	8,364,012
4.85%, 03/15/44 (Call 09/15/43)	16,137	14,526,968
4.90%, 05/15/46 (Call 11/15/45)	11,249	10,125,776
5.10%, 02/15/45 (Call 08/15/44)(a)	10,453	9,678,655
5.35%, 01/31/33 (Call 10/31/32)	8,349	8,519,254
5.95%, 02/01/41(a)	9,088	9,309,658
Kinder Morgan Energy Partners LP
5.50%, 03/01/44 (Call 09/01/43)(a)	9,742	8,707,079
6.95%, 01/15/38(a)	16,188	17,480,060
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)(a)	6,755	5,354,295
3.60%, 02/15/51 (Call 08/15/50)(a)	11,214	7,508,654
4.30%, 03/01/28 (Call 12/01/27)(a)	11,602	11,212,733
4.80%, 02/01/33 (Call 11/01/32)(a)	4,335	4,086,238
5.05%, 02/15/46 (Call 08/15/45)	9,449	7,962,490
5.20%, 06/01/33 (Call 03/01/33)	9,877	9,540,815
5.20%, 03/01/48 (Call 09/01/47)	9,060	7,787,867
5.30%, 12/01/34 (Call 06/01/34)(a)	6,251	5,996,268
5.45%, 08/01/52 (Call 02/01/52)(a)	8,139	7,214,797
5.55%, 06/01/45 (Call 12/01/44)	17,603	15,943,857
7.75%, 01/15/32(a)	13,270	15,034,398
Magellan Midstream Partners LP, 3.95%, 03/01/50
(Call 09/01/49)(a)	2,737	1,919,244
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)(a)	16,281	13,629,696
4.00%, 03/15/28 (Call 12/15/27)	14,211	13,481,906
4.13%, 03/01/27 (Call 12/01/26)(a)	14,777	14,315,316
4.50%, 04/15/38 (Call 10/15/37)	19,904	17,089,320
4.70%, 04/15/48 (Call 10/15/47)	18,442	14,767,791
4.80%, 02/15/29 (Call 11/15/28)	7,956	7,749,337
4.95%, 09/01/32 (Call 06/01/32)	11,142	10,670,970
4.95%, 03/14/52 (Call 09/14/51)	15,743	12,925,899
5.00%, 03/01/33 (Call 12/01/32)(a)	9,704	9,308,352
5.20%, 03/01/47 (Call 09/01/46)	7,867	6,754,871
5.50%, 02/15/49 (Call 08/15/48)	18,149	16,156,287
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)(a)	8,450	7,296,622
3.40%, 09/01/29 (Call 06/01/29)	8,162	7,204,252
Security	Par (000)	Value

Pipelines (continued)
4.55%, 07/15/28 (Call 04/15/28)	$9,385	$9,024,124
5.20%, 07/15/48 (Call 01/15/48)(a)	5,235	4,355,667
6.10%, 11/15/32 (Call 08/15/32)	5,008	5,069,731
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	11,472	10,149,020
3.80%, 09/15/30 (Call 06/15/30)(a)	4,313	3,817,091
4.50%, 12/15/26 (Call 09/15/26)(a)	7,787	7,529,718
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	16,044	15,272,547
4.50%, 05/15/30 (Call 11/15/29)(a)	22,116	20,906,155
5.00%, 03/15/27 (Call 09/15/26)(a)	18,354	18,132,427
5.88%, 06/30/26 (Call 12/31/25)	12,002	12,008,182
Targa Resources Corp.
4.00%, 01/15/32 (Call 07/15/26)	14,303	12,270,675
4.20%, 02/01/33 (Call 11/01/32)(a)	10,002	8,809,609
4.88%, 02/01/31 (Call 02/01/26)(a)	15,924	14,676,063
4.95%, 04/15/52 (Call 10/15/51)(a)	8,803	6,978,588
5.20%, 07/01/27 (Call 06/01/27)(a)	8,277	8,171,556
5.50%, 03/01/30 (Call 03/01/25)	6,378	6,140,719
6.13%, 03/15/33 (Call 12/15/32)(a)	6,569	6,658,338
6.50%, 07/15/27 (Call 07/03/23)	11,605	11,641,536
6.50%, 02/15/53 (Call 08/15/52)(a)	9,662	9,426,641
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)(a)	10,675	8,606,551
4.10%, 04/15/30 (Call 01/15/30)	11,850	10,999,696
4.25%, 05/15/28 (Call 02/15/28)	14,728	14,122,117
4.63%, 03/01/34 (Call 12/01/33)(a)	8,924	8,238,995
4.88%, 05/15/48 (Call 11/15/47)	7,182	6,294,961
5.10%, 03/15/49 (Call 09/15/48)(a)	7,690	6,969,306
6.10%, 06/01/40	11,943	11,947,905
6.20%, 10/15/37	15,917	16,445,169
7.63%, 01/15/39	18,077	20,574,894
Western Midstream Operating LP
4.30%, 02/01/30 (Call 11/01/29)(a)	9,566	8,564,459
5.50%, 02/01/50 (Call 08/01/49)	11,446	9,187,630
6.15%, 04/01/33 (Call 01/01/33)(a)	1,836	1,830,287
Williams Companies Inc., 5.65%, 03/15/33
(Call 12/15/32)	10,945	11,076,831
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)(a)	17,936	14,826,134
3.50%, 11/15/30 (Call 08/15/30)	11,656	10,453,513
3.75%, 06/15/27 (Call 03/15/27)(a)	14,775	14,069,578
4.65%, 08/15/32 (Call 05/15/32)(a)	12,784	12,083,306
4.85%, 03/01/48 (Call 09/01/47)	7,565	6,447,316
5.10%, 09/15/45 (Call 03/15/45)	9,676	8,558,275
5.30%, 08/15/52 (Call 02/15/52)(a)	7,200	6,506,191
6.30%, 04/15/40	14,108	14,599,811
		1,210,321,769
Real Estate Investment Trusts — 1.8%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)(a)	8,598	6,319,928
2.00%, 05/18/32 (Call 02/18/32)(a)	16,314	12,383,028
2.95%, 03/15/34 (Call 12/15/33)(a)	14,882	11,873,205
3.00%, 05/18/51 (Call 11/18/50)(a)	6,192	3,728,237
3.38%, 08/15/31 (Call 05/15/31)(a)	6,032	5,210,700
3.55%, 03/15/52 (Call 09/15/51)	13,269	8,923,115
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)(a)	6,496	5,149,263
2.10%, 06/15/30 (Call 03/15/30)	4,944	4,019,520
2.75%, 01/15/27 (Call 11/15/26)(a)	7,815	7,180,834

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.90%, 01/15/30 (Call 10/15/29)(a)	$5,599	$4,850,029
2.95%, 01/15/51 (Call 07/15/50)(a)	10,055	6,200,507
3.10%, 06/15/50 (Call 12/15/49)(a)	8,686	5,541,496
3.38%, 10/15/26 (Call 07/15/26)	8,405	7,916,741
3.55%, 07/15/27 (Call 04/15/27)	9,746	9,127,313
3.80%, 08/15/29 (Call 05/15/29)(a)	16,714	15,391,084
5.55%, 07/15/33 (Call 04/15/33)	4,516	4,538,656
5.65%, 03/15/33 (Call 12/15/32)(a)	10,415	10,590,624
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)(a)	10,202	7,139,173
2.55%, 04/01/32 (Call 01/01/32)	11,416	8,376,793
2.75%, 10/01/26 (Call 07/01/26)	12,681	11,137,419
3.25%, 01/30/31 (Call 10/30/30)	13,011	10,399,816
3.40%, 06/21/29 (Call 03/21/29)(a)	16,200	13,416,787
4.50%, 12/01/28 (Call 09/01/28)	14,000	12,518,208
6.50%, 01/15/34 (Call 10/15/33)(a)	930	906,103
6.75%, 12/01/27 (Call 11/01/27)(a)	5,191	5,192,399
Brixmor Operating Partnership LP
4.05%, 07/01/30 (Call 04/01/30)(a)	6,455	5,821,538
4.13%, 05/15/29 (Call 02/15/29)(a)	7,948	7,196,837
Crown Castle Inc.
2.90%, 04/01/41 (Call 10/01/40)(a)	9,473	6,559,929
3.25%, 01/15/51 (Call 07/15/50)(a)	9,359	6,231,916
5.00%, 01/11/28 (Call 12/11/27)(a)	11,169	11,069,713
5.10%, 05/01/33	7,309	7,199,504
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)(a)	9,665	8,502,744
2.10%, 04/01/31 (Call 01/01/31)(a)	13,158	10,590,211
2.25%, 01/15/31 (Call 10/15/30)(a)	12,804	10,492,770
2.50%, 07/15/31 (Call 04/15/31)(a)	9,268	7,652,800
2.90%, 03/15/27 (Call 02/15/27)	11,887	10,967,865
3.30%, 07/01/30 (Call 04/01/30)(a)	10,055	8,880,744
3.65%, 09/01/27 (Call 06/01/27)	11,655	10,962,775
3.70%, 06/15/26 (Call 03/15/26)	2,030	1,942,952
3.80%, 02/15/28 (Call 11/15/27)	12,251	11,525,109
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	9,490	8,259,942
3.70%, 08/15/27 (Call 05/15/27)(a)	11,337	10,357,102
5.55%, 01/15/28 (Call 12/15/27)(a)	10,863	10,722,248
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	4,423	3,587,872
2.50%, 05/15/31 (Call 02/15/31)	13,391	10,928,334
3.20%, 11/18/29 (Call 08/18/29)(a)	16,251	14,255,681
3.90%, 04/15/32 (Call 01/15/32)	15,701	14,098,101
ERP Operating LP, 4.50%, 07/01/44 (Call 01/01/44)(a)	8,944	7,754,403
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	6,931	5,639,677
5.30%, 01/15/29 (Call 10/15/28)	7,111	6,779,930
Healthcare Realty Holdings LP, 2.00%, 03/15/31
(Call 12/15/30)(a)	8,793	6,757,276
Healthpeak Properties Inc., 3.00%, 01/15/30
(Call 10/15/29)(a)	7,060	6,156,766
Healthpeak Properties Interim Inc., 5.25%, 12/15/32
(Call 09/15/32)(a)	8,254	8,078,496
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	14,885	11,605,327
2.25%, 04/15/30 (Call 01/15/30)(a)	10,581	9,003,018
4.75%, 06/15/33 (Call 03/15/33)	10,282	10,044,420
Realty Income Corp.
3.25%, 01/15/31 (Call 10/15/30)	11,083	9,689,538
5.63%, 10/13/32 (Call 07/13/32)(a)	9,070	9,260,260
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Simon Property Group LP
1.75%, 02/01/28 (Call 11/01/27)(a)	$10,685	$9,193,810
2.45%, 09/13/29 (Call 06/13/29)	13,778	11,727,294
2.65%, 07/15/30 (Call 04/15/30)(a)	9,023	7,672,261
3.25%, 11/30/26 (Call 08/30/26)(a)	6,440	6,067,554
3.25%, 09/13/49 (Call 03/13/49)(a)	14,716	9,678,304
3.38%, 06/15/27 (Call 03/15/27)(a)	8,389	7,889,435
3.38%, 12/01/27 (Call 09/01/27)(a)	9,321	8,681,186
3.80%, 07/15/50 (Call 01/15/50)(a)	7,442	5,458,837
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)(a)	7,527	7,087,363
VICI Properties LP
4.75%, 02/15/28 (Call 01/15/28)(a)	14,355	13,658,640
4.95%, 02/15/30 (Call 12/15/29)(a)	11,580	10,739,253
5.13%, 05/15/32 (Call 02/15/32)(a)	15,690	14,644,272
5.63%, 05/15/52 (Call 11/15/51)	4,688	4,097,406
Welltower OP LLC
2.80%, 06/01/31 (Call 03/01/31)(a)	9,830	8,104,134
3.10%, 01/15/30 (Call 10/15/29)	8,312	7,209,365
4.25%, 04/15/28 (Call 01/15/28)	8,339	7,933,432
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)(a)	10,280	9,569,586
4.00%, 04/15/30 (Call 01/15/30)(a)	9,974	9,225,090
		645,243,998
Retail — 3.2%
AutoZone Inc.
4.00%, 04/15/30 (Call 01/15/30)	8,904	8,287,657
4.75%, 08/01/32 (Call 05/01/32)(a)	5,646	5,498,709
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	12,353	11,037,065
1.60%, 04/20/30 (Call 01/20/30)	19,217	16,107,739
1.75%, 04/20/32 (Call 01/20/32)	8,012	6,505,376
3.00%, 05/18/27 (Call 02/18/27)(a)	9,010	8,624,845
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	11,066	10,032,428
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	5,295	4,379,671
4.20%, 05/15/28 (Call 02/15/28)	12,746	12,250,103
Home Depot Inc. (The)
1.38%, 03/15/31 (Call 12/15/30)	13,044	10,325,576
1.50%, 09/15/28 (Call 07/15/28)(a)	13,424	11,575,193
1.88%, 09/15/31 (Call 06/15/31)(a)	10,924	8,917,561
2.13%, 09/15/26 (Call 06/15/26)(a)	8,981	8,351,102
2.38%, 03/15/51 (Call 09/15/50)	15,083	9,154,530
2.50%, 04/15/27 (Call 02/15/27)(a)	7,364	6,892,963
2.70%, 04/15/30 (Call 01/15/30)(a)	19,482	17,429,010
2.75%, 09/15/51 (Call 03/15/51)	12,633	8,299,013
2.80%, 09/14/27 (Call 06/14/27)(a)	10,945	10,281,114
2.88%, 04/15/27 (Call 03/15/27)(a)	8,727	8,272,013
2.95%, 06/15/29 (Call 03/15/29)(a)	22,871	21,022,403
3.13%, 12/15/49 (Call 06/15/49)	14,523	10,367,149
3.25%, 04/15/32 (Call 01/15/32)(a)	13,941	12,592,947
3.30%, 04/15/40 (Call 10/15/39)(a)	14,501	11,632,171
3.35%, 04/15/50 (Call 10/15/49)	17,617	13,143,142
3.50%, 09/15/56 (Call 03/15/56)(a)	4,325	3,245,391
3.63%, 04/15/52 (Call 10/15/51)(a)	17,554	13,634,938
3.90%, 12/06/28 (Call 09/06/28)(a)	11,017	10,766,546
3.90%, 06/15/47 (Call 12/15/46)	13,692	11,426,559
4.20%, 04/01/43 (Call 10/01/42)	12,746	11,226,865
4.25%, 04/01/46 (Call 10/01/45)	18,112	15,885,128
4.40%, 03/15/45 (Call 09/15/44)(a)	12,020	10,797,006
4.50%, 09/15/32 (Call 06/15/32)(a)	13,806	13,719,065

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.50%, 12/06/48 (Call 06/06/48)	$16,985	$15,529,955
4.88%, 02/15/44 (Call 08/15/43)(a)	11,818	11,343,589
4.95%, 09/15/52 (Call 03/15/52)(a)	12,040	11,674,867
5.88%, 12/16/36	32,338	35,468,267
5.95%, 04/01/41 (Call 10/01/40)(a)	11,676	12,732,237
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)(a)	12,610	10,741,625
1.70%, 09/15/28 (Call 07/15/28)(a)	13,088	11,214,576
1.70%, 10/15/30 (Call 07/15/30)(a)	18,828	15,087,592
2.63%, 04/01/31 (Call 01/01/31)(a)	20,257	17,115,700
2.80%, 09/15/41 (Call 03/15/41)	12,153	8,279,164
3.00%, 10/15/50 (Call 04/15/50)	19,749	12,731,140
3.10%, 05/03/27 (Call 02/03/27)(a)	13,517	12,760,625
3.35%, 04/01/27 (Call 03/01/27)(a)	9,512	9,059,281
3.65%, 04/05/29 (Call 01/05/29)(a)	17,381	16,313,708
3.70%, 04/15/46 (Call 10/15/45)	12,757	9,567,186
3.75%, 04/01/32 (Call 01/01/32)(a)	19,165	17,390,547
4.05%, 05/03/47 (Call 11/03/46)	17,808	14,011,320
4.25%, 04/01/52 (Call 10/01/51)	17,089	13,672,630
4.45%, 04/01/62 (Call 10/01/61)	10,372	8,139,925
4.50%, 04/15/30 (Call 01/15/30)(a)	11,912	11,637,500
5.00%, 04/15/33 (Call 01/15/33)(a)	10,914	10,817,222
5.15%, 07/01/33 (Call 04/01/33)	10,208	10,161,276
5.63%, 04/15/53 (Call 10/15/52)(a)	17,012	16,591,850
5.80%, 09/15/62 (Call 03/15/62)(a)	8,626	8,321,605
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	10,172	8,709,829
2.63%, 09/01/29 (Call 06/01/29)(a)	8,900	7,960,146
3.50%, 03/01/27 (Call 12/01/26)(a)	6,650	6,403,306
3.50%, 07/01/27 (Call 05/01/27)(a)	10,603	10,180,915
3.60%, 07/01/30 (Call 04/01/30)	10,309	9,639,378
3.63%, 09/01/49 (Call 03/01/49)	20,532	15,756,782
3.80%, 04/01/28 (Call 01/01/28)	11,478	11,099,206
4.20%, 04/01/50 (Call 10/01/49)	9,425	7,968,774
4.45%, 03/01/47 (Call 09/01/46)	12,375	10,930,321
4.45%, 09/01/48 (Call 03/01/48)	9,666	8,525,658
4.60%, 09/09/32 (Call 06/09/32)(a)	7,031	6,998,441
4.70%, 12/09/35 (Call 06/09/35)	1,793	1,746,123
4.88%, 12/09/45 (Call 06/09/45)	19,817	18,557,967
5.15%, 09/09/52 (Call 03/09/52)(a)	9,577	9,346,519
6.30%, 10/15/37	11,050	12,272,709
6.30%, 03/01/38	11,229	12,430,205
O’Reilly Automotive Inc.
3.60%, 09/01/27 (Call 06/01/27)(a)	4,833	4,622,878
4.70%, 06/15/32 (Call 03/15/32)(a)	7,453	7,259,776
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)(a)	10,319	8,808,480
2.55%, 11/15/30 (Call 08/15/30)	11,645	10,026,144
3.00%, 02/14/32 (Call 11/14/31)(a)	9,991	8,744,966
3.50%, 11/15/50 (Call 05/15/50)	12,706	9,475,327
3.55%, 08/15/29 (Call 05/15/29)(a)	13,031	12,260,055
4.00%, 11/15/28 (Call 08/15/28)(a)	10,009	9,693,473
4.45%, 08/15/49 (Call 02/15/49)(a)	9,989	8,700,520
4.50%, 11/15/48 (Call 05/15/48)	10,909	9,592,936
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(a)	6,522	6,008,567
2.35%, 02/15/30 (Call 11/15/29)	9,472	8,280,768
2.95%, 01/15/52 (Call 07/15/51)(a)	7,479	5,193,449
3.38%, 04/15/29 (Call 01/15/29)(a)	7,798	7,408,882
4.00%, 07/01/42(a)	13,944	12,421,397
Security	Par (000)	Value

Retail (continued)
4.50%, 09/15/32 (Call 06/15/32)(a)	$11,679	$11,528,725
4.80%, 01/15/53 (Call 07/15/52)(a)	10,712	10,076,896
TJX Companies Inc. (The), 2.25%, 09/15/26
(Call 06/15/26)	3,517	3,276,844
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	2,264	2,148,460
4.10%, 04/15/50 (Call 10/15/49)	5,341	3,883,258
4.80%, 11/18/44 (Call 05/18/44)(a)	2,283	1,903,085
Walmart Inc.
2.50%, 09/22/41 (Call 03/22/41)	12,685	9,303,691
2.65%, 09/22/51 (Call 03/22/51)(a)	18,509	12,933,675
3.05%, 07/08/26 (Call 05/08/26)(a)	3,497	3,380,614
3.70%, 06/26/28 (Call 03/26/28)(a)	15,747	15,395,686
3.90%, 04/15/28 (Call 03/15/28)(a)	10,301	10,187,422
4.05%, 06/29/48 (Call 12/29/47)	20,449	18,485,939
4.10%, 04/15/33	15,717	15,369,543
4.15%, 09/09/32 (Call 06/09/32)(a)	6,208	6,147,556
4.50%, 09/09/52 (Call 03/09/52)	12,599	12,071,574
4.50%, 04/15/53	16,112	15,402,099
5.25%, 09/01/35(a)	18,045	19,460,221
6.20%, 04/15/38	9,084	10,521,389
6.50%, 08/15/37	6,672	7,890,084
		1,138,435,023
Semiconductors — 3.5%
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	7,517	6,538,893
2.10%, 10/01/31 (Call 07/01/31)(a)	11,051	9,200,308
2.80%, 10/01/41 (Call 04/01/41)	6,432	4,770,230
2.95%, 10/01/51 (Call 04/01/51)(a)	8,620	6,010,947
3.50%, 12/05/26 (Call 09/05/26)(a)	3,887	3,772,543
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	8,514	7,106,947
2.75%, 06/01/50 (Call 12/01/49)(a)	4,546	3,169,211
3.30%, 04/01/27 (Call 01/01/27)(a)	9,384	9,026,920
4.35%, 04/01/47 (Call 10/01/46)(a)	7,824	7,209,071
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)	12,129	11,272,776
3.88%, 01/15/27 (Call 10/15/26)(a)	31,403	30,185,766
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)(c)	10,526	9,134,427
2.45%, 02/15/31 (Call 11/15/30)(a)(c)	31,603	25,556,031
2.60%, 02/15/33 (Call 11/15/32)(c)	20,077	15,617,649
3.14%, 11/15/35 (Call 08/15/35)(c)	36,866	28,157,318
3.19%, 11/15/36 (Call 08/15/36)(c)	30,307	22,706,150
3.42%, 04/15/33 (Call 01/15/33)(c)	26,202	21,780,211
3.46%, 09/15/26 (Call 07/15/26)(a)	2,158	2,057,108
3.47%, 04/15/34 (Call 01/15/34)(c)	36,081	29,431,037
3.50%, 02/15/41 (Call 08/15/40)(c)	30,337	22,373,055
3.75%, 02/15/51 (Call 08/15/50)(a)(c)	17,483	12,554,630
4.00%, 04/15/29 (Call 02/15/29)(c)	10,613	9,850,027
4.11%, 09/15/28 (Call 06/15/28)(a)	15,911	15,096,973
4.15%, 11/15/30 (Call 08/15/30)	21,401	19,679,668
4.15%, 04/15/32 (Call 01/15/32)(c)	14,249	12,829,186
4.30%, 11/15/32 (Call 08/15/32)(a)	22,404	20,357,056
4.75%, 04/15/29 (Call 01/15/29)(a)	16,079	15,669,317
4.93%, 05/15/37 (Call 02/15/37)(c)	26,166	23,570,744
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	11,989	10,380,993
2.00%, 08/12/31 (Call 05/12/31)	12,715	10,350,207
2.45%, 11/15/29 (Call 08/15/29)	21,606	18,723,237

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
2.80%, 08/12/41 (Call 02/12/41)(a)	$8,655	$6,071,691
3.05%, 08/12/51 (Call 02/12/51)	13,231	8,694,429
3.10%, 02/15/60 (Call 08/15/59)(a)	12,378	7,641,159
3.15%, 05/11/27 (Call 02/11/27)(a)	11,531	10,935,945
3.20%, 08/12/61 (Call 02/12/61)(a)	9,686	6,131,753
3.25%, 11/15/49 (Call 05/15/49)	22,866	15,578,823
3.73%, 12/08/47 (Call 06/08/47)(a)	21,842	16,653,527
3.75%, 03/25/27 (Call 01/25/27)	11,562	11,195,334
3.75%, 08/05/27 (Call 07/05/27)	14,442	13,963,015
3.90%, 03/25/30 (Call 12/25/29)	17,055	16,137,424
4.00%, 08/05/29 (Call 06/05/29)	9,718	9,281,512
4.00%, 12/15/32(a)	8,196	7,659,355
4.10%, 05/19/46 (Call 11/19/45)(a)	13,919	11,391,781
4.10%, 05/11/47 (Call 11/11/46)(a)	11,090	9,023,651
4.15%, 08/05/32 (Call 05/05/32)(a)	12,610	11,972,689
4.60%, 03/25/40 (Call 09/25/39)(a)	8,520	7,809,504
4.75%, 03/25/50 (Call 09/25/49)(a)	24,011	21,101,143
4.80%, 10/01/41	9,914	9,126,788
4.88%, 02/10/28 (Call 01/10/28)(a)	18,917	19,037,717
4.90%, 07/29/45 (Call 01/29/45)(a)	8,067	7,776,791
4.90%, 08/05/52 (Call 02/05/52)(a)	18,784	16,849,994
4.95%, 03/25/60 (Call 09/25/59)(a)	8,328	7,358,265
5.05%, 08/05/62 (Call 02/05/62)(a)	10,723	9,541,755
5.13%, 02/10/30 (Call 12/10/29)	14,947	15,131,147
5.20%, 02/10/33 (Call 11/10/32)	23,866	24,022,547
5.63%, 02/10/43 (Call 08/10/42)(a)	10,930	10,930,770
5.70%, 02/10/53 (Call 08/10/52)	22,607	22,350,833
5.90%, 02/10/63 (Call 08/10/62)	14,395	14,264,540
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	6,514	4,822,030
4.10%, 03/15/29 (Call 12/15/28)(a)	11,476	11,146,135
4.65%, 07/15/32 (Call 04/15/32)(a)	10,790	10,779,212
4.95%, 07/15/52 (Call 01/15/52)(a)	10,996	10,614,146
5.25%, 07/15/62 (Call 01/15/62)(a)	8,742	8,567,752
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	5,081	4,256,757
2.88%, 06/15/50 (Call 12/15/49)(a)	5,982	4,108,287
4.00%, 03/15/29 (Call 12/15/28)(a)	13,384	13,025,417
4.88%, 03/15/49 (Call 09/15/48)	8,571	8,140,598
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)(a)	5,454	4,755,244
2.95%, 04/15/31 (Call 01/15/31)	7,603	6,369,958
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	14,357	11,339,434
4.19%, 02/15/27 (Call 12/15/26)(a)	6,392	6,151,155
4.66%, 02/15/30 (Call 11/15/29)(a)	8,541	8,054,348
5.88%, 02/09/33 (Call 11/09/32)	4,343	4,327,632
5.88%, 09/15/33(a)	11,022	10,846,472
6.75%, 11/01/29 (Call 09/01/29)	17,385	18,155,618
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	14,846	13,066,884
2.00%, 06/15/31 (Call 03/15/31)(a)	10,281	8,651,258
2.85%, 04/01/30 (Call 01/01/30)(a)	16,972	15,516,003
3.20%, 09/16/26 (Call 06/16/26)(a)	3,699	3,587,828
3.50%, 04/01/40 (Call 10/01/39)	8,412	7,126,640
3.50%, 04/01/50 (Call 10/01/49)(a)	18,630	14,931,027
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)(a)	12,389	10,097,433
2.65%, 02/15/32 (Call 11/15/31)(a)	13,862	11,195,886
3.25%, 05/11/41 (Call 11/11/40)	1,593	1,134,414
Security	Par (000)	Value

Semiconductors (continued)
3.40%, 05/01/30 (Call 02/01/30)	$13,364	$11,876,968
3.88%, 06/18/26 (Call 04/18/26)(a)	526	504,769
4.30%, 06/18/29 (Call 03/18/29)(a)	13,815	12,978,539
5.00%, 01/15/33 (Call 10/15/32)(a)	13,420	12,925,023
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)(a)	11,419	10,227,427
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	11,699	10,047,492
1.65%, 05/20/32 (Call 02/20/32)(a)	13,309	10,434,405
2.15%, 05/20/30 (Call 02/20/30)(a)	14,975	12,831,005
3.25%, 05/20/27 (Call 02/20/27)(a)	15,496	14,840,803
3.25%, 05/20/50 (Call 11/20/49)(a)	8,312	6,122,702
4.30%, 05/20/47 (Call 11/20/46)(a)	18,760	16,577,432
4.50%, 05/20/52 (Call 11/20/51)(a)	13,143	11,685,820
4.65%, 05/20/35 (Call 11/20/34)(a)	4,268	4,242,163
4.80%, 05/20/45 (Call 11/20/44)(a)	18,053	17,165,765
6.00%, 05/20/53 (Call 11/20/52)(a)	15,573	16,883,857
Texas Instruments Inc.
1.75%, 05/04/30 (Call 02/04/30)	5,909	4,960,619
2.25%, 09/04/29 (Call 06/04/29)	11,159	9,863,780
3.88%, 03/15/39 (Call 09/15/38)	6,904	6,119,252
4.15%, 05/15/48 (Call 11/15/47)(a)	14,526	12,905,227
4.90%, 03/14/33 (Call 12/14/32)	10,034	10,293,093
5.05%, 05/18/63	5,389	5,274,671
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	7,260	6,282,555
		1,247,583,453
Software — 3.6%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	9,577	6,044,499
3.40%, 09/15/26 (Call 06/15/26)	1,865	1,794,910
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	3,574	3,300,608
2.30%, 02/01/30 (Call 11/01/29)(a)	15,112	13,324,084
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)(a)	9,372	7,709,559
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	10,679	8,744,551
2.90%, 12/01/29 (Call 09/01/29)	9,344	8,047,411
Fidelity National Information Services Inc.
1.65%, 03/01/28 (Call 01/01/28)(a)	8,100	6,926,526
2.25%, 03/01/31 (Call 12/01/30)(a)	15,518	12,441,962
3.10%, 03/01/41 (Call 09/01/40)	7,129	4,888,618
5.10%, 07/15/32 (Call 04/15/32)(a)	9,420	9,199,095
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)(a)	8,960	8,095,098
2.65%, 06/01/30 (Call 03/01/30)	14,125	12,126,550
3.20%, 07/01/26 (Call 05/01/26)(a)	9,472	8,942,742
3.50%, 07/01/29 (Call 04/01/29)(a)	33,009	30,198,657
4.20%, 10/01/28 (Call 07/01/28)(a)	12,269	11,834,073
4.40%, 07/01/49 (Call 01/01/49)	17,076	14,069,135
5.45%, 03/02/28 (Call 02/02/28)(a)	12,833	13,022,901
5.60%, 03/02/33 (Call 12/02/32)	11,974	12,258,636
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)(a)	34,696	32,913,666
2.53%, 06/01/50 (Call 12/01/49)(a)	68,124	47,354,539
2.68%, 06/01/60 (Call 12/01/59)(a)	40,559	27,133,058
2.92%, 03/17/52 (Call 09/17/51)	68,480	50,572,699
3.04%, 03/17/62 (Call 09/17/61)	20,639	14,950,025
3.30%, 02/06/27 (Call 11/06/26)(a)	40,289	39,374,029
3.45%, 08/08/36 (Call 02/08/36)(a)	18,279	16,717,690
3.50%, 02/12/35 (Call 08/12/34)(a)	16,272	15,351,161
3.70%, 08/08/46 (Call 02/08/46)	21,020	18,337,514

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
4.10%, 02/06/37 (Call 08/06/36)	$9,523	$9,294,656
4.25%, 02/06/47 (Call 08/06/46)(a)	14,223	13,784,873
4.45%, 11/03/45 (Call 05/03/45)(a)	11,984	11,857,124
4.50%, 02/06/57 (Call 08/06/56)(a)	7,790	7,606,486
Oracle Corp.
2.30%, 03/25/28 (Call 01/25/28)	25,159	22,232,050
2.65%, 07/15/26 (Call 04/15/26)	15,299	14,270,601
2.80%, 04/01/27 (Call 02/01/27)(a)	25,647	23,668,896
2.88%, 03/25/31 (Call 12/25/30)	34,477	29,326,877
2.95%, 04/01/30 (Call 01/01/30)	35,665	31,220,556
3.25%, 11/15/27 (Call 08/15/27)	31,622	29,495,392
3.60%, 04/01/40 (Call 10/01/39)	32,374	24,484,948
3.60%, 04/01/50 (Call 10/01/49)	50,376	34,677,796
3.65%, 03/25/41 (Call 09/25/40)	24,246	18,280,708
3.80%, 11/15/37 (Call 05/15/37)	18,603	15,126,994
3.85%, 07/15/36 (Call 01/15/36)	12,210	10,176,649
3.85%, 04/01/60 (Call 10/01/59)	37,435	25,209,669
3.90%, 05/15/35 (Call 11/15/34)(a)	13,058	11,196,313
3.95%, 03/25/51 (Call 09/25/50)	36,118	26,498,433
4.00%, 07/15/46 (Call 01/15/46)(a)	33,565	25,070,048
4.00%, 11/15/47 (Call 05/15/47)	26,253	19,560,257
4.10%, 03/25/61 (Call 09/25/60)(a)	16,498	11,708,708
4.13%, 05/15/45 (Call 11/15/44)	22,491	17,337,597
4.30%, 07/08/34 (Call 01/08/34)	18,220	16,420,267
4.38%, 05/15/55 (Call 11/15/54)(a)	13,780	10,552,589
4.50%, 05/06/28 (Call 04/06/28)(a)	6,413	6,267,603
4.50%, 07/08/44 (Call 01/08/44)	11,903	9,730,060
4.65%, 05/06/30 (Call 03/06/30)	9,471	9,143,733
4.90%, 02/06/33 (Call 11/06/32)(a)	15,229	14,694,522
5.38%, 07/15/40	23,865	22,670,566
5.55%, 02/06/53 (Call 08/06/52)	21,171	19,795,503
6.13%, 07/08/39(a)	13,854	14,208,056
6.15%, 11/09/29 (Call 09/09/29)	13,844	14,590,510
6.25%, 11/09/32 (Call 08/09/32)	25,051	26,482,990
6.50%, 04/15/38	14,055	15,017,742
6.90%, 11/09/52 (Call 05/09/52)(a)	27,628	30,093,351
Roper Technologies Inc.
1.75%, 02/15/31 (Call 11/15/30)(a)	10,204	8,076,205
4.20%, 09/15/28 (Call 06/15/28)(a)	10,510	10,155,474
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)(a)	11,119	9,702,645
1.95%, 07/15/31 (Call 04/15/31)(a)	11,934	9,906,110
2.70%, 07/15/41 (Call 01/15/41)	11,584	8,366,061
2.90%, 07/15/51 (Call 01/15/51)(a)	19,293	13,195,785
3.05%, 07/15/61 (Call 01/15/61)	13,052	8,603,294
3.70%, 04/11/28 (Call 01/11/28)(a)	15,840	15,435,656
VMware Inc.
1.40%, 08/15/26 (Call 07/15/26)	8,450	7,476,108
1.80%, 08/15/28 (Call 06/15/28)(a)	9,710	8,176,735
2.20%, 08/15/31 (Call 05/15/31)(a)	15,818	12,383,873
3.90%, 08/21/27 (Call 05/21/27)	11,555	10,989,135
4.70%, 05/15/30 (Call 02/15/30)	10,691	10,154,707
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	7,015	6,700,878
3.70%, 04/01/29 (Call 02/01/29)	9,835	9,149,491
3.80%, 04/01/32 (Call 01/01/32)(a)	13,255	11,947,984
		1,257,847,260
Telecommunications — 6.7%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)(a)	25,316	21,900,737
Security	Par (000)	Value

Telecommunications (continued)
2.25%, 02/01/32 (Call 11/01/31)(a)	$21,546	$17,260,022
2.30%, 06/01/27 (Call 04/01/27)(a)	27,372	24,778,361
2.55%, 12/01/33 (Call 09/01/33)	36,780	28,846,488
2.75%, 06/01/31 (Call 03/01/31)(a)	28,012	23,665,173
3.30%, 02/01/52 (Call 08/01/51)(a)	9,799	6,680,577
3.50%, 06/01/41 (Call 12/01/40)(a)	26,743	20,390,716
3.50%, 09/15/53 (Call 03/15/53)	80,578	55,927,522
3.55%, 09/15/55 (Call 03/15/55)	80,444	55,462,043
3.65%, 06/01/51 (Call 12/01/50)(a)	31,311	22,712,016
3.65%, 09/15/59 (Call 03/15/59)(a)	69,980	47,897,650
3.80%, 02/15/27 (Call 11/15/26)(a)	9,371	9,044,569
3.80%, 12/01/57 (Call 06/01/57)(a)	63,742	45,308,617
3.85%, 06/01/60 (Call 12/01/59)	17,106	12,174,872
4.10%, 02/15/28 (Call 11/15/27)(a)	18,550	17,935,327
4.25%, 03/01/27 (Call 12/01/26)(a)	12,515	12,276,017
4.30%, 02/15/30 (Call 11/15/29)	37,202	35,551,492
4.30%, 12/15/42 (Call 06/15/42)(a)	13,267	11,131,025
4.35%, 03/01/29 (Call 12/01/28)	34,837	33,755,245
4.35%, 06/15/45 (Call 12/15/44)(a)	12,832	10,582,769
4.50%, 05/15/35 (Call 11/15/34)(a)	24,072	22,177,717
4.50%, 03/09/48 (Call 09/09/47)	18,447	15,440,956
4.55%, 03/09/49 (Call 09/09/48)(a)	9,642	8,072,413
4.75%, 05/15/46 (Call 11/15/45)	19,867	17,225,521
4.85%, 03/01/39 (Call 09/01/38)(a)	10,104	9,289,412
5.25%, 03/01/37 (Call 09/01/36)	9,872	9,613,994
5.40%, 02/15/34	14,210	14,248,638
5.65%, 02/15/47 (Call 08/15/46)(a)	8,628	8,469,801
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)(a)	4,852	3,599,303
4.46%, 04/01/48 (Call 10/01/47)	11,424	9,744,518
5.10%, 05/11/33	8,233	8,191,810
British Telecommunications PLC, 9.63%, 12/15/30	35,747	44,281,446
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)(a)	7,619	7,202,512
5.50%, 01/15/40	24,762	26,066,796
5.90%, 02/15/39(a)	23,412	25,708,343
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	6,822	5,448,734
5.45%, 11/15/79 (Call 05/19/79)	10,944	9,667,830
Deutsche Telekom International Finance BV, 8.75%,
06/15/30	47,265	56,903,000
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	9,746	7,875,760
2.75%, 05/24/31 (Call 02/24/31)	8,695	7,156,492
4.60%, 05/23/29 (Call 02/23/29)(a)	9,979	9,733,811
Orange SA
5.38%, 01/13/42	14,847	14,738,776
5.50%, 02/06/44 (Call 08/06/43)(a)	2,446	2,503,592
9.00%, 03/01/31(a)	36,457	45,320,247
Rogers Communications Inc.
3.20%, 03/15/27 (Call 02/15/27)(c)	12,274	11,425,459
3.70%, 11/15/49 (Call 05/15/49)(a)	10,161	7,079,100
3.80%, 03/15/32 (Call 12/15/31)(c)	17,914	15,819,977
4.30%, 02/15/48 (Call 08/15/47)	7,227	5,593,966
4.35%, 05/01/49 (Call 11/01/48)(a)	13,192	10,317,486
4.50%, 03/15/42 (Call 09/15/41)(c)	7,181	5,944,091
4.55%, 03/15/52 (Call 09/15/51)(a)(c)	21,700	17,217,889
5.00%, 03/15/44 (Call 09/15/43)(a)	10,757	9,509,834

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Sprint Capital Corp.
6.88%, 11/15/28	$14,241	$15,213,034
8.75%, 03/15/32	27,815	33,747,939
Telefonica Emisiones SA
4.10%, 03/08/27(a)	9,293	8,988,150
4.67%, 03/06/38(a)	7,587	6,424,355
4.90%, 03/06/48	11,571	9,294,296
5.21%, 03/08/47(a)	25,900	21,867,409
5.52%, 03/01/49 (Call 09/01/48)(a)	13,284	11,564,352
7.05%, 06/20/36(a)	24,919	27,234,797
Telefonica Europe BV, 8.25%, 09/15/30(a)	16,749	19,559,042
TELUS Corp.
3.40%, 05/13/32 (Call 02/13/32)	11,896	10,367,182
4.60%, 11/16/48 (Call 05/16/48)(a)	5,699	4,850,898
T-Mobile USA Inc.
2.05%, 02/15/28 (Call 12/15/27)	20,963	18,192,935
2.25%, 11/15/31 (Call 08/15/31)	12,059	9,689,019
2.55%, 02/15/31 (Call 11/15/30)	29,346	24,560,894
2.63%, 02/15/29 (Call 02/15/24)	11,567	10,110,993
2.70%, 03/15/32 (Call 12/15/31)	12,300	10,207,589
2.88%, 02/15/31 (Call 02/15/26)	13,829	11,829,576
3.00%, 02/15/41 (Call 08/15/40)(a)	26,827	19,378,382
3.30%, 02/15/51 (Call 08/15/50)(a)	32,274	22,259,465
3.38%, 04/15/29 (Call 04/15/24)(a)	22,369	20,276,427
3.40%, 10/15/52 (Call 04/15/52)	29,897	20,894,544
3.50%, 04/15/31 (Call 04/15/26)	28,417	25,391,337
3.60%, 11/15/60 (Call 05/15/60)	12,113	8,337,730
3.75%, 04/15/27 (Call 02/15/27)	40,563	38,501,552
3.88%, 04/15/30 (Call 01/15/30)(a)	73,205	67,909,131
4.38%, 04/15/40 (Call 10/15/39)(a)	21,375	18,754,258
4.50%, 04/15/50 (Call 10/15/49)(a)	32,616	27,778,333
4.75%, 02/01/28 (Call 06/12/23)(a)	21,314	20,939,087
4.80%, 07/15/28	10,913	10,771,468
4.95%, 03/15/28 (Call 02/15/28)(a)	11,624	11,578,778
5.05%, 07/15/33 (Call 04/15/33)(a)	17,454	17,217,657
5.20%, 01/15/33 (Call 10/15/32)	15,018	15,041,086
5.65%, 01/15/53 (Call 07/15/52)(a)	19,466	19,420,847
5.75%, 01/15/54	16,000	16,203,680
5.80%, 09/15/62 (Call 03/15/62)	4,972	4,983,286
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)(a)	12,832	10,174,766
1.68%, 10/30/30 (Call 07/30/30)(a)	12,841	10,196,255
1.75%, 01/20/31 (Call 10/20/30)(a)	22,352	17,653,630
2.10%, 03/22/28 (Call 01/22/28)(a)	32,000	28,242,877
2.36%, 03/15/32 (Call 12/15/31)	48,199	38,857,957
2.55%, 03/21/31 (Call 12/21/30)(a)	44,889	37,594,928
2.63%, 08/15/26(a)	15,639	14,671,134
2.65%, 11/20/40 (Call 05/20/40)	31,720	21,788,614
2.85%, 09/03/41 (Call 03/03/41)(a)	11,470	8,037,204
2.88%, 11/20/50 (Call 05/20/50)(a)	29,484	18,809,185
2.99%, 10/30/56 (Call 04/30/56)(a)	39,431	24,350,989
3.00%, 03/22/27 (Call 01/22/27)(a)	9,097	8,558,178
3.00%, 11/20/60 (Call 05/20/60)(a)	18,293	11,116,212
3.15%, 03/22/30 (Call 12/22/29)	19,057	17,034,635
3.40%, 03/22/41 (Call 09/22/40)	38,936	29,673,959
3.55%, 03/22/51 (Call 09/22/50)(a)	47,709	34,540,868
3.70%, 03/22/61 (Call 09/22/60)(a)	37,874	26,956,100
3.88%, 02/08/29 (Call 11/08/28)(a)	13,156	12,441,556
3.88%, 03/01/52 (Call 09/01/51)(a)	14,626	11,249,582
4.00%, 03/22/50 (Call 09/22/49)	13,114	10,416,597
Security	Par (000)	Value

Telecommunications (continued)
4.02%, 12/03/29 (Call 09/03/29)(a)	$45,806	$43,119,359
4.13%, 03/16/27	35,701	34,992,335
4.13%, 08/15/46(a)	9,137	7,443,055
4.27%, 01/15/36	17,750	15,964,843
4.33%, 09/21/28	47,310	46,014,231
4.40%, 11/01/34 (Call 05/01/34)(a)	18,031	16,704,299
4.50%, 08/10/33	20,914	19,719,045
4.52%, 09/15/48(a)	12,399	10,692,208
4.81%, 03/15/39	11,674	10,773,772
4.86%, 08/21/46(a)	25,302	23,090,957
5.01%, 08/21/54(a)	7,321	6,701,695
5.05%, 05/09/33(a)	6,886	6,807,354
5.25%, 03/16/37	10,056	9,928,501
6.55%, 09/15/43(a)	9,006	9,900,201
Vodafone Group PLC
4.25%, 09/17/50(a)	16,742	13,180,813
4.38%, 05/30/28(a)	2,769	2,720,776
4.38%, 02/19/43(a)	19,693	16,231,536
4.88%, 06/19/49(a)	19,598	16,877,939
5.25%, 05/30/48(a)	11,800	10,917,439
6.15%, 02/27/37(a)	21,905	22,858,842
		2,361,214,396
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	9,179	8,373,680

Transportation — 1.8%
Burlington Northern Santa Fe LLC
3.30%, 09/15/51 (Call 03/15/51)	10,371	7,635,462
3.55%, 02/15/50 (Call 08/15/49)	8,675	6,777,033
3.90%, 08/01/46 (Call 02/01/46)	8,211	6,769,885
4.05%, 06/15/48 (Call 12/15/47)	8,906	7,530,719
4.13%, 06/15/47 (Call 12/15/46)(a)	8,081	6,932,165
4.15%, 04/01/45 (Call 10/01/44)	10,104	8,719,211
4.15%, 12/15/48 (Call 06/15/48)	9,185	7,860,350
4.45%, 03/15/43 (Call 09/15/42)(a)	10,195	9,217,902
4.45%, 01/15/53 (Call 07/15/52)(a)	12,339	11,179,762
4.55%, 09/01/44 (Call 03/01/44)(a)	8,992	8,202,747
4.90%, 04/01/44 (Call 10/01/43)	11,039	10,496,549
5.75%, 05/01/40 (Call 11/01/39)(a)	9,094	9,541,949
Canadian National Railway Co., 3.85%, 08/05/32
(Call 05/05/32)	8,821	8,263,417
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)	10,370	9,385,749
2.45%, 12/02/31 (Call 09/02/31)(a)	12,812	11,341,978
3.00%, 12/02/41 (Call 06/02/41)(a)	12,329	10,049,226
3.10%, 12/02/51 (Call 06/02/51)(a)	21,769	15,037,485
6.13%, 09/15/2115 (Call 03/15/2115)	8,272	8,365,666
CSX Corp.
3.25%, 06/01/27 (Call 03/01/27)	9,514	9,019,638
3.80%, 03/01/28 (Call 12/01/27)(a)	9,970	9,599,807
3.80%, 11/01/46 (Call 05/01/46)(a)	6,347	5,060,405
4.10%, 11/15/32 (Call 08/15/32)(a)	10,652	10,121,605
4.10%, 03/15/44 (Call 09/15/43)(a)	8,553	7,282,606
4.25%, 03/15/29 (Call 12/15/28)(a)	12,265	11,944,657
4.30%, 03/01/48 (Call 09/01/47)(a)	8,733	7,475,065
4.50%, 11/15/52 (Call 05/15/52)(a)	10,557	9,338,043
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	10,951	9,113,361
3.10%, 08/05/29 (Call 05/05/29)	14,718	13,313,527
3.25%, 05/15/41 (Call 11/15/40)(a)	8,166	6,017,899

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.05%, 02/15/48 (Call 08/15/47)(a)	$11,139	$8,724,501
4.25%, 05/15/30 (Call 02/15/30)(a)	10,747	10,353,311
4.40%, 01/15/47 (Call 07/15/46)	8,215	6,809,785
4.55%, 04/01/46 (Call 10/01/45)(a)	13,645	11,508,918
4.75%, 11/15/45 (Call 05/15/45)	12,987	11,338,804
4.95%, 10/17/48 (Call 04/17/48)	9,174	8,254,332
5.10%, 01/15/44	5,821	5,345,361
5.25%, 05/15/50 (Call 11/15/49)(a)	13,727	12,928,172
Norfolk Southern Corp.
3.05%, 05/15/50 (Call 11/15/49)(a)	1,829	1,221,138
3.16%, 05/15/55 (Call 11/15/54)	9,431	6,217,656
4.55%, 06/01/53 (Call 12/01/52)(a)	8,212	7,201,270
Union Pacific Corp.
2.38%, 05/20/31 (Call 02/20/31)(a)	11,896	10,116,946
2.40%, 02/05/30 (Call 11/05/29)(a)	10,242	8,941,736
2.80%, 02/14/32 (Call 12/15/31)(a)	12,995	11,258,724
2.95%, 03/10/52 (Call 09/10/51)(a)	9,879	6,713,993
2.97%, 09/16/62 (Call 03/16/62)	13,185	8,379,414
3.20%, 05/20/41 (Call 11/20/40)	12,183	9,491,900
3.25%, 02/05/50 (Call 08/05/49)	19,721	14,505,178
3.50%, 02/14/53 (Call 08/14/52)(a)	14,343	10,914,877
3.70%, 03/01/29 (Call 12/01/28)(a)	10,007	9,620,327
3.75%, 02/05/70 (Call 08/05/69)(a)	3,246	2,400,482
3.80%, 10/01/51 (Call 04/01/51)	11,585	9,368,740
3.80%, 04/06/71 (Call 10/06/70)	11,363	8,557,142
3.84%, 03/20/60 (Call 09/20/59)(a)	21,173	16,464,967
3.95%, 09/10/28 (Call 06/10/28)(a)	11,296	11,021,644
4.50%, 01/20/33 (Call 10/20/32)(a)	9,710	9,561,532
United Parcel Service Inc.
3.05%, 11/15/27 (Call 08/15/27)(a)	12,395	11,769,897
3.40%, 03/15/29 (Call 12/15/28)(a)	10,036	9,542,234
3.75%, 11/15/47 (Call 05/15/47)(a)	9,928	8,200,586
4.25%, 03/15/49 (Call 09/15/48)	4,891	4,331,695
4.45%, 04/01/30 (Call 01/01/30)(a)	9,596	9,585,330
4.88%, 03/03/33 (Call 12/03/32)(a)	9,090	9,224,016
5.05%, 03/03/53 (Call 09/03/52)	10,263	10,236,100
5.30%, 04/01/50 (Call 10/01/49)(a)	10,657	11,098,896
6.20%, 01/15/38	20,412	22,822,884
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	9,145	8,238,544
Security	Par/ Shares (000)	Value

Transportation (continued)
1.50%, 09/22/28 (Call 07/22/28)(a)	$13,810	$12,069,625
1.80%, 09/22/31 (Call 06/22/31)(a)	28,464	23,745,674
3.95%, 09/09/27 (Call 08/09/27)(a)	9,569	9,526,307
		649,206,506
Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)	10,135	7,930,010
4.45%, 06/01/32 (Call 03/01/32)(a)	10,617	10,320,626
6.59%, 10/15/37(a)	9,255	10,407,275
		28,657,911
Total Long-Term Investments — 98.4%
(Cost: $40,175,787,498)		34,772,575,029

Short-Term Securities

Money Market Funds — 8.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(d)(e)(f)	2,823,508	2,824,072,674
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(d)(e)	221,014	221,014,000

Total Short-Term Securities — 8.6%
(Cost: $3,044,237,010)		3,045,086,674

Total Investments — 107.0%
(Cost: $43,220,024,508)		37,817,661,703

Liabilities in Excess of Other Assets — (7.0)%		(2,471,963,945)

Net Assets — 100.0%		$35,345,697,758

(a)	All or a portion of this security is on loan.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,485,025,395	$340,063,905	(a)	$—		$95,225	$(1,111,851)	$2,824,072,674	2,823,508	$2,306,007	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	722,044,000	—		(501,030,000	)(a)	—	—	221,014,000	221,014	3,981,970		—
						$95,225	$(1,111,851)	$3,045,086,674		$6,287,977		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$34,772,575,029	$—	$34,772,575,029
Short-Term Securities
Money Market Funds	3,045,086,674	—	—	3,045,086,674
	$3,045,086,674	$34,772,575,029	$—	$37,817,661,703

Portfolio Abbreviation

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate